     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2003


                                             1933 ACT REGISTRATION NO. 333-84688
                                             1940 ACT REGISTRATION NO. 811-08559
                                                              CIK NO. 0001051629

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 2
            REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940
                                AMENDMENT NO. 2


             LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE
                                   ACCOUNT M
                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
                           (EXACT NAME OF DEPOSITOR)

                100 Madison Street Suite 1860 Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               Depositor's Telephone Number, including Area Code
                                 (888) 223-1860

           Robert O. Sheppard, Esquire                            COPY TO:
   Lincoln Life & Annuity Company of New York          Christine S. Frederick, Esquire
               100 Madison Street                    The Lincoln National Life Insurance
                   Suite 1860                                      Company
               Syracuse, NY 13202                             350 Church Street
     (NAME AND ADDRESS OF AGENT FOR SERVICE)               Hartford, CT 06103-1106

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: Continuous INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ending December 31, 2002 was filed March 26, 2003.


    It is proposed that this filing will become effective (check appropriate box)


        immediately upon filing pursuant to paragraph (b)
------
  X     on May 1, 2003 pursuant to paragraph (b)
------
        60 days after filing pursuant to paragraph (a)(1)
------
        on 5/1/03 pursuant to paragraph (a) (1) of Rule 485.
------
        This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.
------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
100 MADISON STREET                                 CLIENT SERVICE CENTER MVL1
SUITE 1860                                         350 CHURCH STREET
SYRACUSE, NY 13202                                 HARTFORD, CT 06103-1106
(888) 223-1860                                     (800) 444-2363

--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

    This prospectus describes Lincoln VUL(DB)-II, a flexible premium variable life insurance contract (the "policy"), offered by Lincoln Life & Annuity Company of New York ("Lincoln Life", " the Company", "we", "us", "our"). The policy provides for death benefits and policy values that may vary with the performance of the underlying investment options. Read this prospectus carefully to understand the policy being offered.

    The policy described in this prospectus is available only in New York.

    You, the owner, may allocate net premiums to the variable Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"), or to the Fixed Account. Each Sub-Account invests in shares of a certain fund. The policy features the ELITE SERIES of funds (the "funds"), offered through the following fund families. Comprehensive information on the funds offered may be found in the funds prospectus which is furnished with this prospectus.

                - AIM VARIABLE INSURANCE FUNDS

                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

                - AMERICAN FUNDS INSURANCE SERIES

                - DELAWARE VIP TRUST

                - FIDELITY VARIABLE INSURANCE PRODUCTS

                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

                - JANUS ASPEN SERIES


                - LINCOLN VARIABLE INSURANCE PRODUCTS TRUST


                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST

                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                - PUTNAM VARIABLE TRUST


                - SCUDDER INVESTMENT VIT FUNDS


    Additional information on Lincoln Life, the Separate Account and this policy may be found in the Statement of Additional Information (the "SAI"). See the last page of this prospectus for information on how you may obtain the SAI.

TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT FUNDS' PROSPECTUSES WITH IT. KEEP ALL PROSPECTUSES FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                         PROSPECTUS DATED: MAY 1, 2003

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
POLICY SUMMARY........................       3
  Benefits of Your Policy.............       3
  Risks of Your Policy................       3
  Charges and Fees....................       4
LINCOLN LIFE, THE SEPARATE ACCOUNT AND
 THE GENERAL ACCOUNT..................       7
  Funds...............................       7
  Fund Withdrawal and Substitution....      12
  Voting Rights.......................      12
POLICY CHARGES AND FEES...............      13
  Premium Load; Net Premium Payment...      14
  Surrender Charges...................      14
  Partial Surrender Fee...............      15
  Fund Transfer Fee...................      15
  Mortality and Expense Risk Charge...      15
  Cost of Insurance Charge............      15
  Administrative Fee..................      16
  Policy Loan Interest................      16
  Rider Charges.......................      16
  Case Exceptions.....................      16
YOUR INSURANCE POLICY.................      16
  Application.........................      18
  Owner...............................      18
  Right to Examine Period.............      18
  Initial Specified Amount............      18
  Transfers...........................      19
  Limits on Frequent Transfers........      19
  Optional Sub-Account Allocation
   Programs...........................      20
  Riders..............................      20
  Continuation of Coverage............      21



CONTENTS                                  PAGE
--------                                  ----
  Termination of Coverage.............      21
  State Regulation....................      22
PREMIUMS..............................      22
  Allocation of Net Premium Payment...      22
  Planned Premiums; Additional
   Premiums...........................      22
  Policy Values.......................      23
DEATH BENEFITS........................      24
  Death Benefit Options...............      24
  Changes to Initial Specified Amount
   and Death Benefit Options..........      25
  Death Benefit Proceeds..............      26
POLICY SURRENDERS.....................      27
  Partial Surrender...................      27
POLICY LOANS..........................      28
LAPSE AND REINSTATEMENT...............      28
  No Lapse Provision..................      29
  Reinstatement of a Lapsed Policy....      31
TAX ISSUES............................      31
  Taxation of Life Insurance Contracts
   in General.........................      31
  Policies Which Are MECs.............      32
  Policies Which Are Not MECs.........      33
  Other Considerations................      34
  Fair Value of Your Policy...........      35
  Tax Status of Lincoln Life..........      35
RESTRICTIONS ON FINANCIAL
 TRANSACTIONS.........................      35
LEGAL PROCEEDINGS.....................      35
FINANCIAL STATEMENTS..................      35
CONTENTS OF THE STATEMENT OF
 ADDITIONAL INFORMATION...............      36

POLICY SUMMARY

                    BENEFITS OF YOUR POLICY

                    DEATH BENEFIT PROTECTION. The policy this prospectus describes is a variable life insurance policy which provides death benefit protection. Variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection. You should consider other forms of investments if you do not need death benefit protection, as there are additional costs and expenses in providing the insurance.

                    TAX DEFERRED ACCUMULATION. Variable life insurance has significant tax advantages under current tax law. Policy values accumulate on a tax-deferred basis. A transfer of values from one Sub-Account to another within the policy currently generates no taxable gain or loss. Any investment income and realized capital gains within a Sub-Account or interest from the Fixed Account are automatically reinvested without being taxed to the policy owner.

                    ACCESS TO YOUR POLICY VALUES. Variable life insurance offers access to policy values. You may borrow against your policy or surrender all or a portion of your policy. Your policy can support a variety of personal and business financial planning needs.

                    FLEXIBILITY. The policy is a flexible premium variable life insurance policy in which flexible premium payments are permitted. You may select death benefit options, lapse protection coverage, and policy riders. You may increase or decrease the amount of death benefit. You are able to select, monitor, and change investment choices within your policy. With the wide variety of investment options available, it is possible to fine tune an investment mix to meet changing personal objectives or investment conditions. You should refer to each fund prospectus for comprehensive information on each fund. You may also use the Fixed Account to fund your policy.

                    RISKS OF YOUR POLICY

                    FLUCTUATING INVESTMENT PERFORMANCE. A Sub-Account is not guaranteed and will increase and decrease in value according to investment performance. Policy values in the Sub-Accounts are not guaranteed. If you put money into the Sub-Accounts, you assume all the investment risk on that money. A comprehensive discussion of each Sub-Account's objective and risk is found in each fund's prospectus. You should review these prospectuses before making your investment decision.

                    UNSUITABLE FOR SHORT-TERM INVESTMENT. This policy is intended for long-term financial planning, and is unsuitable for short term goals. Your policy is not designed to serve as a vehicle for frequent trading.

                    POLICY LAPSE. Sufficient premiums must be paid to keep a policy in force. There is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated.

                    DECREASING DEATH BENEFIT. Any outstanding policy loans and any amount that you have surrendered or withdrawn will reduce your policy's death benefit.

                    ADVERSE CONSEQUENCES OF EARLY SURRENDER. There are surrender charges assessed if you surrender your policy in the first 10-15 years. Depending on the amount of premium paid, or any reduction in specified amount, there may be little or no surrender value available. Partial surrenders may reduce the policy value and death benefit.

                    ADVERSE TAX CONSEQUENCES. You should always consult a tax adviser about the application of federal and state tax rules to your individual situation. The federal income tax treatment of life insurance is complex and current tax treatment of life insurance may change. There are other federal tax consequences such as estate, gift and generation skipping transfer taxes, as well as state and local income, estate and inheritance tax consequences.

                    CHARGES AND FEES


                    This section describes the fees and expenses that you will pay when buying, owning and surrendering your policy. Refer to the "Policy Charges and Fees" section later in this prospectus for more information.



Table I describes the fees and expenses that you will pay at the time you purchase your policy, surrender your policy, or transfer invested amounts between Sub-Accounts.



                                   TABLE I: TRANSACTION FEES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Maximum sales charge      When you pay a premium.      5.0% of each premium payment.
imposed on premiums
(load)
Surrender Charge*         Upon full surrender of your
                          policy (years 1-15). When
                          you make certain specified
                          amount decreases (years
                          1-10).
  Minimum and                                          The surrender charge ranges from a
  Maximum Charge                                       minimum of $13.07 to a maximum of $46.82
                                                       per $1000 of specified amount.

  Charge for a                                         For a male, age 45, nonsmoker, in year
  Representative Insured                               one, the maximum surrender charge is
                                                       $32.66 per $1000 of specified amount.
                                                       For a female, age 45, nonsmoker, in year
                                                       one the maximum surrender charge is
                                                       $27.59 per $1000 of specified amount.
Partial Surrender Fee     When you take a partial      The lesser of $25 or 2% of the amount
                          surrender of your policy.    surrendered.
Fund Transfer Fee         Applied to any transfer      $25(1)
                          request in excess of 24
                          made during any policy
                          year.
Estate Tax Repeal Rider   One-time charge at issue     $250
(optional)                (if elected)



(1)  This charge is currently being waived.

Table II describes the fees and expenses that you will pay periodically during the time that you own your policy, not including the fund operating expenses shown in Table III.



                 TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Cost of Insurance*        Monthly

  Minimum and Maximum                                  The monthly cost of insurance rates for
  Charge                                               standard issue individuals ranges from a
                                                       guaranteed minimum of $0.00 per $1,000
                                                       per month to a guaranteed maximum of
                                                       $83.33 per $1,000 per month of net amount
                                                       at risk.
                                                       Individuals with a higher mortality risk
                                                       than standard issue individuals can be
                                                       charged from 125% to 800% of the standard
                                                       rate.

  Charge for a                                         For a male, age 45, nonsmoker, the
  Representative Insured                               guaranteed maximum monthly cost of
                                                       insurance rate is $.38 per $1000 of net
                                                       amount at risk.
                                                       For a female, age 45, nonsmoker, the
                                                       guaranteed maximum monthly cost of
                                                       insurance rate is $.30 per $1000 of net
                                                       amount at risk.
Mortality and Expense     Daily (at the end of each    Daily charge as a percentage of the value
Risk Charge ("M&E")       valuation day).              of the Separate Account, guaranteed at an
                                                       effective annual rate of 0.90%.(2)
Administrative Fee*       Monthly                      A flat fee of $10 per month in all years.

  Minimum and Maximum                                  For the first two policy years from issue
                                                       date or increase in specified amount,
                                                       there is an additional charge. The
                                                       monthly charge ranges from a minimum of
                                                       $0.01 per $1,000 of specified amount to a
                                                       maximum of $0.42 per $1,000 of specified
                                                       amount.

  Charge for a                                         For a male or female age 45, the maximum
  Representative Insured                               additional monthly charge is $0.09 per
                                                       $1,000 of specified amount.
Policy Loan Interest      Annually                     5% annually of the amount held in the
                                                       loan account.



(2) Guaranteed at an effective annual rate of 0.90% in policy years 1-19 and 0.20% in policy years 20 and beyond.

           TABLE II: PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES (CONTINUED)
                                  WHEN CHARGE                           AMOUNT
         CHARGE                   IS DEDUCTED                          DEDUCTED
Rider Charges                                          Individualized based on optional Rider(s)
                                                       selected.
Waiver of Monthly         Monthly
Deduction Rider *
  Minimum and Maximum                                  The waiver of monthly deduction rate
  Charge                                               factor ranges from a minimum of 2% of all
                                                       other covered monthly charges to a
                                                       maximum of 12% of all other covered
                                                       monthly charges.

  Charge for a                                         For a male, age 45, nonsmoker, the
  Representative Insured                               maximum rate factor is 3.5% of all other
                                                       covered monthly charges.
                                                       For a female, age 45, nonsmoker, the
                                                       maximum rate factor is 5% of all other
                                                       covered monthly charges.
  Accounting Value Rider  N/A                          There is no charge for this rider.
  Change of Insured       N/A                          There is no charge for this rider.
  Rider



* These charges and costs vary based on individual characteristics. The charges and costs shown in the tables may not be representative of the charges and costs that a particular policy owner will pay. You may obtain more information about the particular charges, cost of insurance, and the cost of certain riders that would apply to you by requesting a personalized policy illustration from your financial advisor.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



These fees and expenses may change at any time.



  TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    TOTAL ANNUAL OPERATING EXPENSE                MINIMUM                       MAXIMUM
Total Management fees, distribution                0.32%                        1.41%(3)
and/ or service (12b-1) fees, and
other expenses.



(3) Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 0.27%. These waivers and reductions generally extend through April 30, 2003 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.


LINCOLN LIFE, THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT


                    Lincoln Life & Annuity Company of New York (Lincoln Life) (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.



                    Lincoln Life & Annuity Flexible Premium Variable Life Account M (Separate Account) is a separate account of the Company which was established on November 24, 1997. The investment performance of assets in the Separate Account is kept separate from that of the Company's General Account. Separate Account assets attributable to the policies are not charged with the general liabilities of the Company. Separate Account income, gains and losses are credited to or charged against the Separate Account without regard to the Company's other income, gains or losses. The Separate Account's values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and meets the definition of "separate account." Any changes in the investment policy of the Separate Account must be approved by the New York Insurance Department.


                    Your policy may also be funded in whole or in part through the Fixed Account. In the Fixed Account, your principal is guaranteed. Fixed Account assets are general assets of the Company, and are held in the Company's General Account.

                    FUNDS

                    The variable investment options in the policy are Sub-Accounts of the Separate Account. All amounts allocated or transferred to a Sub-Account are used to purchase shares of the appropriate fund. You do not invest directly in these funds. The investment performance of each Sub-Account will reflect the investment performance of the appropriate fund.

                    A given fund may have an investment objective and principal investment strategy similar to those for another fund managed by the same investment adviser or subadviser. However, because of timing of investments and other variables, there will be no correlation between the two investments. Even though the management strategy and the objectives of the funds are similar, the investment results may vary.

                    Several of the funds may invest in non-investment grade, high-yield, and high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectus.

                    There is no assurance that the investment objective of any of the funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. The amount of risk varies significantly among the Sub-Accounts. You should read each fund's prospectus carefully before making investment choices.

                    Additional funds may be made available as underlying investments. The right to select among funds will be limited by the terms and conditions imposed by the Company.

                    The funds and their investment advisers/subadvisers and objectives are listed below. Comprehensive information on each fund, its objectives and past performance may be found in each fund prospectus.


                    AIM VARIABLE INSURANCE FUNDS, advised by A I M
                    Advisors, Inc.



                        AIM V. I. GROWTH FUND (SERIES I SHARES): Seeks growth of capital.



                        AIM V. I. INTERNATIONAL GROWTH FUND (SERIES I SHARES):
                        Seeks to provide long-term growth of capital.



                        AIM V. I. PREMIER EQUITY FUND (SERIES I SHARES): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC., advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
                        (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominantly in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).

                    AMERICAN FUNDS INSURANCE SERIES, advised by Capital Research and Management Company



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalization of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE VIP TRUST, advised by Delaware Management Company



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earning potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS, advised by Fidelity Management & Research Company



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation.



                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500-Registered Trademark-)



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks to achieve capital appreciation.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long-term growth of capital.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, advised by Franklin Advisers, Inc. for the Franklin Small Cap Fund, and by Templeton Global Advisors Limited for the Templeton Growth Securities Fund



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small cap companies are those with market capitalization values not exceeding
                        (1) $1.5 billion, or (2) the highest market capitalization value in the Russell
                        2000-Registered Trademark- Index, whichever is greater, at the time of purchase.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.



                    JANUS ASPEN SERIES, advised by Janus Capital Management LLC



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        MID CAP GROWTH PORTFOLIO (SERVICE SHARES) (FORMERLY AGGRESSIVE GROWTH PORTFOLIO): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.

                    LINCOLN VARIABLE INSURANCE PRODUCTS TRUST, advised by Delaware Management Company, with Delaware International Advisers, Ltd. subadvising the International Fund, Janus Capital Management LLC subadvising the Capital Appreciation Fund, and Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund.



                        AGGRESSIVE GROWTH FUND (STANDARD CLASS): Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies.



                        BOND FUND (STANDARD CLASS): Seeks maximum current income consistent with prudent investment strategy. The fund invests in a diverse group of domestic fixed income securities including high-quality investment-grade corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed securities.



                        CAPITAL APPRECIATION FUND (STANDARD CLASS): Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium -sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds.



                        GLOBAL ASSET ALLOCATION FUND (STANDARD CLASS): Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity, fixed-income and money market securities of U.S. and foreign issuers.



                        INTERNATIONAL FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        MONEY MARKET FUND (STANDARD CLASS): Seeks maximum current income consistent with the preservation of capital by investing in money market securities that provide the most attractive yields. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.



                        SOCIAL AWARENESS FUND (STANDARD CLASS): Seeks long-term capital appreciation. The fund buys stocks of large and medium sized companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST, advised by Massachusetts Financial Services Company



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equities securities).

                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, advised by Neuberger Berman Management Inc., and subadvised by Neuberger Berman, LLC



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST, advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.



                        HEALTH SCIENCES FUND (CLASS IB): Seeks capital appreciation by investing mainly in common stocks of companies in the health sciences industries with a focus on growth stocks.



                    SCUDDER INVESTMENT VIT FUNDS, advised by Deutsche Asset Management, Inc. and subadvised by Northern Trust Investments, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND (CLASS A):
                        The fund seeks to replicate as closely as possible, before the deduction of expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
                        (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.



                        EQUITY 500 INDEX FUND (CLASS A): The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.



                        SMALL CAP INDEX FUND (CLASS A): The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small US companies.


                    FUND WITHDRAWAL AND SUBSTITUTION

                    Lincoln Life may withdraw funds and substitute shares of other funds if:
                    1) the shares of any fund should no longer be available for investment by the Separate Account; or
                    2) in our judgment, further investment in such shares ceases to be appropriate in view of the purpose of the Separate Account, legal, regulatory or federal income tax restrictions, or for any other reason.

                    We will obtain any necessary regulatory or other approvals prior to such a change. We will endorse your policy as required to reflect any withdrawal or substitutions. Substitute funds may have higher charges than the funds being replaced.

                    VOTING RIGHTS

                    The funds do not hold regularly scheduled shareholder meetings. When a fund holds a special meeting for the purpose of approving changes in the ownership or operation of the fund, the Company is entitled to vote the shares of our Sub-Account invested in that fund. Under our current interpretation of applicable law, you may instruct us how to vote those shares.

                    We will notify you when your instructions are needed and will provide information from the fund about the matters requiring the special meeting. We will calculate the number of votes for which you may instruct us based on the amount you have allocated to that Sub-Account, and the value of a share of the corresponding fund, as of a date chosen by the fund (record date). If we receive instructions from you, we will follow those instructions in voting the shares attributable to your policy. If we do not receive instructions from you, we will vote the shares attributable to your policy in the same proportion as we vote other shares based on instructions received from other policy owners.

POLICY CHARGES AND FEES

                    Policy charges and fees compensate us for providing your insurance benefit, administering your policy, assuming risks associated with your policy, and incurring sales related expenses. We may profit from any of these charges, and we may use this profit for any purpose, including covering shortfalls from other charges.

                    In addition to policy charges, the investment adviser for each of the funds deducts a daily charge as a percent of the value in each fund as an asset management charge. The charge reflects asset management fees of the investment adviser, and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and other expenses). Values in the Sub-Accounts are reduced by these charges. Future fund expenses may vary. Detailed information about charges and expenses is contained in each fund's prospectus.


                    The monthly deductions, including the cost of insurance charges, may be deducted in two ways:


                    1) Proportionately from the net accumulation value of each underlying investment option subject to the charge.


                    2) From the net accumulation value of specific funds which you have designated.



                    If you have selected designated funds, and in a given month there is not sufficient value in those funds to cover the monthly deduction, we will take the remaining monthly deduction pro rata from the rest of the funds in your policy that have value.



                    If you have not selected designated funds, the monthly deductions will be taken pro rata from all of the funds in your policy that have value.



                    The monthly deductions are made on the "monthly anniversary day," the date of issue and the same day of each month thereafter. If the day that would otherwise be a monthly anniversary day is non-existent for that month, or is not a valuation day, then the monthly anniversary day is the next valuation day. You may select or change designated funds at any time prior to a monthly anniversary day by contacting our Administrative Office.


                    If the value is insufficient to cover the current monthly deduction, you have a 61-day grace period to make a payment sufficient to cover that deduction.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    We deduct 5% from each premium payment. This amount, referred to as "premium load," covers certain policy-related state and federal tax liabilities. It also covers a portion of the sales expenses incurred by the Company. The premium payment, net of the premium load, is called the "net premium payment."

                    SURRENDER CHARGES

                    A surrender charge may apply if the policy is totally surrendered or has a decrease in the specified amount of death benefit. The surrender charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. A schedule of surrender charges is included in each policy.

                    The surrender charge varies by age of the insured, the number of years since the date of issue or the date of an increase in specified amount, and the specified amount. The surrender charge will never exceed $46.82 per $1,000 of specified amount. A personalized schedule of surrender charges is included in each policy. You may obtain more information about the surrender charges that would apply to your policy by requesting a personalized illustration from your insurance representative.

                    The duration of the surrender charge is 15 years for full surrenders and 10 years for decreases in specified amount.

                    Surrender charges are assessed by withdrawing value from the Sub-Accounts and the Fixed Account proportionately. The surrender charge will not exceed the policy value. All surrender charges decline to zero within 15 years following policy issue, or any increase in specified amount.

                    Upon either a full surrender of the policy or a decrease in specified amount, the charge will be subject to the following conditions:

                    A. For decreases in specified amount, excluding full surrender of the policy, no surrender charge will be applied where the decrease:

                       1)occurs after the tenth policy anniversary following
                         issue of the initial specified amount; or
                       2)is directly caused by a death benefit option change; or
                       3)is caused by a partial surrender; or
                       4)when added to the sum of all prior decreases, does not
                         exceed 25% of the initial specified amount.

                    B. For all other decreases, the charge will be calculated as
                    1) minus 2), then divided by 3) and then multiplied by 4), where:

                       1)is the amount of this decrease plus any prior
                         decreases;
                       2)is the greater of an amount equal to 25% of the initial
                         specified amount or the sum of all prior decreases;
                       3)is the initial specified amount; and
                       4)is the then applicable surrender charge from the
                         schedule in the policy.

                    We may limit requests for decreases in specified amount, to the extent there is insufficient value to cover the necessary surrender charges.

                    If you increase the specified amount, a new surrender charge will be applicable to each increase. This charge is in addition to any surrender charge on the existing specified amount. Upon an increase in specified amount, we will send you supplemental policy specifications reflecting the maximum additional surrender charge.

                    Upon full surrender of your policy following a policy decrease, the surrender charge will be calculated as the entire amount shown in the policy specifications, multiplied by one minus the percentage of the initial specified amount for which a surrender charge was previously assessed. The charge assessed upon a full surrender will not exceed the policy's value.

                    If your policy includes the Estate Tax Repeal Rider, and if you satisfy its special conditions, you will have a one-time right to cancel your policy without being subject to surrender charges. This is a limited benefit and is subject to our specific definition of Estate Tax Repeal.

                    Any surrender may have tax implications. Consult your financial adviser before initiating a surrender.

                    PARTIAL SURRENDER FEE

                    No surrender charge is imposed on a partial surrender, but an administrative fee of 2% of the amount withdrawn, not to exceed $25, is imposed. This fee is allocated pro rata among the Sub-Accounts and the Fixed Account from which the partial surrender proceeds are taken.

                    FUND TRANSFER FEE

                    For each transfer request in excess of 24 made during any policy year, we will charge you an administrative fee of $25. This fee is currently being waived, but we reserve the right to charge it.

                    MORTALITY AND EXPENSE RISK CHARGE

                    We assess a daily mortality and expense risk charge as a percentage of the value of the Sub-Accounts. The mortality risk assumed is that the insured may live for a shorter period than we originally estimated. The expense risk assumed is that our expenses incurred in issuing and administering the policies will be greater than we originally estimated. The current charge is the guaranteed effective annual rate of 0.90% in policy years 1-19 and 0.20% in policy years 20 and beyond.

                    COST OF INSURANCE CHARGE

                    A significant cost of variable life insurance is the "cost of insurance" charge. This charge is the portion of the monthly deduction designed to compensate the Company for the anticipated cost of paying death benefits in excess of the policy value. It is determined based on our expectation of future mortality, investment earnings, persistency and expenses (including taxes).


                    The cost of insurance charge depends on the policy duration, the age, underwriting category and gender of the insured, and the current net amount at risk. The net amount at risk is the death benefit minus the greater of zero or the policy value, and may vary with investment performance, premium payment patterns, and charges. The rate on which the monthly deduction for the cost of insurance is based will generally increase each policy year as the insured ages. Cost of insurance rates are generally lower for healthy individuals.


                    The cost of insurance is determined monthly by dividing the death benefit at the beginning of the policy month by 1 plus .0032737 (the monthly equivalent of an effective annual rate of 4%), subtracting the value at the beginning of the policy month, and multiplying the result (the "net amount at risk") by the applicable cost of insurance rate as determined by the Company.


                    The current cost of insurance charge may be less than the guaranteed cost of insurance charge, but it will never exceed the maximum cost of insurance charge. A schedule of guaranteed maximum cost of insurance rates is part of your policy.


                    ADMINISTRATIVE FEE

                    There is a flat monthly deduction of $10 in all years.

                    For the first two policy years from issue date or increase in specified amount, there is an additional charge that varies with the insured's age. A table of these expense charges is included in each policy. This charge will never exceed $0.4242 per $1000 of specified amount. This fee compensates the Company for administrative expenses associated with policy issue and ongoing policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    POLICY LOAN INTEREST

                    If you borrow against your policy, interest will be charged to the Loan Account value. The annual effective interest rate is 5%. We will credit 4% interest on the Loan Account value in all years.

                    RIDER CHARGES

                    Waiver of Monthly Deductions. The monthly charge for this benefit is equal to the sum of all other covered monthly charges for the policy and all riders, multiplied by a rate factor. The rate factor depends on the age, underwriting category and gender of the insured. The maximum and current rate factor is 12%.

                    Estate Tax Repeal Rider. There is a $250 one-time charge at issue for this rider.

                    CASE EXCEPTIONS

                    Charges and fees may be reduced in some circumstances where policies are purchased by corporations and other groups or sponsoring organizations on a multiple-life case basis.

YOUR INSURANCE POLICY

                    Your policy is a life insurance contract that provides for a death benefit payable on the death of the insured. The policy and the application constitute the entire contract between you and Lincoln Life.


                    We may add, change or eliminate any funds that the Separate Account or the Sub-Accounts invest in, subject to state and federal laws and regulations. We may substitute a new fund for one that is no longer available for investment, or is no longer suitable for the policy. We will obtain any required approvals from policy owners, the SEC, and state insurance regulators before substituting any funds.



                    We may choose to add or remove Sub-Accounts as investment options under the policies, based on marketing needs or investment conditions. If we change any Sub-Accounts or substitute any funds, we will make appropriate endorsements to the policies.



                    If we obtain appropriate approvals from policy owners and securities regulators, we may:



                - change the investment objective of the Separate Account.



                - operate the Separate Account as a management investment
                  company, unit investment trust, or any other form permitted under applicable securities laws



                - deregister the Separate Account



                - combine the Separate Account with another separate account



                    We will notify you of any change that is made.


                    The policy includes policy specifications pages, with supporting schedules. These pages and schedules provide important information about your policy such as: the identity of the insured and owner; date of issue; the initial specified amount; the death benefit option selected; name of the insured; issue age; named beneficiary; initial premium payment; surrender charges; expense charges and fees; guaranteed maximum cost of insurance rates; and No Lapse premium.

                    When your policy is delivered to you, you should review it promptly to confirm that it reflects the information you provided in your application. If not, please notify us immediately.

                    The policy is nonparticipating. This means that no dividends are payable to you. In addition, your policy does not share in the profits or surplus earnings of the Company.

                    Before purchasing the policy to replace, or to be funded with proceeds from an existing life insurance policy or annuity, make sure you understand the potential impact. The insured will need to prove current insurability and there may be a new contestable period for the new policy. The death benefit and policy values may be less for some period of time in the new policy.

                    The date of issue is the date on which we begin life insurance coverage. This is the date from which policy years, policy anniversary and age are determined.

                    Once your policy is in force, the effective date of payments and requests you send us is usually determined by the day and time we receive them.

                    We allow telephone and other electronic transactions when you provide us authorization to do so. Contact our Administrative Office for information on permitted electronic transactions and authorization for electronic transactions.

                    Any telephone or other electronic transmission, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience problems, you should send your request in writing to our Administrative Office.

                    APPLICATION

                    If you decide to purchase a policy, you must first complete an application. A completed application identifies the proposed insured and provides sufficient information to permit us to begin underwriting risks in the policy. We require a medical history and examination of the proposed insured. Based on our review of medical information about the proposed insured, we may decline to provide insurance, or we may place the proposed insured in a special underwriting category. The monthly cost of insurance charge deducted from the policy value after issue varies depending on the underwriting category, age, and gender of the insured.

                    A policy may only be issued upon receipt of satisfactory evidence of insurability, and generally when the insured is at least age 18 and at most age 85. Age will be determined by the nearest birthday of the insured.

                    OWNER

                    The owner on the date of issue is designated in the policy specifications. You, as owner, will make the following choices:

                    1) initial death benefit amount and death benefit option;
                    2) optional No Lapse protection and riders;
                    3) the amount and frequency of premium payments; and
                    4) the amount of net premium payment to be placed in the
                       selected Sub-Accounts or the Fixed Account.

                    You are entitled to exercise rights and privileges of your policy as long as the insured is living. These rights generally include the power to select the beneficiary, request policy loans, make partial surrenders, surrender the policy entirely, name a new owner, and assign the policy. You must inform us of any change in writing. We will record change of owner and beneficiary forms to be effective as of the date you sign them.

                    RIGHT-TO-EXAMINE PERIOD

                    You may return your policy to us for cancellation within 45 days of the date the application is signed or 10 days after you receive the policy (60 days for policies issued in replacement of other insurance). This is called the right-to-examine period. If the policy is returned for cancellation within the right-to-examine period, we will refund to you all premium payments. If a premium payment was made by check, there may be a delay until the check clears.


                    Any net premium payments received by us within ten days of the date the policy was issued will be held in the Money Market Sub-Account. At the end of that period, it will be allocated to the Sub-Accounts and the Fixed Account, if applicable, which you designated in your application. If the policy is returned for cancellation within the right-to-examine period, we will return the full amount of any premium payments made.


                    INITIAL SPECIFIED AMOUNT

                    You will select the initial specified amount of death benefit on the application. This may not be less than $100,000. This amount, in combination with a death benefit option, will determine the initial death benefit. The initial specified amount is shown on the policy specifications page.

                    TRANSFERS

                    You may make transfers among the Sub-Accounts and the Fixed Account, subject to certain provisions. You should carefully consider current market conditions and each fund's objective and investment policy before allocating money to the Sub-Accounts.

                    During the first policy year, transfers from the Fixed Account to the Sub-Accounts may be made only as provided for in the dollar cost averaging program described below. The amount of all transfers from the Fixed Account in any other policy year may not exceed the greater of:

                    1) 25% of the Fixed Account value as of the immediately
                       preceding policy anniversary, or
                    2) the total dollar amount transferred from the Fixed
                       Account in the immediately preceding policy year.

                    Up to 24 transfer requests (a request may involve more than a single transfer) may be made in any policy year without charge. We may limit transfers from the Fixed Account at any time.

                    Requests for transfers must be made in writing, or electronically, if you have previously authorized telephone or other electronic transfers in writing.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of accumulation units. This will be based on the accumulation unit values determined after our Administrative Office receives a request in writing or adequately authenticated electronic transfer request. Transfer and financial requests received in good order before 4:00 p.m. Eastern time on a business day will normally be effective that day.

                    LIMITS ON FREQUENT TRANSFERS

                    Your policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect fund performance through asset swings that decrease the fund's ability to provide maximum investment return to all policy owners. Accordingly, organizations and individuals that use market-timing investment strategies and make frequent transfers should not purchase this policy.

                    We reserve the right to restrict, in our discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions include:
                    1) not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and
                    2) not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one policy owner at a time.

                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine will disadvantage or potentially hurt the rights or interests of other policy owners or harm the funds.

                    We will notify you in writing if we have restricted or refused any of your transfer requests.

                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs for dollar cost averaging or automatic rebalancing. There is currently no charge for these programs. You may participate in only one program at any time.

                    DOLLAR COST AVERAGING systematically transfers specified dollar amounts from the Money Market Sub-Account or the Fixed Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. Transfers from the Fixed Account can only be elected at the time your policy is issued. Transfers from the Money Market Sub-Account may be elected at any time while your policy is in force. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Dollar cost averaging will not assure a profit or protect against a declining market.

                    You may elect dollar cost averaging on your application, or contact our Administrative Office for information.

                    Dollar cost averaging terminates automatically:

                    (1) if the value in the Money Market Sub-Account or the
                        Fixed Account is insufficient to complete the next transfer;
                    (2) one week after our Administrative Office receives a
                        request for termination in writing or by telephone, with adequate authentication;
                    (3) after 12 or 24 months (as elected on your application);
                        or
                    (4) if your policy is surrendered.

                    AUTOMATIC REBALANCING periodically restores to a pre-determined level the percentage of policy value allocated to each Sub-Account. The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until changed by the owner. If automatic rebalancing is elected, all net premium payments allocated to the Sub-Accounts will be subject to automatic rebalancing.

                    You may select automatic rebalancing on a quarterly, semi-annual or annual basis. Automatic rebalancing may be elected, terminated or the allocation may be changed at any time, by contacting our Administrative Office.

                    RIDERS

                    We may offer you riders to your policy from time to time. Riders may alter the benefits or charges in your policy, and their election may have tax consequences to you. Also, if you elect a particular rider, it may restrict the terms of your policy, or of other riders in force. Consult your financial and tax advisers before adding riders to, or deleting them from, your policy.

                    WAIVER OF MONTHLY DEDUCTION RIDER: If desired, you must select this rider when you initially apply for insurance. Lincoln Life will maintain the death benefit by paying covered monthly deductions during periods of disability. Charges for this rider, if elected, are part of the monthly deductions.

                    ACCOUNTING VALUE RIDER: If desired, you must select this rider when you initially apply for insurance. You must meet the underwriting and minimum premium requirements for this rider. If your policy is fully surrendered in the first five policy years, this rider provides enhanced cash surrender values by using a table of alternate surrender charges. The rider does not provide for enhanced cash surrender value for partial surrenders and loans. There is no charge for this rider.

                    CHANGE OF INSURED RIDER: With this rider, you may name a new insured in place of the current insured. Underwriting and policy value requirements must be met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this rider, however policy charges applicable to the new insured may differ from charges applicable to the current insured.

                    ESTATE TAX REPEAL RIDER: If desired, you must select this rider when you initially apply for insurance. In the event of federal estate tax repeal as set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) being extended, this rider allows you to cancel your policy for an amount equal to the surrender value of the policy plus the applicable surrender charge. There is a one-time $250 charge at issue for this rider.

                    For purposes of this rider, estate tax repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Reconciliation Act of 2001 (H.R.
                    1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010. The start date for this rider (the date that begins the 12-month "window" for you to exercise the rider) is the later of January 1, 2010, or the date in 2010 upon which legislation is enacted that triggers estate tax repeal, but no later than December 31, 2010.

                    This rider terminates on the earliest of:
                    1) one year from the start date;
                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;
                    3) the date you request termination of the rider;
                    4) termination of your policy; or
                    5) full surrender of your policy prior to the start date.

                    If your policy lapses but is reinstated, the rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.

                    CONTINUATION OF COVERAGE

                    If the insured is still living at age 100, and the policy has not been surrendered, the policy will remain in force until surrender or death of the insured. There are certain changes that will take place:
                    1) we will no longer accept premium payments;
                    2) we will make no further deductions;
                    3) policy values held in the Separate Account will be
                       transferred to the Fixed Account; and
                    4) we will no longer transfer amounts to the Sub-Accounts.

                    TERMINATION OF COVERAGE

                    All policy coverage terminates on the earliest of:
                    1) surrender of the policy;
                    2) death of the insured; or
                    3) failure to pay the necessary amount of premium to keep
                       your policy in force.

                    STATE REGULATION

                    New York regulations will govern whether or not certain features, riders, charges and fees will be allowed in your policy.

PREMIUMS


                    You may select and vary the frequency and the amount of premium payments and the allocation of net premium payments. After the initial premium payment is made there is no minimum premium required, except to maintain the No Lapse provision or to keep the policy in force. Premiums may be paid anytime before the insured reaches age 100.


                    The initial premium must be paid for policy coverage to be effective. This payment must be equal to or exceed the amount necessary to provide for two monthly deductions.

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    Your net premium payment is the portion of a premium payment remaining, after deduction of the premium load. The net premium payment is available for allocation to the Sub-Accounts or the Fixed Account.


                    You first designate the allocation of net premium payments among the Sub-Accounts and Fixed Account on the application. Subsequent net premium payments will be allocated on the same basis unless we are instructed otherwise, in writing. You may change the allocation of net premium payments among the Sub-Accounts and Fixed Account at any time. The amount of net premium payments allocated to the Sub-Accounts and Fixed Account must be in whole percentages and must total 100%. We credit net premium payments to your policy as of the end of the valuation period in which it is received at our Administrative Office. The end of the valuation period is 4:00 P.M. Eastern Time, unless the New York Stock Exchange closes earlier.


                    The valuation period is the time between valuation days. A valuation day is every day on which the New York Stock Exchange is open and trading is unrestricted. Your policy values are calculated on every valuation day.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned premiums are the amount of periodic premium (as shown in the policy specifications) you choose to pay the Company on a scheduled basis. This is the amount for which we send a premium reminder notice. Premium payments may be billed annually, semi-annually, or quarterly. You may arrange for monthly pre-authorized automatic premium payments at any time.

                    In addition to any planned premium, you may make additional premium payments. These additional payments must be sent directly to our Administrative Office, and will be credited when received by us.

                    Unless you specifically direct otherwise, any payment received (other than any premium payment necessary to prevent, or cure, policy lapse) will be applied first to reduce policy indebtedness. There is no premium load on such payments to reduce indebtedness.

                    You may increase planned premiums, or pay additional premiums, subject to the certain limitations. We reserve the right to limit the amount or frequency of additional premium payments.

                    We may require evidence of insurability if any payment of additional premium (including planned premium) would increase the difference between the death benefit and the accumulation value. If we are unwilling to accept the risk, your increase in premium will be refunded without interest.


                    We may decline any additional premium (including planned premium) or a portion of a premium that would cause total premium payments to exceed the limit for life insurance under federal tax laws. Our test for whether or not your policy exceeds the limit is referred to as the guideline premium test. The excess amount of premium will be returned to you.


                    POLICY VALUES

                    Policy value in a variable life insurance policy is also called the accumulation value.

                    The accumulation value equals the sum of the Fixed Account value, the Separate Account value, and the Loan Account value. At any point in time, the accumulation value reflects:

                       1)net premium payments made;

                       2)the amount of any partial surrenders;

                       3)any increases or decreases as a result of market
                         performance of the Sub-Accounts;

                       4)interest credited to the Fixed Account or the Loan
                         Account; and

                       5)all charges and fees deducted.

                    The Separate Account value, if any, is the portion of the accumulation value attributable to the Separate Account. The value is equal to the sum of the current values of all the Sub-Accounts in which you have invested. This is also referred to as the variable accumulation value.

                    A unit of measure used in the calculation of the value of each Sub-Account is the variable accumulation unit. It may increase or decrease from one valuation period to the next. The variable accumulation unit value for a Sub-Account for a valuation period is determined as follows:

                    1) the total value of fund shares held in the Sub-Account is calculated by multiplying the number of fund shares owned by the Sub-Account at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund made during the valuation period; minus
                    2) the liabilities of the Sub-Account at the end of the
                       valuation period. Such liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by Lincoln Life that we determine result from the operations of the Separate Account; and
                    3) the result of (1) minus (2) is divided by the number of variable accumulation units for that Sub-Account outstanding at the beginning of the valuation period.

                    In certain circumstances, and when permitted by law, we may use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

                    The daily charge imposed on a Sub-Account for any valuation period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

                    The Fixed Account value, if any, reflects amounts allocated or transferred to the Fixed Account, plus interest credited, and less any deductions or partial surrenders. We guarantee the Fixed Account value. Interest is credited daily on the Fixed Account value at the greater of a rate of 0.010746% (equivalent to a compounded annual rate of 4%) or a higher rate determined by the Company.

                    The Loan Account value, if any, reflects any outstanding policy loans, including any interest charged on the loans. This amount is held in the Company's General Account. We do not guarantee the Loan Account value. Interest is credited on the Loan Account at an effective annual rate of 4%.

                    The "net" accumulation value is the accumulation value less the Loan Account value. It represents the net value of your policy and is the basis for calculating the surrender value.

                    We will tell you at least annually the accumulation value, the number of accumulation units credited to your policy, current accumulation unit values, Sub-Account values, the Fixed Account value and the Loan Account value. We strongly suggest that you review your statements to determine whether additional premium payments may be necessary to avoid lapse of your policy.

DEATH BENEFITS

                    The death benefit proceeds is the amount payable to the beneficiary upon the death of the insured, based upon the death benefit option in effect. Loans, loan interest, partial surrenders, and overdue charges, if any, are deducted from the death benefit proceeds prior to payment.

                    DEATH BENEFIT OPTIONS

                    Three different death benefit options are available. Regardless of which death benefit option you choose, the death benefit proceeds payable will be the greater of:

                    1) the amount determined by the death benefit option in
                       effect on the date of the death of the insured, less any indebtedness; or
                    2) a percentage of the accumulation value equal to that
                       required by the Internal Revenue Code to maintain the policy as a life insurance policy. A schedule of these percentages is in your policy.

The following table provides more information about the death benefit options.

OPTION            DEATH BENEFIT PROCEEDS EQUAL TO THE                     VARIABILITY
  1     Specified amount (a minimum of $100,000)                  None; level death benefit
  2     Sum of the specified amount plus the net accumulation     May increase or decrease
        value as of the date of the insured's death.              over time, depending on the
                                                                  amount of premium paid and
                                                                  the investment performance
                                                                  of the underlying
                                                                  Sub-Accounts or the Fixed
                                                                  Account.
  3     Sum of the specified amount plus the accumulated          Will generally increase,
        premiums (all premiums paid minus the cumulative policy   depending on the amount of
        factor, if that factor is elected) up to the limit shown  premium paid.
        in the policy specifications, as of the date of the
        insured's death. Any premium paid that will cause the
        death benefit proceeds to exceed this limit will be
        applied to the policy, but will not increase the death
        benefit. The cumulative policy factor, normally used in
        business situations, is calculated as:
        a)  the applicable monthly rate then used by the
        Internal Revenue Service (IRS); or
        b)  an alternative monthly rate permitted by the IRS;
        times
        c)  the specified amount divided by 1000.


                    If for any reason the owner does not elect a particular death benefit option, Option 1 will apply until changed by the owner.


                    CHANGES TO THE INITIAL SPECIFIED AMOUNT AND DEATH BENEFIT OPTIONS

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the specified amount. The minimum specified amount is currently $100,000.


                    The death benefit option may be changed by the owner, subject to our consent, as long as the policy is in force.

                    You must submit all requests for changes among death benefit options and changes in the specified amount in writing to our Administrative Office. The minimum increase in specified amount currently permitted is $1,000. If you request a change, a supplemental application and evidence of insurability must also be submitted to us.

OPTION CHANGE                             IMPACT
   1 to 2      The specified amount will be reduced by the accumulation
               value as of the effective date of change.
   2 to 1      The specified amount will be increased by the accumulation value as of the effective date of change.
   1 to 3      The specified amount will not change
   3 to 1      The specified amount will be increased by accumulated
               premiums (less the cumulative policy factor if that factor is elected) as of the effective date of change.
   2 to 3      The specified amount will be increased by the accumulation value as of the effective date of change.
   3 to 2      - If the accumulation value is greater than the accumulated premium (less cumulative policy factor if that factor
                 elected), the specified amount will be reduced by the
                 accumulation value less accumulated premium (plus
                 cumulative policy factor if that factor is elected) as of
                 the effective date of change.
               - If the accumulation values is less than the accumulated
               premium (less the cumulative policy factor if elected), the specified amount will be increased by the accumulated
                 premium (less the cumulative policy factor if that factor
                 is elected), less the accumulation value as of the
                 effective date of change.


                    Any reductions in specified amount will be made against the initial specified amount and any later increase in the specified amount on a last in, first out basis. Any increase in the specified amount will increase the amount of the surrender charge applicable to your policy. Changes in specified amount do not affect the premium load as a percentage of premium.



                    We may decline any request for change of the death benefit option or reduction of the specified amount if, after the change, the specified amount would be less than the minimum specified amount or would reduce the specified amount below the level required to maintain the policy as life insurance for purposes of federal income tax law.


                    Any change is effective on the first monthly anniversary day on, or after, the date of approval of the request by Lincoln Life. If the monthly deduction amount would increase as a result of the change, the changes will be effective on the first monthly anniversary day on which the accumulation value is equal to, or greater than, the monthly deduction amount.

                    DEATH BENEFIT PROCEEDS

                    Proof of death should be furnished to us at our Administrative Office as soon as possible after the death of the insured. This notification must include a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.

                    After receipt at our Administrative Office of proof of death of the insured, the death benefit proceeds will ordinarily be paid within seven days. The proceeds will be paid in a lump sum or in accordance with any settlement option selected by the owner or the beneficiary. Payment of the death benefit proceeds may be delayed if your policy is contested or if Separate Account values cannot be determined.

POLICY SURRENDERS

                    You may surrender your policy at any time by sending us your policy along with a written request for surrender. If you surrender your policy, all policy coverage will automatically terminate and may not be reinstated. Consult your tax adviser to understand tax consequences of any surrender you are considering.

                    The surrender value of your policy is the amount you can receive by surrendering the policy. The surrender value is the net accumulation value less any applicable surrender charge, less any accrued loan interest not yet charged.

                    Any surrender results in a withdrawal of values from the Sub-Accounts and Fixed Account that have values allocated to them. Any surrender from a Sub-Account will result in the cancellation of variable accumulation units. The cancellation of such units will be based on the variable accumulation unit value determined at the close of the valuation period during which the surrender is effective. Surrender proceeds will generally be paid within seven days of our receipt of your request.

                    At any time, you may transfer all of the Separate Account value to the Fixed Account and then surrender the policy for reduced guaranteed nonparticipating paid-up insurance. No monthly administrative fees will apply to such paid-up insurance. The amount of paid-up insurance will be that which the surrender value will purchase as a net single premium at the insured's then attained age, using the guaranteed interest and mortality basis of the original policy. The paid-up insurance will not include any additional benefits provided by rider under the original policy.

                    PARTIAL SURRENDER

                    You may make a partial surrender, withdrawing a portion of your policy values. You may request a partial surrender in writing or electronically, if previously authorized. The total of all partial surrenders may not exceed 90% of the surrender value of your policy. We may limit partial surrenders to the extent necessary to meet the federal tax law requirements. Each partial surrender must be at least $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the accumulation value and the specified amount. The amount of the partial surrender and our administrative fee will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The effect of partial surrenders on the death benefit proceeds depends on the death benefit option in effect at the time of the partial surrender.

 DEATH BENEFIT
OPTION IN EFFECT                  IMPACT OF PARTIAL SURRENDER
       1          Will reduce the accumulation value and the specified amount.
       2          Will reduce the accumulation value, but not the specified
                  amount.
       3          Will reduce the accumulated premiums, and the specified
                  amount to the extent that the amount of the partial
                  surrender exceeds the accumulated premiums.

                    Partial surrender proceeds will generally be paid within seven days of our receipt of your request.


                    We may at our discretion decline any request for a partial surrender.

POLICY LOANS


                    You may borrow against the surrender value of your policy. The loan may be for any amount up to 100% of the current surrender value. However, we reserve the right to limit the amount of your loan so that total policy indebtedness will not exceed 90% of an amount equal to the accumulation value less surrender charge. A loan agreement must be executed and your policy assigned to us free of any other assignments. Outstanding policy loans and accrued interest reduce the policy's death benefit and accumulation value.



                    The amount of your loan will be withdrawn from the Sub-Accounts and Fixed Account in proportion to their values. The Loan Account is the account in which policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Sub-Accounts and Fixed Account. Amounts transferred to the Loan Account do not participate in the performance of the Sub-Accounts or the Fixed Account. Loans, therefore, can affect the policy's death benefit and accumulation value whether or not they are repaid. Interest on policy loans accrues at an effective annual rate of 5%, and is payable once a year in arrears on each policy anniversary, or earlier upon full surrender or other payment of proceeds of your policy.


                    The amount of your loan, plus any accrued but unpaid interest, is added to your outstanding policy loan balance. Unless paid in advance, loan interest due will be transferred proportionately from the Sub-Accounts and Fixed Account. This amount will be treated as an additional policy loan, and added to the Loan Account value. Lincoln Life credits interest to the loan account value at a rate of 4% in all years, so the net cost of your policy loan is 1%.

                    Your outstanding loan balance may be repaid at any time during the lifetime of the insured. The Loan Account will be reduced by the amount of any loan repayment. Any repayment, other than loan interest, will be allocated to the Sub-Accounts and Fixed Account in the same proportion in which net premium payments are currently allocated, unless you instruct otherwise.

                    If at any time the total indebtedness against your policy, including interest accrued but not due, equals or exceeds the then current accumulation value less surrender charges, the policy will terminate subject to the conditions in the grace period provision, unless the No Lapse provision is in effect. If your policy lapses while a loan is outstanding, there may be adverse tax consequences.

LAPSE AND REINSTATEMENT

                    If at any time the net accumulation value is insufficient to pay the monthly deduction, unless the No Lapse provision is in effect, all policy coverage will terminate. This is referred to as policy lapse. The net accumulation value may be insufficient:

                    1) because it has been exhausted by earlier deductions;

                    2) as a result of poor investment performance;

                    3) due to partial surrenders;

                    4) due to indebtedness for policy loans; or

                    5) because of a combination of any of these factors.

                    If we have not received your premium payment (or payment of indebtedness on policy loans) necessary so that the net accumulation value of your policy is sufficient to pay the monthly deduction amount on a monthly anniversary day, we will send a written notice to you, or any assignee of record. The notice will state the amount of the premium payment (or payment of indebtedness on policy loans) that must be paid to avoid termination of your policy.


                    If the amount in the notice is not paid to us within the grace period, then the policy will terminate. The grace period is the later of (a) 61 days after the notice was mailed, and (b) 61 days after the monthly anniversary day on which the monthly deduction could not be paid. If the insured dies during the grace period, we will deduct any charges due to us from any death benefit payable under the terms of the policy.


                    NO LAPSE PROVISION

                    Your policy includes a No Lapse provision. This means that your policy will not lapse as long as you have paid the required No Lapse premium. The No Lapse premium is the cumulative premium required to maintain the No Lapse provision, preventing your policy from lapse, and is shown in the policy specifications.


                    There is no difference in the calculation of policy values and death benefit between a policy that has the No Lapse provision, and a policy that does not. This is true whether or not the No Lapse provision is active and keeping the policy from lapsing.


                    There is no charge for this feature. It is only available with death benefit options 1 and 2.

                    There are three levels of No Lapse protection:
                    1) a guarantee to insured age 100 (must be selected at time of policy application);
                    2) a guarantee for the first 20 policy years; and
                    3) a guarantee for the first 10 policy years.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF
Age 100           If elected, a payment of the age 100    1) the age 100 premium requirement is
                  No Lapse premium is due as of the date  not met,
                  of issue and each monthly anniversary   2) there is a change in the death
                  day to guarantee the policy will not    benefit option, or
                  lapse before the insured reaches age    3) the insured reaches age 100.
                  100. All, or a portion of, the          A period of at least 61 days will be
                  remaining monthly premiums can be paid  granted for the age 100 No Lapse
                  in advance at any time.                 premium if on any monthly anniversary
                  As long as the sum of all premium       day it is determined that the age 100
                  payments (less any indebtedness and     No Lapse premium has not been met. At
                  partial surrenders) is at least equal   least 31 days before the end of that
                  to the sum of the age 100 no lapse      period, we will notify you of the
                  premiums since the date of issue, the   amount of premium necessary to
                  policy will not lapse until the         maintain the age 100 No Lapse
                  insured reaches age 100, even if the    provision.
                  net accumulation value is insufficient  Once the age 100 No Lapse provision is
                  to meet the monthly deductions.         terminated, it cannot be reinstated.
                                                          However, you may still qualify for
                                                          either the 20 year or 10 year No Lapse
                                                          provision.

                                                                 PROVISION WILL TERMINATE
     LEVEL                   LAPSE PROTECTION                      UPON THE EARLIEST OF

First 20 policy   During the first 20 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of the 21st policy
                  as the sum of:                          year.
                  - all premium payments (less any        Failure to meet the No Lapse premium
                  partial surrenders) accumulated at 4%   requirement during the first 20 years
                  interest                                does not terminate the No Lapse
                  - minus any indebtedness                provision. Any premium shortfall can
                  is at least equal to the sum of the 20  be made up while the policy is in
                  year No Lapse premiums due since date   force or during the policy's grace
                  of issue (shown in the policy           period.
                  specifications), accumulated at 4%      Continuing to pay the 20 year No Lapse
                  interest.                               premium beyond the termination of the
                                                          20 year No Lapse provision does not
                                                          guarantee that the policy will not
                                                          lapse. Payments must be sufficient to
                                                          cover your monthly deductions.
                                                          However, you may still qualify for the
                                                          10 year No Lapse provision.

First 10 policy   During the first 10 years the policy    1) a change in the death benefit
years             will not lapse, even if the net         option,
                  accumulation value is insufficient to   2) the insured's age 100, or
                  meet the monthly deductions, as long    3) the beginning of 11th policy year.
                  as the sum of:                          Failure to meet the No Lapse premium
                  - all premium payments (less any        requirement during the first 10 years
                  partial surrenders) accumulated at 4%   does not terminate the No Lapse
                  interest                                provision. Any premium shortfall can
                  - minus any indebtedness                be made up while the policy is in
                  is at least equal to the sum of the 10  force or during the policy's grace
                  year No Lapse premiums due since date   period.
                  of issue (shown in the policy           Continuing to pay the 10 year No Lapse
                  specifications), accumulated at 4%      premium beyond the termination of the
                  interest.                               10 year No Lapse provision does not
                                                          guarantee that the policy will not
                                                          lapse. Payments must be sufficient to
                                                          cover your monthly deductions.



                    If you fail to satisfy the requirements for the age 100, 20 year and 10 year No Lapse provisions, and you have paid insufficient premium to cover your monthly deductions, the policy, after notice, and expiration of the grace period, will lapse.


                    Your levels of No Lapse premiums are shown on the policy specifications pages. To determine if you are meeting the cumulative premium payment required to retain the No Lapse protection, review your most recent quarterly statement or contact our Administrative Office.


                    If the No Lapse provision terminates, the premiums you must pay to keep the policy in force may be significantly higher than the No Lapse premium would have been. If you pay only the minimum premium needed to keep the No Lapse provision in force, you may be foregoing the potential for increased accumulation value that higher premium payments could provide.

                    REINSTATEMENT OF A LAPSED POLICY

                    If the No Lapse provision is not in effect, and your policy has lapsed, you may reinstate your policy provided:
                    1) it has not been surrendered;
                    2) there is an application for reinstatement in writing;
                    3) satisfactory evidence of insurability of the insured is furnished to us and we agree to accept the risk;
                    4) we receive a payment sufficient to keep your policy in
                       force for at least two months, and
                    5) any accrued loan interest is paid.

                    The reinstated policy will be effective as of the monthly anniversary day after the date on which we approve your application for reinstatement. Surrender charges will be reinstated as of the policy year in which your policy lapsed. Your accumulation value at reinstatement will be the net premium payment then made less all monthly deductions due.

TAX ISSUES

                    The federal income tax treatment of your policy is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your policy and is not intended as tax advice. This discussion also does not address other federal tax consequences, such as estate, gift and generation skipping transfer taxes, or any state and local income, estate and inheritance tax consequences, associated with the policy. You should always consult a tax adviser about the application of tax rules to your individual situation.

                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL


                    TAX STATUS OF THE POLICY. Section 7702 of the Internal Revenue Code ("Code") establishes a statutory definition of life insurance for federal tax purposes. We believe that the policy will meet the statutory definition of life insurance under the guideline premium test, which provides for a maximum amount of premium paid in relation to the death benefit and a minimum amount of death benefit in relation to policy value. As a result, the death benefit payable will generally be excludable from the beneficiary's gross income, and interest and other income credited will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the death of the insured, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for federal income tax purposes.



                    The Code also recognizes a cash value accumulation test, which does not limit premiums paid, but requires the policy to provide a minimum death benefit in relation to the policy value, depending on the insured's age, gender, and risk classification. We do not apply this test to the policy.


                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the policy value over the policy premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate policy values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for federal income tax purposes and that the tax law will not impose tax on any increase in your policy value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied to one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your policy value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for federal income tax purposes.

                    POLICIES WHICH ARE MECS


                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven policy years.


                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from your policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the policy value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your policy value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS. Section 7702 places limitations on the amount of premium payments that may be made and the policy values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all policy value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges the policy, which ends at age 100, we believe your policy will continue to qualify as life insurance for federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a policy year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the policy, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    FAIR VALUE OF YOUR POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of your policy. The fair value is measured differently for different purposes. It is not necessarily the same as the accumulation value or the net accumulation value, although the amount of the net accumulation value will typically be important in valuing your policy for this purpose. For some but not all purposes, the fair value may be the surrender value. The fair value may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the insured grows older. Moreover, on the death of the insured, it tends to increase significantly. You, as the owner, should consult with your advisers for guidance as to the appropriate methodology for determining the fair value of the policy if purchased for a particular purpose.

                    TAX STATUS OF LINCOLN LIFE

                    Under existing federal income tax laws, the Company does not pay tax on investment income and realized capital gains of the Separate Account. Lincoln Life does not expect that it will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a policy owner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the policy owner, and held in that account until instructions are received from the appropriate regulator.

LEGAL PROCEEDINGS


                    Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



                    After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life, the Separate Account or the Principal Underwriter.


FINANCIAL STATEMENTS


                    Financial statements of the Separate Account and financial statements of the Company are located in the SAI.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Additional information about Lincoln Life, the Separate Account and your policy may be found in the Statement of Additional Information (SAI).

                          TABLE OF CONTENTS OF THE SAI


GENERAL INFORMATION...................      2
  Lincoln Life........................      2
  Registration Statement..............      2
  Changes of Investment Policy........      2
  Principal Underwriter...............      2
  Disaster Plan.......................      3
  Advertising.........................      3
SERVICES..............................      3
  Fund Participation Agreements.......      3
  Distribution of Policies and
   Compensation.......................      3
  Independent Auditors................      4
  Accounting Services.................      4
  Checkbook Service for
   Disbursements......................      4

POLICY INFORMATION....................      4
  Case Exceptions.....................      4
  Assignment..........................      5
  Change of Ownership.................      5
  Beneficiary.........................      5
  Change of Plan......................      6
  Settlement Options..................      6
  Deferral of Payments................      6
  Incontestability....................      6
  Misstatement of Age or Gender.......      7
  Suicide.............................      7
ADDITIONAL INFORMATION ABOUT CHARGES..      7
  Surrender Charges...................      7
FINANCIAL STATEMENTS..................      7
  Company.............................    M-1
  Separate Account....................    S-1
PERFORMANCE DATA......................    P-1


The SAI may be obtained, at no cost to you, by contacting our Administrative Office at the address or telephone number listed on the first page of this prospectus. Your SAI will be sent to you via first class mail within three business days of your request. You may make inquiries about your policy to this same address and telephone number.

You may request personalized illustrations of death benefits and policy values from your financial adviser without charge.

You may review or copy this prospectus, the SAI, or obtain other information about the Separate Account at the Securities and Exchange Commission's Public Reference Room. You should contact the SEC at (202) 942-8090 to obtain information regarding days and hours the reference room is open. You may also view information at the SEC's Internet site, http://www.sec.gov. Copies of information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

This prospectus, the funds prospectus, and the SAI are also available on our Internet site, www.LFG.com

Lincoln Life & Annuity Flexible Premium Variable Life Account M
1933 Act Registration No. 333-84688
1940 Act Registration No. 811-08559

                               END OF PROSPECTUS

                   STATEMENT OF ADDITIONAL INFORMATION (SAI)
                               DATED MAY 1, 2003
                  RELATING TO PROSPECTUS DATED MAY 1, 2003 FOR
                           LINCOLN VUL(DB)-II PRODUCT
  LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M, REGISTRANT
             LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK, DEPOSITOR


The SAI is not a prospectus. The SAI provides you with additional information about Lincoln Life, the Separate Account and your policy. It should be read in conjunction with the product prospectus.

A copy of the product prospectus may be obtained without charge by writing to our Administrative Office:
      Client Service Center, MVL-1
     350 Church Street
     Hartford, CT 06103-1106;

or by telephoning 1-800-444-2363, and requesting a copy of the Lincoln NY VUL(DB)-II product prospectus.


                          TABLE OF CONTENTS OF THE SAI


CONTENT                                   PAGE
-------                                   ----
GENERAL INFORMATION...................      2
  Lincoln Life........................      2
  Registration Statement..............      2
  Changes of Investment Policy........      2
  Principal Underwriter...............      2
  Disaster Plan.......................      3
  Advertising.........................      3
SERVICES..............................      3
  Fund Participation Agreements.......      3
  Distribution of Policies and
   Compensation.......................      3
  Independent Auditors................      4
  Accounting Services.................      4
  Checkbook Service for
   Disbursements......................      4



CONTENT                                   PAGE
-------                                   ----

POLICY INFORMATION....................      4
  Case Exceptions.....................      4
  Assignment..........................      5
  Change of Ownership.................      5
  Beneficiary.........................      5
  Change of Plan......................      6
  Settlement Options..................      6
  Deferral of Payments................      6
  Incontestability....................      6
  Misstatement of Age or Gender.......      7
  Suicide.............................      7
ADDITIONAL INFORMATION ABOUT CHARGES..      7
  Surrender Charges...................      7
FINANCIAL STATEMENTS..................      7
  Company.............................    M-1
  Separate Account....................    S-1
PERFORMANCE DATA......................    P-1

GENERAL INFORMATION


                    LINCOLN LIFE



                    Lincoln Life & Annuity Company of New York ("Lincoln Life", "the Company", "we", "us", "our") (EIN 16-1505436) is a New York-domiciled life insurance company founded on June 6, 1996. Lincoln Life is a subsidiary of The Lincoln National Life Insurance Company (LNLIC), an Indiana-domiciled insurance corporation engaged primarily in the direct issuance of life insurance contracts and annuities. LNLIC is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


                    Lincoln Life is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department ("Insurance Department"). An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year along with the Company's financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Insurance Department. Such regulation does not, however, involve any supervision of management practices or policies, or our investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of the Company.

                    REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statement, its amendments and exhibits, contain information beyond that found in the prospectus and the SAI. Statements contained in the prospectus and the SAI as to the content of policies and other legal instruments are summaries.

                    CHANGES OF INVESTMENT POLICY

                    Lincoln Life may materially change the investment policy of the Separate Account. If this decision is made, we must inform the owners and obtain all necessary regulatory approvals. Any change must be submitted to the Insurance Department. The Insurance Department would not approve the change in investment policy if found to be detrimental to the interests of the owners of the policies or the end result would render our operations hazardous to the public.

                    In the event of a material change in the investment strategy of any Sub-Account, you may transfer the amount in that Sub-Account to any other Sub-Account or the Fixed Account, without a transfer charge, even if the 24 free transfers have already been used. You must exercise this option to transfer within 60 days after the effective date of such a change in the investment strategy of the Sub-Account.

                    PRINCIPAL UNDERWRITER


                    Lincoln Financial Advisors Corporation ("LFA"),
                    1300 S. Clinton Street, Fort Wayne, IN 46802, an affiliate of Lincoln Life, is the principal underwriter for the policies, which are offered continuously. LFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). The principal underwriter has overall responsibility for establishing a selling plan for the policies.



                    LFA received $1,182,531 in 2002, $1,459,760 in 2001, and
                    $1,571,770 in 2000 for the sale of policies offered through the Separate Account. LFA retains no underwriting commissions from the sale of the policies.


                    DISASTER PLAN

                    We have assigned full-time staff devoted to the development of business continuity plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We also conduct tests of our capabilities and plans in the event of a disaster.

                    ADVERTISING


                    Lincoln Life is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.


SERVICES

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, Lincoln Life has entered into agreements with the trusts or corporations and their advisers or distributors. In some of these agreements, we must perform certain administrative services for the fund advisers or distributors. For these administrative functions, we may be compensated by the fund at annual rates of between .10% and .38% of the assets attributable to the policies. The compensation may come from 12b-1 fees, or be paid by the Advisors. Any 12b-1 fees are paid to the Principal Underwriter.


                    DISTRIBUTION OF THE POLICIES AND COMPENSATION

                    The policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on accumulation value. Registered representatives are also eligible for cash bonuses and

                    "non cash compensation." The latter [as defined in NASD conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.

                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of policy sales expenses. In some situations, the broker-dealer may elect to share their commission or expense reimbursement allowance with the registered representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices. All compensation is paid from our resources, which include fees and charges imposed on your policy.

                    We do not anticipate that the surrender charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which we will incur in connection with your policy. Any such shortfall would be available for recovery from the Company's General Account, which supports insurance and annuity obligations.


                    INDEPENDENT AUDITORS



                    The financial statements of the Separate Account at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the financial statements of Lincoln Life at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon, appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


                    ACCOUNTING SERVICES


                    We have entered into an agreement with the Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the Separate Account. Lincoln Life makes no separate charge against the assets of the Separate Account for this service.


                    CHECKBOOK SERVICE FOR DISBURSEMENTS

                    We offer a checkbook service in which the death benefit proceeds are transferred into an interest-bearing account, in the beneficiary's name as owner of the account. Your beneficiary has quick access to the proceeds and is the only one authorized to transfer proceeds from the account. This service allows the beneficiary additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened.

                    We also offer this same checkbook service for surrenders of your policy of $500,000 or more. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

POLICY INFORMATION

                    CASE EXCEPTIONS

                    This policy is available for purchase by corporations and other groups or sponsoring organizations on a multiple-life case basis. We reserve the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the policies are being purchased, the expected persistency of the individual policies and any other circumstances which we believe to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by us on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

                    ASSIGNMENT

                    While the insured is living, you may assign your rights in the policy, including the right to change the beneficiary designation. The assignment must be in writing, signed by you and recorded at our Administrative Office. We will not be responsible for any assignment that is not submitted for recording, nor will we be responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to Lincoln Life at the time the assignment is recorded and any interest accrued on such indebtedness after we have recorded any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in writing. As long as an effective assignment remains outstanding, the owner will not be permitted to take any action with respect to the policy without the consent of the assignee in writing.

                    CHANGE OF OWNERSHIP

                    As long as the insured is living, you may name a new owner by recording a change in ownership in writing at our Administrative Office. The change will be effective the later of the date of execution of the document of transfer and subject to receipt by the Company. We may require that the policy be submitted to us for endorsement before making a change.

                    BENEFICIARY

                    The beneficiary is initially designated on the application and is the person who will receive the death benefit proceeds payable. Multiple beneficiaries will be paid in equal shares, unless otherwise specified to the Company.

                    You may change the beneficiary at any time while the insured is living, except when we have recorded an assignment of your policy or an agreement not to change the beneficiary. Any request for a change in the beneficiary must be in writing, signed by you, and recorded at our Administrative Office. If the owner has not reserved the right to change the beneficiary, such a request requires the consent of the beneficiary. The change will be effective as of the date of signature and subject to receipt by the Company.

                    If any beneficiary dies before the insured, the beneficiary's potential interest shall pass to any surviving beneficiaries, unless otherwise specified to the Company. If no named beneficiary survives the insured, any death benefit proceeds will be paid to you, as the owner, or to your executor, administrator or assignee.

                    CHANGE OF PLAN

                    Within 18 months of the date we issue your policy, you may exchange your policy without any evidence of insurability, for any one of the permanent life insurance policies then being issued by the Company which belong to the same class as this policy. Your request for exchange must be in writing. Unless agreed otherwise, the new policy will have the same initial amount of insurance, date of issue and age of the insured as the original policy.

                    SETTLEMENT OPTIONS

                    You may elect or change a settlement option while the insured is alive. If you have not irrevocably selected a settlement option, the beneficiary may elect to change the settlement option within 90 days after the insured dies. If no settlement option is selected, the death benefit proceeds will be paid in a lump sum.

                    If you assign your policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay any remaining death benefit proceeds as elected.

                    Your written request to elect, change, or revoke a settlement option must be received in our Administrative Office before payment of the lump sum or any settlement option is initiated. The first payment of the settlement option selected will become payable on the date proceeds are settled. Payments after the first payment will be made on the first day of each month. Once payments have begun, the policy cannot be surrendered and neither the payee nor the settlement option may be changed.

                    You have at least four settlement options:
                    1) an annuity for the lifetime of the payee;
                    2) an annuity for the lifetime of the payee, with monthly
                       payments guaranteed for 60, 120, 180, or 240 months;
                    3) monthly payments for a stated number of years, at least five but no more than thirty.
                    4) payment of a maximum of 3% interest annually on the sum left on deposit.

                    We may offer you or your beneficiary additional settlement options in the future.

                    DEFERRAL OF PAYMENTS

                    Amounts payable as a result of loans, surrenders or partial surrenders will generally be made within seven days of our receipt of such a request. In the event of a deferral of a surrender, loan or payment of the death benefit proceeds beyond ten days from receipt of the request, interest will accrue and be paid as required by law. We may defer payment or transfer from the Fixed Account up to six months at our option. If we exercise our right to defer any payment from the Fixed Account, interest will accrue and be paid (as required by law) from the date you would otherwise have been entitled to receive the payment.

                    INCONTESTABILITY

                    The Company will not contest your policy or payment of the death benefit proceeds based on the initial specified amount, or an increase in the specified amount requiring evidence of insurability, after your policy or increase has been in force for two years from date of issue or increase.

                    MISSTATEMENT OF AGE OR GENDER

                    If the age or gender of the insured has been misstated, benefits will be adjusted based on the following values:
                    1) the net amount at risk at the time of the insured's
                       death;
                    2) the ratio of the monthly cost of insurance applied in the policy month of death to the monthly cost of insurance that should have been applied at the true age and gender in the policy month of death; and
                    3) the accumulation value at the time of the insured's
                       death.

                    The amount of death benefit proceeds will be 1. multiplied by 2. and then the result added to 3.

                    SUICIDE

                    If the insured dies by suicide, while sane or insane, within two years from the date of issue, the Company will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, the Company will pay no more than a refund of the monthly charges for the cost of the increased amount.

ADDITIONAL INFORMATION ABOUT CHARGES

                    SURRENDER CHARGES

                    The initial maximum surrender charge is calculated as
                    (a) plus (b), with that result not to exceed (c), minus (d), where
                       (a)is 1.25 times the curtate net level premium for the
                          specified amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                       (b)is $10 per $1000 of specified amount;
                       (c)is $50 per $1000 of specified amount; and
                       (d)is the total of the per thousand charges assessed in
                          the first two years.

                    Algebraically, this formula is equivalent to Min{a+b,c} -d.

                    The maximum surrender charge decreases from its initial amount during the first 15 years. In general terms, the initial maximum surrender charge is amortized in proportion to a 15 year life contingent annuity due. In formulas, the maximum surrender charge at a point in time "t" years after issue is (a) times (b), where
                       (a)is the initial maximum surrender charge; and
                       (b)is the ratio of a life contingent annuity due
                          beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    The actual surrender charge may be less than the maximum surrender charge, and is included in each policy. No surrender charge is applied in the 16th policy year or beyond.

FINANCIAL STATEMENTS


                    The December 31, 2002 financial statements of the Separate Account and financial statements of the Company follow.

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                 CONTRACT PURCHASES                 MORTALITY & EXPENSE CHARGES   CONTRACT REDEMPTIONS
                                 DUE FROM LINCOLN                   PAYABLE TO LINCOLN            DUE TO LINCOLN
                                 LIFE & ANNUITY                     LIFE & ANNUITY                LIFE & ANNUITY
 SUBACCOUNT        INVESTMENTS   COMPANY OF NEW YORK  TOTAL ASSETS  COMPANY OF NEW YORK           COMPANY OF NEW YORK   NET ASSETS
 ----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital
    Appreciation   $    200,080       $      --       $    200,080           $       4                 $      68        $   200,008
 AIM V.I.
    Diversified
    Income              185,824              --            185,824                   4                        --            185,820
 AIM V.I. Growth        698,881              --            698,881                  15                    13,767            685,099
 AIM V.I.
    International
    Growth               27,278             285             27,563                   1                        --             27,562
 AIM V.I. Premier
    Equity            1,118,653              --          1,118,653                  24                        --          1,118,629
 AFIS Global
    Small
   Capitalization
    Class 2              43,674              --             43,674                   1                        --             43,673
 AFIS Growth
    Class 2             537,894              --            537,894                  12                        --            537,882
 AFIS Growth --
    Income
    Class 2             393,400              --            393,400                   8                        --            393,392
 AFIS
    International
    Class 2              11,832              --             11,832                  --                        --             11,832
 AVPSF
 AllianceBernstein
    Small Cap
    Value                26,086              --             26,086                   1                        --             26,085
 AVPSF Growth and
    Income               45,882              95             45,977                   1                        --             45,976
 AVPSF Premier
    Growth               33,466              --             33,466                   1                        --             33,465
 Baron Capital
    Asset
    Insurance
    Shares               77,203              --             77,203                   2                        --             77,201
 Delaware VIP
    Emerging
    Markets              38,628              --             38,628                   1                        --             38,627
 Delaware VIP
    High Yield           80,534              --             80,534                   2                        --             80,532
 Delaware VIP
    Large Cap
    Value                 7,300              --              7,300                  --                        --              7,300
 Delaware VIP
    REIT                166,672              38            166,710                   4                        --            166,706
 Delaware VIP
    Small Cap
    Value               387,863              --            387,863                   8                        --            387,855
 Delaware VIP
    Trend               333,453              --            333,453                   7                         4            333,442
 Delaware VIP
    U.S. Growth           1,837              --              1,837                  --                        --              1,837
 Fidelity VIP
    Asset Manager       131,341              --            131,341                   3                        --            131,338
 Fidelity VIP
    Contrafund
    Service Class       426,372              --            426,372                   9                        --            426,363
 Fidelity VIP
    Equity-Income       236,713              --            236,713                   5                        --            236,708
 Fidelity VIP
    Equity-Income
    Service Class        51,059              --             51,059                   1                        --             51,058
 Fidelity VIP
    Growth
    Service Class       126,320              --            126,320                   3                        --            126,317
 Fidelity VIP
    Growth
    Opportunities
    Service Class        24,795              --             24,795                   1                        --             24,794
 Fidelity VIP
    High Income
    Service Class        45,716              --             45,716                   1                        --             45,715
 Fidelity VIP
    Investment
    Grade Bond          280,275              --            280,275                   6                        --            280,269
 Fidelity VIP
    Overseas
    Service Class        22,158              --             22,158                  --                        --             22,158
 Janus Aspen
 Series Aggressive
    Growth Service
    Shares               15,114              --             15,114                  --                        --             15,114
 Janus Aspen
 Series Balanced        300,606              --            300,606                   6                        --            300,600
 Janus Aspen
 Series Balanced
    Service
    Shares               26,067              95             26,162                   1                        --             26,161
 Janus Aspen
   Series Global
    Technology
    Service
    Shares               16,288              --             16,288                  --                        --             16,288
 Janus Aspen
 Series Worldwide
    Growth              221,779              --            221,779                   5                        --            221,774
 Janus Aspen
 Series Worldwide
    Growth Service
    Shares               44,290              --             44,290                   1                        --             44,289
 LN Bond                912,889             285            913,174                  19                        --            913,155
 LN Capital
    Appreciation         10,589              --             10,589                  --                        --             10,589
 LN Equity Income         9,912              --              9,912                  --                        --              9,912
 LN Global Asset
    Allocation           29,288              --             29,288                   1                        --             29,287

 See accompanying
   notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES(CONTINUED)
DECEMBER 31, 2002

                                 CONTRACT PURCHASES                 MORTALITY & EXPENSE CHARGES   CONTRACT REDEMPTIONS
                                 DUE FROM LINCOLN                   PAYABLE TO LINCOLN            DUE TO LINCOLN
                                 LIFE & ANNUITY                     LIFE & ANNUITY                LIFE & ANNUITY
 SUBACCOUNT        INVESTMENTS   COMPANY OF NEW YORK  TOTAL ASSETS  COMPANY OF NEW YORK           COMPANY OF NEW YORK   NET ASSETS
 ----------------------------------------------------------------------------------------------------------------------------------
 LN International  $      7,977       $      --       $      7,977           $      --                 $      --        $     7,977
 LN Money Market      3,826,331              --          3,826,331                  84                        --          3,826,247
 LN Social
    Awareness             4,079              --              4,079                  --                        --              4,079
 MFS VIT Capital
    Opportunities           108              --                108                  --                        --                108
 MFS VIT Emerging
    Growth              322,911              --            322,911                   7                        54            322,850
 MFS VIT Total
    Return              400,210              --            400,210                   9                        --            400,201
 MFS VIT
    Utilities           267,616              --            267,616                   6                        --            267,610
 NB AMT Mid-Cap
    Growth              267,789             285            268,074                   6                        --            268,068
 NB AMT Partners         61,995              --             61,995                   1                        --             61,994
 NB AMT Regency              18              --                 18                  --                        --                 18
 OCC Accumulation
    Global Equity        80,738              --             80,738                   2                        --             80,736
 OCC Accumulation
    Managed              43,822              --             43,822                   1                        --             43,821
 Putnam VT Growth
    and Income
    Class IB             23,334              --             23,334                   1                        --             23,333
 Putnam VT Health
    Sciences
    Class IB             21,992              --             21,992                  --                        --             21,992
 Scudder VIT EAFE
    Equity Index         23,197              --             23,197                  --                        --             23,197
 Scudder VIT
    Equity 500
    Index               908,406             285            908,691                  20                        --            908,671
 Scudder VIT
    Small Cap
    Index               167,708              --            167,708                   3                        --            167,705
 Franklin Small
    Cap                  15,266              76             15,342                  --                        --             15,342
 Templeton
    Foreign
    Securities          159,014              --            159,014                   3                        --            159,011
 Templeton
    Foreign
    Securities
    Class 2              55,728              --             55,728                   1                        --             55,727
 Templeton Global
    Asset
    Allocation           26,739              --             26,739                   1                        --             26,738
 Templeton Growth
    Securities           74,932              --             74,932                   2                       109             74,821
 Templeton Growth
    Securities
    Class 2              40,399              --             40,399                   1                        --             40,398

 See accompanying
   notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

                                           AIM V.I.      AIM V.I.                  AIM V.I.
                                           CAPITAL       DIVERSIFIED  AIM V.I.     INTERNATIONAL
                                           APPRECIATION  INCOME       GROWTH       GROWTH
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 -----------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $        --   $  14,379    $       --    $       165
   - Mortality and expense guarantees:          (1,644)     (1,382)       (4,417)          (175)
                                           -----------   -----------  -----------   -----------
 NET INVESTMENT INCOME (LOSS)                   (1,644)     12,997        (4,417)           (10)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                              (30,170)     (2,384)     (105,503)        (1,194)
   - Dividends from net realized gain on
      investments                                   --          --            --             --
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (30,170)     (2,384)     (105,503)        (1,194)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                (26,725)     (7,379)     (104,112)        (3,468)
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $   (58,539)  $   3,234    $ (214,032)   $    (4,672)
 ----------------------------------------  ===========   ===========  ===========   ===========

                                                        AFIS                         AFIS
                                           AIM V.I.     GLOBAL SMALL    AFIS         GROWTH-
                                           PREMIER      CAPITALIZATION  GROWTH       INCOME
                                           EQUITY       CLASS 2         CLASS 2      CLASS 2
                                           SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $    4,457     $       318   $      175   $     4,050
   - Mortality and expense guarantees:         (9,419)           (334)      (3,522)       (2,999)
                                           -----------    -----------   -----------  -----------
 NET INVESTMENT INCOME (LOSS)                  (4,962)            (16)      (3,347)        1,051
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                            (111,168)         (1,111)     (10,257)      (17,496)
   - Dividends from net realized gain on
      investments                                  --              --           --            --
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS     (111,168)         (1,111)     (10,257)      (17,496)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS              (331,398)         (9,033)    (115,888)      (70,008)
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $ (447,528)    $   (10,160)  $ (129,492)  $   (86,453)
 ----------------------------------------  ===========    ===========   ===========  ===========

                                                          AVPSF
                                           AFIS           ALLIANCEBERNSTEIN  AVPSF        AVPSF
                                           INTERNATIONAL  SMALL CAP          GROWTH AND   PREMIER
                                           CLASS 2        VALUE              INCOME       GROWTH
                                           SUBACCOUNT     SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
 ----------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income       $       103      $        13     $      82    $     --
   - Mortality and expense guarantees:              (24)             (62)         (196)        (94)
                                            -----------      -----------     -----------  -----------
 NET INVESTMENT INCOME (LOSS)                        79              (49)         (114)        (94)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                                  (199)             (64)       (1,188)        (52)
   - Dividends from net realized gain on
      investments                                    --                6           420          --
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS           (199)             (58)         (768)        (52)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                     (81)           1,114        (2,635)       (397)
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $      (201)     $     1,007     $  (3,517)   $   (543)
 ----------------------------------------   ===========      ===========     ===========  ===========

                                                                                      DELAWARE
                                                        BARON CAPITAL    DELAWARE     VIP
                                           AVPSF        ASSET INSURANCE  VIP          EMERGING
                                           TECHNOLOGY   SHARES           DEVON        MARKETS
                                           SUBACCOUNT   SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $     --       $        --    $     10     $     1,032
   - Mortality and expense guarantees:           (7)             (514)         (6)           (307)
                                           -----------    -----------    -----------  -----------
 NET INVESTMENT INCOME (LOSS)                    (7)             (514)          4             725
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                              (505)              (75)       (499)           (643)
   - Dividends from net realized gain on
      investments                                --                --          --              --
 ----------------------------------------  -----------    -----------    -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (505)              (75)       (499)           (643)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                (138)          (10,109)        228             769
 ----------------------------------------  -----------    -----------    -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $   (650)      $   (10,698)   $   (267)    $       851
 ----------------------------------------  ===========    ===========    ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS(CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                        DELAWARE                  DELAWARE
                                           DELAWARE     VIP          DELAWARE     VIP
                                           VIP          LARGE        VIP          SMALL
                                           HIGH YIELD   CAP VALUE    REIT         CAP VALUE
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 --------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $   4,927    $     26     $   2,337    $    1,186
   - Mortality and expense guarantees:          (443)        (17)         (934)       (2,315)
                                           -----------  -----------  -----------  -----------
 NET INVESTMENT INCOME (LOSS)                  4,484           9         1,403        (1,129)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                             (1,207)       (203)          730           260
   - Dividends from net realized gain on
      investments                                 --          --         1,453         2,714
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS      (1,207)       (203)        2,183         2,974
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (1,218)        259        (1,434)      (39,345)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $   2,059    $     65     $   2,152    $  (37,500)
 ----------------------------------------  ===========  ===========  ===========  ===========

                                                        DELAWARE     FIDELITY     FIDELITY
                                           DELAWARE     VIP          VIP          VIP
                                           VIP          U.S.         ASSET        CONTRAFUND
                                           TREND        GROWTH       MANAGER      SERVICE CLASS
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $       --   $      6     $    4,238    $     2,827
   - Mortality and expense guarantees:         (2,603)        (8)        (1,002)        (3,113)
                                           -----------  -----------  -----------   -----------
 NET INVESTMENT INCOME (LOSS)                  (2,603)        (2)         3,236           (286)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                             (14,729)      (384)        (3,718)        (2,278)
   - Dividends from net realized gain on
      investments                                  --         --             --             --
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS      (14,729)      (384)        (3,718)        (2,278)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (62,310)      (171)       (12,313)       (38,079)
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (79,642)  $   (557)    $  (12,795)   $   (40,643)
 ----------------------------------------  ===========  ===========  ===========   ===========

                                                        FIDELITY                      FIDELITY
                                           FIDELITY     VIP            FIDELITY       VIP
                                           VIP          EQUITY-        VIP            GROWTH
                                           EQUITY-      INCOME         GROWTH         OPPORTUNITIES
                                           INCOME       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 --------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $    4,842    $        13    $        81    $       188
   - Mortality and expense guarantees:         (2,014)          (101)          (680)          (165)
                                           -----------   -----------    -----------    -----------
 NET INVESTMENT INCOME (LOSS)                   2,828            (88)          (599)            23
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                             (10,419)          (456)        (3,325)        (1,182)
   - Dividends from net realized gain on
      investments                               6,591             19             --             --
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (3,828)          (437)        (3,325)        (1,182)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (43,148)           (52)       (30,938)        (4,828)
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (44,148)   $      (577)   $   (34,862)   $    (5,987)
 ----------------------------------------  ===========   ===========    ===========    ===========

                                                                                      JANUS
                                           FIDELITY                                   ASPEN
                                           VIP            FIDELITY     FIDELITY       SERIES
                                           HIGH           VIP          VIP            AGGRESSIVE
                                           INCOME         INVESTMENT   OVERSEAS       GROWTH
                                           SERVICE CLASS  GRADE BOND   SERVICE CLASS  SERVICE SHARES
                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income       $     4,032   $   9,474     $         7    $        --
   - Mortality and expense guarantees:             (324)     (2,103)            (45)           (73)
                                            -----------   -----------   -----------    -----------
 NET INVESTMENT INCOME (LOSS)                     3,708       7,371             (38)           (73)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                                  (815)      4,534            (135)          (527)
   - Dividends from net realized gain on
      investments                                    --          --              --             --
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS           (815)      4,534            (135)          (527)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                  (1,798)     12,633             258         (2,532)
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $     1,095   $  24,538     $        85    $    (3,132)
 ----------------------------------------   ===========   ===========   ===========    ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS(CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                                        JANUS
                                                        JANUS           ASPEN           JANUS
                                           JANUS        ASPEN           SERIES          ASPEN
                                           ASPEN        SERIES          GLOBAL          SERIES
                                           SERIES       BALANCED        TECHNOLOGY      WORLDWIDE
                                           BALANCED     SERVICE SHARES  SERVICE SHARES  GROWTH
                                           SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
 --------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $    8,035    $       418     $        --    $    2,254
   - Mortality and expense guarantees:         (2,468)          (126)           (248)       (1,805)
                                           -----------   -----------     -----------    -----------
 NET INVESTMENT INCOME (LOSS)                   5,567            292            (248)          449
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                              (3,765)          (315)        (28,267)      (13,742)
   - Dividends from net realized gain on
      investments                                  --             --              --            --
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (3,765)          (315)        (28,267)      (13,742)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (27,183)        (1,281)          8,084       (59,738)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (25,381)   $    (1,304)    $   (20,431)   $  (73,031)
 ----------------------------------------  ===========   ===========     ===========    ===========

                                           JANUS
                                           ASPEN
                                           SERIES
                                           WORLDWIDE       LN                        LN
                                           GROWTH          AGGRESSIVE   LN           CAPITAL
                                           SERVICE SHARES  GROWTH       BOND         APPRECIATION
                                           SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income       $       250    $     --     $  34,670    $        --
   - Mortality and expense guarantees:             (271)         (7)       (4,880)           (70)
                                            -----------    -----------  -----------  -----------
 NET INVESTMENT INCOME (LOSS)                       (21)         (7)       29,790            (70)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                                  (725)       (336)        3,347           (744)
   - Dividends from net realized gain on
      investments                                    --          --            51             --
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS           (725)       (336)        3,398           (744)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                  (8,370)       (112)       29,754         (2,372)
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               $    (9,116)   $   (455)    $  62,942    $    (3,186)
 ----------------------------------------   ===========    ===========  ===========  ===========

                                                        LN
                                           LN           GLOBAL                      LN
                                           EQUITY-      ASSET        LN             MONEY
                                           INCOME       ALLOCATION   INTERNATIONAL  MARKET
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
 ----------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $     112    $     368     $       127   $   45,221
   - Mortality and expense guarantees:           (75)        (183)            (40)     (26,102)
                                           -----------  -----------   -----------   -----------
 NET INVESTMENT INCOME (LOSS)                     37          185              87       19,119
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                               (499)        (211)           (217)          --
   - Dividends from net realized gain on
      investments                                109           --              --           --
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS        (390)        (211)           (217)          --
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (1,539)      (3,491)           (740)          --
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (1,892)   $  (3,517)    $      (870)  $   19,119
 ----------------------------------------  ===========  ===========   ===========   ===========


                                           LN           MFS VIT        MFS VIT      MFS VIT
                                           SOCIAL       CAPITAL        EMERGING     TOTAL
                                           AWARENESS    OPPORTUNITIES  GROWTH       RETURN
                                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $      47     $         1   $       --   $     4,094
   - Mortality and expense guarantees:           (41)             (8)      (2,878)       (2,338)
                                           -----------   -----------   -----------  -----------
 NET INVESTMENT INCOME (LOSS)                      6              (7)      (2,878)        1,756
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                             (1,745)           (358)    (109,118)       (2,570)
   - Dividends from net realized gain on
      investments                                 --              --           --         3,245
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS      (1,745)           (358)    (109,118)          675
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                  (47)           (114)     (44,880)      (18,029)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (1,786)    $      (479)  $ (156,876)  $   (15,598)
 ----------------------------------------  ===========   ===========   ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF OPERATIONS(CONTINUED)
YEAR ENDED DECEMBER 31, 2002

                                                        NB AMT
                                           MFS VIT      MID-CAP      NB AMT       NB AMT
                                           UTILITIES    GROWTH       PARTNERS     REGENCY
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 --------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $    7,122   $       --   $      251   $      4
   - Mortality and expense guarantees:         (2,311)      (2,256)        (410)        (8)
                                           -----------  -----------  -----------  -----------
 NET INVESTMENT INCOME (LOSS)                   4,811       (2,256)        (159)        (4)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                             (80,284)     (13,861)      (1,071)       (61)
   - Dividends from net realized gain on
      investments                                  --           --           --         --
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS      (80,284)     (13,861)      (1,071)       (61)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                (4,486)     (85,253)     (13,797)       (88)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (79,959)  $ (101,370)  $  (15,027)  $   (153)
 ----------------------------------------  ===========  ===========  ===========  ===========

                                           OCC                         PUTNAM VT    PUTNAM VT
                                           ACCUMULATION  OCC           GROWTH AND   HEALTH
                                           GLOBAL        ACCUMULATION  INCOME       SCIENCES
                                           EQUITY        MANAGED       CLASS IB     CLASS IB
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $       381   $       724   $    73      $        --
   - Mortality and expense guarantees:            (686)         (319)      (89)             (50)
                                           -----------   -----------   -----------  -----------
 NET INVESTMENT INCOME (LOSS)                     (305)          405       (16)             (50)
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                               (4,214)         (668)      (42)            (488)
   - Dividends from net realized gain on
      investments                                   --            --        --               --
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS        (4,214)         (668)      (42)            (488)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                (13,785)       (6,920)     (290)             199
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $   (18,304)  $    (7,183)  $  (348)     $      (339)
 ----------------------------------------  ===========   ===========   ===========  ===========

                                           SCUDDER       SCUDDER      SCUDDER
                                           VIT           VIT          VIT                       TEMPLETON
                                           EAFE          EQUITY       SMALL        FRANKLIN     FOREIGN
                                           EQUITY INDEX  500 INDEX    CAP INDEX    SMALL CAP    SECURITIES
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $       374   $   10,327   $    1,312   $      59    $    2,851
   - Mortality and expense guarantees:            (307)      (6,691)      (1,340)       (100)       (1,307)
                                           -----------   -----------  -----------  -----------  -----------
 NET INVESTMENT INCOME (LOSS)                       67        3,636          (28)        (41)        1,544
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                               19,600     (102,402)      (3,277)       (667)      (19,733)
   - Dividends from net realized gain on
      investments                                   --           --           99          --            --
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS        19,600     (102,402)      (3,178)       (667)      (19,733)
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS                    344     (116,884)     (38,019)     (3,292)      (15,055)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $    20,011   $ (215,650)  $  (41,225)  $  (4,000)   $  (33,244)
 ----------------------------------------  ===========   ===========  ===========  ===========  ===========

                                           TEMPLETON    TEMPLETON                 TEMPLETON
                                           FOREIGN      GLOBAL       TEMPLETON    GROWTH
                                           SECURITIES   ASSET        GROWTH       SECURITIES
                                           CLASS 2      ALLOCATION   SECURITIES   CLASS 2
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET INVESTMENT INCOME (LOSS):
   - Dividends from investment income      $      905   $     559    $    1,488   $       997
   - Mortality and expense guarantees:           (432)       (218)         (521)         (333)
                                           -----------  -----------  -----------  -----------
 NET INVESTMENT INCOME (LOSS)                     473         341           967           664
 NET REALIZED GAIN (LOSS) ON INVESTMENTS:
   - Net realized gain (loss) on
      investments                              (2,770)     (1,702)       (2,807)         (869)
   - Dividends from net realized gain on
      investments                                  --          --         1,366           980
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET REALIZED GAIN (LOSS) ON INVESTMENTS       (2,770)     (1,702)       (1,441)          111
 NET CHANGE IN UNREALIZED APPRECIATION OR
    DEPRECIATION ON INVESTMENTS               (10,110)       (313)      (11,073)      (10,024)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $  (12,407)  $  (1,674)   $  (11,547)  $    (9,249)
 ----------------------------------------  ===========  ===========  ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                           AIM           AIM                       AIM
                                           V.I.          V.I.         AIM          V.I.
                                           CAPITAL       DIVERSIFIED  V.I.         INTERNATIONAL
                                           APPRECIATION  INCOME       GROWTH       GROWTH
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 -----------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $   245,297   $  111,579   $  588,722    $     1,770
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               16,090        9,668       (3,008)           (18)
   - Net realized gain (loss) on
      investments                              (31,539)        (244)     (82,659)           (10)
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (51,265)      (5,981)    (148,310)        (1,441)
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (66,714)       3,443     (233,977)        (1,469)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     122,896       67,235      431,675         18,202
   - Participant withdrawals                   (76,197)     (25,678)    (136,124)        (3,126)
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            46,699       41,557      295,551         15,076
 ----------------------------------------  -----------   -----------  -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       (20,015)      45,000       61,574         13,607
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET ASSETS AT DECEMBER 31, 2001               225,282      156,579      650,296         15,377
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               (1,644)      12,997       (4,417)           (10)
   - Net realized gain (loss) on
      investments                              (30,170)      (2,384)    (105,503)        (1,194)
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (26,725)      (7,379)    (104,112)        (3,468)
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (58,539)       3,234     (214,032)        (4,672)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     100,432       66,317      442,623         25,147
   - Participant withdrawals                   (67,167)     (40,310)    (193,788)        (8,290)
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            33,265       26,007      248,835         16,857
 ----------------------------------------  -----------   -----------  -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       (25,274)      29,241       34,803         12,185
 ----------------------------------------  -----------   -----------  -----------   -----------
 NET ASSETS AT DECEMBER 31, 2002           $   200,008   $  185,820   $  685,099    $    27,562
 ========================================  ===========   ===========  ===========   ===========

                                           AIM          AFIS                         AFIS
                                           V.I.         GLOBAL SMALL    AFIS         GROWTH-
                                           PREMIER      CAPITALIZATION  GROWTH       INCOME
                                           EQUITY       CLASS 2         CLASS 2      CLASS 2
                                           SUBACCOUNT   SUBACCOUNT      SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $   732,006    $       698   $   21,220   $    35,574
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               (6,292)             9         (484)        1,536
   - Net realized gain (loss) on
      investments                              (29,173)           550       13,073        13,814
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (70,685)        (1,094)     (21,181)       (7,555)
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (106,150)          (535)      (8,592)        7,795
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     916,439         40,904      339,077       301,927
   - Participant withdrawals                  (351,551)        (4,975)     (31,878)      (41,208)
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           564,888         35,929      307,199       260,719
 ----------------------------------------  -----------    -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       458,738         35,394      298,607       268,514
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001             1,190,744         36,092      319,827       304,088
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               (4,962)           (16)      (3,347)        1,051
   - Net realized gain (loss) on
      investments                             (111,168)        (1,111)     (10,257)      (17,496)
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (331,398)        (9,033)    (115,888)      (70,008)
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (447,528)       (10,160)    (129,492)      (86,453)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     747,617         27,873      446,871       264,981
   - Participant withdrawals                  (372,204)       (10,132)     (99,324)      (89,224)
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           375,413         17,741      347,547       175,757
 ----------------------------------------  -----------    -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       (72,115)         7,581      218,055        89,304
 ----------------------------------------  -----------    -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $ 1,118,629    $    43,673   $  537,882   $   393,392
 ========================================  ===========    ===========   ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                          AVPSF
                                           AFIS           ALLIANCEBERNSTEIN  AVPSF        AVPSF
                                           INTERNATIONAL  SMALL CAP          GROWTH AND   PREMIER
                                           CLASS 2        VALUE              INCOME       GROWTH
                                           SUBACCOUNT     SUBACCOUNT         SUBACCOUNT   SUBACCOUNT
 ----------------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001             $        --      $        --     $      --    $      --
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                    (1)              (1)           (1)          (2)
   - Net realized gain (loss) on
      investments                                     1                3             1            3
   - Net change in unrealized
      appreciation or depreciation on
      investments                                    37              121            40           89
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                        37              123            40           90
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                        1,122            1,000         1,000        3,080
   - Participant withdrawals                       (234)            (158)         (153)        (157)
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS                888              842           847        2,923
 ----------------------------------------   -----------      -----------     -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS            925              965           887        3,013
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001                    925              965           887        3,013
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                    79              (49)         (114)         (94)
   - Net realized gain (loss) on
      investments                                  (199)             (58)         (768)         (52)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                   (81)           1,114        (2,635)        (397)
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                      (201)           1,007        (3,517)        (543)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                       14,226           28,409        54,651       34,604
   - Participant withdrawals                     (3,118)          (4,296)       (6,045)      (3,609)
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             11,108           24,113        48,606       30,995
 ----------------------------------------   -----------      -----------     -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         10,907           25,120        45,089       30,452
 ----------------------------------------   -----------      -----------     -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002            $    11,832      $    26,085     $  45,976    $  33,465
 ========================================   ===========      ===========     ===========  ===========

                                                        BARON
                                                        CAPITAL                   DELAWARE
                                                        ASSET        DELAWARE     VIP
                                           AVPSF        INSURANCE    VIP          EMERGING
                                           TECHNOLOGY   SHARES       DEVON        MARKETS
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $      --    $   11,031   $     765    $    15,971
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 (2)         (245)         (5)           (93)
   - Net realized gain (loss) on
      investments                                  6          (200)        (38)          (822)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                138         4,309        (109)         1,615
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    142         3,864        (152)           700
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     1,000        46,879       1,008         19,458
   - Participant withdrawals                    (161)       (6,268)       (269)        (7,259)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             839        40,611         739         12,199
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         981        44,475         587         12,899
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001                 981        55,506       1,352         28,870
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 (7)         (514)          4            725
   - Net realized gain (loss) on
      investments                               (505)          (75)       (499)          (643)
   - Net change in unrealized
      appreciation or depreciation on
      investments                               (138)      (10,109)        228            769
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   (650)      (10,698)       (267)           851
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                       990        46,769          --         25,235
   - Participant withdrawals                  (1,321)      (14,376)     (1,085)       (16,329)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            (331)       32,393      (1,085)         8,906
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        (981)       21,695      (1,352)         9,757
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $      --    $   77,201   $      --    $    38,627
 ========================================  ===========  ===========  ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                        DELAWARE                  DELAWARE
                                           DELAWARE     VIP          DELAWARE     VIP
                                           VIP          LARGE        VIP          SMALL
                                           HIGH YIELD   CAP VALUE    REIT         CAP VALUE
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 --------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $   5,576    $      --    $      968   $   57,418
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                395           (1)          231          (23)
   - Net realized gain (loss) on
      investments                               (127)           2         1,058        1,771
   - Net change in unrealized
      appreciation or depreciation on
      investments                                359           60         4,936        8,693
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    627           61         6,225       10,441
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    43,055        1,000        76,913      110,427
   - Participant withdrawals                  (3,348)        (155)      (12,057)     (24,702)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          39,707          845        64,856       85,725
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      40,334          906        71,081       96,166
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001              45,910          906        72,049      153,584
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)              4,484            9         1,403       (1,129)
   - Net realized gain (loss) on
      investments                             (1,207)        (203)        2,183        2,974
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (1,218)         259        (1,434)     (39,345)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  2,059           65         2,152      (37,500)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    41,953        8,242       122,657      330,302
   - Participant withdrawals                  (9,390)      (1,913)      (30,152)     (58,531)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          32,563        6,329        92,505      271,771
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      34,622        6,394        94,657      234,271
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $  80,532    $   7,300    $  166,706   $  387,855
 ========================================  ===========  ===========  ===========  ===========

                                                        DELAWARE     FIDELITY     FIDELITY
                                           DELAWARE     VIP          VIP          VIP
                                           VIP          U.S.         ASSET        CONTRAFUND
                                           TREND        GROWTH       MANAGER      SERVICE CLASS
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $  186,686   $      --    $   91,571    $     8,073
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)              (1,949)         (1)        2,856         (1,142)
   - Net realized gain (loss) on
      investments                             (18,809)          2          (668)            71
   - Net change in unrealized
      appreciation or depreciation on
      investments                                 733          67        (7,722)         1,607
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (20,025)         68        (5,534)           536
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    194,588       1,000        49,842        317,548
   - Participant withdrawals                  (86,502)       (155)      (16,748)       (85,571)
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          108,086         845        33,094        231,977
 ----------------------------------------  -----------  -----------  -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       88,061         913        27,560        232,513
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET ASSETS AT DECEMBER 31, 2001              274,747         913       119,131        240,586
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)              (2,603)         (2)        3,236           (286)
   - Net realized gain (loss) on
      investments                             (14,729)       (384)       (3,718)        (2,278)
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (62,310)       (171)      (12,313)       (38,079)
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (79,642)       (557)      (12,795)       (40,643)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    221,229       3,058        46,810        330,938
   - Participant withdrawals                  (82,892)     (1,577)      (21,808)      (104,518)
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          138,337       1,481        25,002        226,420
 ----------------------------------------  -----------  -----------  -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       58,695         924        12,207        185,777
 ----------------------------------------  -----------  -----------  -----------   -----------
 NET ASSETS AT DECEMBER 31, 2002           $  333,442   $   1,837    $  131,338    $   426,363
 ========================================  ===========  ===========  ===========   ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                        FIDELITY                      FIDELITY
                                           FIDELITY     VIP            FIDELITY       VIP
                                           VIP          EQUITY-        VIP            GROWTH
                                           EQUITY-      INCOME         GROWTH         OPPORTUNITIES
                                           INCOME       SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
 --------------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $  329,653    $        --    $       710    $     2,539
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               2,813             (1)           914            (79)
   - Net realized gain (loss) on
      investments                              11,242              2         (4,318)          (245)
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (34,411)            62         (2,936)          (880)
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (20,356)            63         (6,340)        (1,204)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     98,643          1,000         69,479         27,622
   - Participant withdrawals                 (106,079)          (155)        (8,990)        (5,187)
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           (7,436)           845         60,489         22,435
 ----------------------------------------  -----------   -----------    -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (27,792)           908         54,149         21,231
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET ASSETS AT DECEMBER 31, 2001              301,861            908         54,859         23,770
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               2,828            (88)          (599)            23
   - Net realized gain (loss) on
      investments                              (3,828)          (437)        (3,325)        (1,182)
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (43,148)           (52)       (30,938)        (4,828)
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (44,148)          (577)       (34,862)        (5,987)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     89,945         55,018        131,596         14,257
   - Participant withdrawals                 (110,950)        (4,291)       (25,276)        (7,246)
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          (21,005)        50,727        106,320          7,011
 ----------------------------------------  -----------   -----------    -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (65,153)        50,150         71,458          1,024
 ----------------------------------------  -----------   -----------    -----------    -----------
 NET ASSETS AT DECEMBER 31, 2002           $  236,708    $    51,058    $   126,317    $    24,794
 ========================================  ===========   ===========    ===========    ===========

                                                                                      JANUS
                                           FIDELITY                                   ASPEN
                                           VIP            FIDELITY     FIDELITY       SERIES
                                           HIGH           VIP          VIP            AGGRESSIVE
                                           INCOME         INVESTMENT   OVERSEAS       GROWTH
                                           SERVICE CLASS  GRADE BOND   SERVICE CLASS  SERVICE SHARES
                                           SUBACCOUNT     SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001             $     1,775   $  150,519    $        --    $        --
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                   166        6,649             (1)            (2)
   - Net realized gain (loss) on
      investments                                (2,443)       2,814              1              6
   - Net change in unrealized
      appreciation or depreciation on
      investments                                   669        4,114             27             66
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    (1,608)      13,577             27             70
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                       42,654      106,782          1,107          3,692
   - Participant withdrawals                     (8,469)     (38,963)          (224)          (768)
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             34,185       67,819            883          2,924
 ----------------------------------------   -----------   -----------   -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         32,577       81,396            910          2,994
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET ASSETS AT DECEMBER 31, 2001                 34,352      231,915            910          2,994
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 3,708        7,371            (38)           (73)
   - Net realized gain (loss) on
      investments                                  (815)       4,534           (135)          (527)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                (1,798)      12,633            258         (2,532)
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     1,095       24,538             85         (3,132)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                       21,014       87,296         24,864         18,871
   - Participant withdrawals                    (10,746)     (63,480)        (3,701)        (3,619)
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             10,268       23,816         21,163         15,252
 ----------------------------------------   -----------   -----------   -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         11,363       48,354         21,248         12,120
 ----------------------------------------   -----------   -----------   -----------    -----------
 NET ASSETS AT DECEMBER 31, 2002            $    45,715   $  280,269    $    22,158    $    15,114
 ========================================   ===========   ===========   ===========    ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                                        JANUS
                                                        JANUS           ASPEN           JANUS
                                           JANUS        ASPEN           SERIES          ASPEN
                                           ASPEN        SERIES          GLOBAL          SERIES
                                           SERIES       BALANCED        TECHNOLOGY      WORLDWIDE
                                           BALANCED     SERVICE SHARES  SERVICE SHARES  GROWTH
                                           SUBACCOUNT   SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
 --------------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $   20,095    $        --     $    26,879    $   46,691
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               4,319             23             (17)          (88)
   - Net realized gain (loss) on
      investments                              (1,655)             1          (4,671)      (16,837)
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (2,359)             6         (20,305)       (6,257)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     305             30         (24,993)      (23,182)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    273,672          3,080          74,305       283,363
   - Participant withdrawals                  (56,532)          (152)        (16,552)      (52,447)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          217,140          2,928          57,753       230,916
 ----------------------------------------  -----------   -----------     -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      217,445          2,958          32,760       207,734
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET ASSETS AT DECEMBER 31, 2001              237,540          2,958          59,639       254,425
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               5,567            292            (248)          449
   - Net realized gain (loss) on
      investments                              (3,765)          (315)        (28,267)      (13,742)
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (27,183)        (1,281)          8,084       (59,738)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (25,381)        (1,304)        (20,431)      (73,031)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    159,335         31,439           8,490       109,044
   - Participant withdrawals                  (70,894)        (6,932)        (31,410)      (68,664)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           88,441         24,507         (22,920)       40,380
 ----------------------------------------  -----------   -----------     -----------    -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       63,060         23,203         (43,351)      (32,651)
 ----------------------------------------  -----------   -----------     -----------    -----------
 NET ASSETS AT DECEMBER 31, 2002           $  300,600    $    26,161     $    16,288    $  221,774
 ========================================  ===========   ===========     ===========    ===========

                                           JANUS
                                           ASPEN
                                           SERIES
                                           WORLDWIDE       LN                        LN
                                           GROWTH          AGGRESSIVE   LN           CAPITAL
                                           SERVICE SHARES  GROWTH       BOND         APPRECIATION
                                           SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001             $        --    $      --    $   22,425   $     1,113
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                    --           (1)       12,657           (21)
   - Net realized gain (loss) on
      investments                                     2            3           591           (71)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                    72          112          (982)         (633)
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                        74          114        12,266          (725)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                        2,151        1,000       374,741         6,018
   - Participant withdrawals                       (156)        (158)      (76,437)         (717)
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS              1,995          842       298,304         5,301
 ----------------------------------------   -----------    -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          2,069          956       310,570         4,576
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001                  2,069          956       332,995         5,689
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                   (21)          (7)       29,790           (70)
   - Net realized gain (loss) on
      investments                                  (725)        (336)        3,398          (744)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                (8,370)        (112)       29,754        (2,372)
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                    (9,116)        (455)       62,942        (3,186)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                       58,077          990       657,831        10,521
   - Participant withdrawals                     (6,741)      (1,491)     (140,613)       (2,435)
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             51,336         (501)      517,218         8,086
 ----------------------------------------   -----------    -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         42,220         (956)      580,160         4,900
 ----------------------------------------   -----------    -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002            $    44,289    $      --    $  913,155   $    10,589
 ========================================   ===========    ===========  ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                        LN
                                           LN           GLOBAL                      LN
                                           EQUITY-      ASSET        LN             MONEY
                                           INCOME       ALLOCATION   INTERNATIONAL  MARKET
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
 ----------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $     943    $     826     $        --   $ 1,555,423
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 62           41               8        47,898
   - Net realized gain (loss) on
      investments                                 71          169               1            --
   - Net change in unrealized
      appreciation or depreciation on
      investments                               (297)       1,558              32            --
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   (164)       1,768              41        47,898
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    10,499       23,787           1,000     3,754,803
   - Participant withdrawals                  (1,477)        (812)           (154)   (2,879,300)
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           9,022       22,975             846       875,503
 ----------------------------------------  -----------  -----------   -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       8,858       24,743             887       923,401
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET ASSETS AT DECEMBER 31, 2001               9,801       25,569             887     2,478,824
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 37          185              87        19,119
   - Net realized gain (loss) on
      investments                               (390)        (211)           (217)           --
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (1,539)      (3,491)           (740)           --
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (1,892)      (3,517)           (870)       19,119
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     5,095       10,610          11,285     4,099,682
   - Participant withdrawals                  (3,092)      (3,375)         (3,325)   (2,771,378)
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           2,003        7,235           7,960     1,328,304
 ----------------------------------------  -----------  -----------   -----------   -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS         111        3,718           7,090     1,347,423
 ----------------------------------------  -----------  -----------   -----------   -----------
 NET ASSETS AT DECEMBER 31, 2002           $   9,912    $  29,287     $     7,977   $ 3,826,247
 ========================================  ===========  ===========   ===========   ===========


                                           LN           MFS VIT        MFS VIT      MFS VIT
                                           SOCIAL       CAPITAL        EMERGING     TOTAL
                                           AWARENESS    OPPORTUNITIES  GROWTH       RETURN
                                           SUBACCOUNT   SUBACCOUNT     SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $     761     $        --   $  383,446   $    42,781
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 (9)             (1)      (3,187)          916
   - Net realized gain (loss) on
      investments                                (42)              2      (22,369)        2,910
   - Net change in unrealized
      appreciation or depreciation on
      investments                               (604)             84     (127,677)       (2,202)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   (655)             85     (153,233)        1,624
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     6,844           1,000      363,524       199,879
   - Participant withdrawals                  (1,360)           (156)    (101,989)      (38,739)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           5,484             844      261,535       161,140
 ----------------------------------------  -----------   -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       4,829             929      108,302       162,764
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001               5,590             929      491,748       205,545
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                  6              (7)      (2,878)        1,756
   - Net realized gain (loss) on
      investments                             (1,745)           (358)    (109,118)          675
   - Net change in unrealized
      appreciation or depreciation on
      investments                                (47)           (114)     (44,880)      (18,029)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (1,786)           (479)    (156,876)      (15,598)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     8,305           1,166      162,803       293,254
   - Participant withdrawals                  (8,030)         (1,508)    (174,825)      (83,000)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS             275            (342)     (12,022)      210,254
 ----------------------------------------  -----------   -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (1,511)           (821)    (168,898)      194,656
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $   4,079     $       108   $  322,850   $   400,201
 ========================================  ===========   ===========   ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                        NB AMT
                                           MFS VIT      MID-CAP      NB AMT       NB AMT
                                           UTILITIES    GROWTH       PARTNERS     REGENCY
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 --------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $  252,833   $   16,517   $      848   $      --
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               7,334         (799)        (152)         (1)
   - Net realized gain (loss) on
      investments                               8,183         (323)         266           2
   - Net change in unrealized
      appreciation or depreciation on
      investments                            (100,196)          83          503          87
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (84,679)      (1,039)         617          88
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    263,939      245,056       58,172       1,000
   - Participant withdrawals                  (77,251)     (53,226)      (6,655)       (155)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS          186,688      191,830       51,517         845
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      102,009      190,791       52,134         933
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001              354,842      207,308       52,982         933
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)               4,811       (2,256)        (159)         (4)
   - Net realized gain (loss) on
      investments                             (80,284)     (13,861)      (1,071)        (61)
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (4,486)     (85,253)     (13,797)        (88)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (79,959)    (101,370)     (15,027)       (153)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                    148,557      238,314       35,103       1,035
   - Participant withdrawals                 (155,830)     (76,184)     (11,064)     (1,797)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           (7,273)     162,130       24,039        (762)
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      (87,232)      60,760        9,012        (915)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $  267,610   $  268,068   $   61,994   $      18
 ========================================  ===========  ===========  ===========  ===========

                                           OCC                         PUTNAM VT    PUTNAM VT
                                           ACCUMULATION  OCC           GROWTH AND   HEALTH
                                           GLOBAL        ACCUMULATION  INCOME       SCIENCES
                                           EQUITY        MANAGED       CLASS IB     CLASS IB
                                           SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $    81,805   $    54,937   $      --    $        --
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 (617)          810          (1)            (1)
   - Net realized gain (loss) on
      investments                               (1,846)        1,010           1              1
   - Net change in unrealized
      appreciation or depreciation on
      investments                               (9,974)       (3,798)         49              3
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (12,437)       (1,978)         49              3
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                      31,444         9,471       1,126          1,000
   - Participant withdrawals                   (18,503)      (20,513)       (153)          (152)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            12,941       (11,042)        973            848
 ----------------------------------------  -----------   -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS           504       (13,020)      1,022            851
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001                82,309        41,917       1,022            851
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 (305)          405         (16)           (50)
   - Net realized gain (loss) on
      investments                               (4,214)         (668)        (42)          (488)
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (13,785)       (6,920)       (290)           199
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (18,304)       (7,183)       (348)          (339)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                      32,954        15,354      24,832         25,771
   - Participant withdrawals                   (16,223)       (6,267)     (2,173)        (4,291)
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            16,731         9,087      22,659         21,480
 ----------------------------------------  -----------   -----------   -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        (1,573)        1,904      22,311         21,141
 ----------------------------------------  -----------   -----------   -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $    80,736   $    43,821   $  23,333    $    21,992
 ========================================  ===========   ===========   ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 2001 AND 2002

                                           SCUDDER       SCUDDER      SCUDDER
                                           VIT           VIT          VIT                       TEMPLETON
                                           EAFE          EQUITY       SMALL        FRANKLIN     FOREIGN
                                           EQUITY INDEX  500 INDEX    CAP INDEX    SMALL CAP    SECURITIES
                                           SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------------------------------------------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $       791   $  485,759   $      792   $      --    $  168,266
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                  (30)       2,343          226          (1)        4,028
   - Net realized gain (loss) on
      investments                                 (103)     (14,199)       6,399           3        27,396
   - Net change in unrealized
      appreciation or depreciation on
      investments                                 (602)     (66,412)       4,530         113       (62,625)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                     (735)     (78,268)      11,155         115       (31,201)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                      13,978      652,270      152,493       1,000       102,330
   - Participant withdrawals                    (1,486)    (156,492)     (30,779)       (157)      (55,936)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            12,492      495,778      121,714         843        46,394
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        11,757      417,510      132,869         958        15,193
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001                12,548      903,269      133,661         958       183,459
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                   67        3,636          (28)        (41)        1,544
   - Net realized gain (loss) on
      investments                               19,600     (102,402)      (3,178)       (667)      (19,733)
   - Net change in unrealized
      appreciation or depreciation on
      investments                                  344     (116,884)     (38,019)     (3,292)      (15,055)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                   20,011     (215,650)     (41,225)     (4,000)      (33,244)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                      16,226      507,409      114,549      21,578        61,293
   - Participant withdrawals                   (25,588)    (286,357)     (39,280)     (3,194)      (52,497)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS            (9,362)     221,052       75,269      18,384         8,796
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS        10,649        5,402       34,044      14,384       (24,448)
 ----------------------------------------  -----------   -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $    23,197   $  908,671   $  167,705   $  15,342    $  159,011
 ========================================  ===========   ===========  ===========  ===========  ===========

                                           TEMPLETON    TEMPLETON                 TEMPLETON
                                           FOREIGN      GLOBAL       TEMPLETON    GROWTH
                                           SECURITIES   ASSET        GROWTH       SECURITIES
                                           CLASS 2      ALLOCATION   SECURITIES   CLASS 2
                                           SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
 ----------------------------------------
 NET ASSETS AT JANUARY 31, 2001            $   11,463   $  20,164    $   51,014   $    10,714
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 512         117           829           292
   - Net realized gain (loss) on
      investments                               4,996       1,356         7,344         4,388
   - Net change in unrealized
      appreciation or depreciation on
      investments                              (9,191)     (3,688)       (9,013)       (3,674)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  (3,683)     (2,215)         (840)        1,006
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     56,138      11,413        14,040        38,159
   - Participant withdrawals                   (8,132)     (4,546)      (10,218)       (2,931)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           48,006       6,867         3,822        35,228
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS       44,323       4,652         2,982        36,234
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2001               55,786      24,816        53,996        46,948
 CHANGES FROM OPERATIONS:
   - Net investment income (loss)                 473         341           967           664
   - Net realized gain (loss) on
      investments                              (2,770)     (1,702)       (1,441)          111
   - Net change in unrealized
      appreciation or depreciation on
      investments                             (10,110)       (313)      (11,073)      (10,024)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (12,407)     (1,674)      (11,547)       (9,249)
 CHANGE FROM UNIT TRANSACTIONS:
   - Participant purchases                     26,281       9,883        45,846         7,441
   - Participant withdrawals                  (13,933)     (6,287)      (13,474)       (4,742)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM UNIT TRANSACTIONS           12,348       3,596        32,372         2,699
 ----------------------------------------  -----------  -----------  -----------  -----------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          (59)      1,922        20,825        (6,550)
 ----------------------------------------  -----------  -----------  -----------  -----------
 NET ASSETS AT DECEMBER 31, 2002           $   55,727   $  26,738    $   74,821   $    40,398
 ========================================  ===========  ===========  ===========  ===========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of LNY. The Variable Account consists of seven products that are listed below:

      -  VUL I
      -  VUL-CV
      -  VUL-CV II
      -  VUL-CV III
      -  VUL-DB
      -  VUL-DB Elite
      -  VUL-DB II

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty-five mutual funds (the Funds) of fourteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series 1)
     AIM V.I. Diversified Income Fund (Series 1)
     AIM V.I. Growth Fund (Series 1)
     AIM V.I. International Growth Fund (Series 1)
     AIM V.I. Premier Equity Fund (Series 1)

   American Funds Insurance Series (AFIS):
     AFIS Global Small Capitalization Fund (Class 2)
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust:
     Baron Capital Asset Fund Insurance Shares

   Delaware VIP Trust (Delaware VIP)*:
     Delaware VIP Devon Series (Standard Class)
     Delaware VIP Emerging Markets Series (Standard Class)
     Delaware VIP High Yield Series (Standard Class)
     Delaware VIP Large Cap Value Series (Standard Class)
     Delaware VIP REIT Series (Standard Class)
     Delaware VIP Small Cap Value Series (Standard Class)
     Delaware VIP Trend Series (Standard Class)
     Delaware VIP U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Asset Manager Portfolio
     Fidelity VIP Contrafund Portfolio (Service Class)
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Equity-Income Portfolio (Service Class)
     Fidelity VIP Growth Portfolio (Service Class)
     Fidelity VIP Growth Opportunities Portfolio (Service Class)
     Fidelity VIP High Income Portfolio (Service Class)
     Fidelity VIP Investment Grade Bond Portfolio
     Fidelity VIP Overseas Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN)*:
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Scudder VIT Funds (Scudder VIT):
     Scudder VIT EAFE Equity Index Fund
     Scudder VIT Equity 500 Index Fund
     Scudder VIT Small Cap Index Fund

   Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Fund (Class 1)
     Templeton Foreign Securities Fund (Class 1)
     Templeton Foreign Securities Fund (Class 2)
     Templeton Global Asset Allocation Fund (Class 1)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)

* Denotes an affiliate of the Lincoln Life & Annuity Company of New York.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   Investments in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE
   Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the seven policy types within the Variable Account:

      - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
      - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV II -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-CV III -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB II -- annual rate of .90% for policy years one through nineteen and .20% thereafter.

   Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the years ended December 31, 2002 and 2001 amounted to $439,075 and $392,911,respectively.

   LNY charges a monthly administrative fee of $10 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2002 totaled $182,966 and $50,843, respectively.

   LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable subaccount and/or fixed account funding option. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2002 and 2001 amounted to $2,322,244 and $1,658,658, respectively.

   Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2002 and 2001, no transfer fees were deducted from the variable subaccounts.

   LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. A surrender charge is imposed on partial surrenders, a 2% charge on the amount withdrawn is imposed, the charge is not to exceed $25 per partial surrender. For the years ended December 31, 2002 and 2001, surrender charges or partial surrender administrative charges totaled $46,388 and $230,649.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION
   A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(13)  INCOME RATIO(14)
------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                      --
    VUL I (.80% Fee Rate)  $     9.31  $        6.99       28,614  $   200,008    -24.96%
AIM V.I. DIVERSIFIED
   INCOME                                                                                          8.32%
    VUL I (.80% Fee Rate)       10.08          10.23       18,159      185,820      1.48%
AIM V.I. GROWTH                                                                                      --
    VUL I (.80% Fee Rate)        6.45           4.42       77,505      342,569    -31.52%
    VUL-CV (.75% Fee
       Rate)                     4.57           3.13       50,626      158,585    -31.49%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.57        2,572       19,472    -24.29%
    VUL-CV III (.75% Fee
       Rate) (11)               10.11           9.74       13,789      134,260     -3.69%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.70           5.95        5,074       30,206    -31.59%
    VUL-DB II (.90% Fee
       Rate) (9)                 9.74           9.15            1            7     -6.02%
AIM V.I. INTERNATIONAL
   GROWTH                                                                                          0.74%
    VUL-CV (.75% Fee
       Rate)                     6.03           5.05        3,013       15,219    -16.31%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.76          600        5,259    -12.40%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.63           7.21          659        4,752    -16.43%
    VUL-DB II (.90% Fee
       Rate) (12)                9.03           9.13          255        2,332      1.12%
AIM V.I. PREMIER EQUITY                                                                            0.37%
    VUL I (.80% Fee Rate)        8.70           6.02       72,270      435,090    -30.82%
    VUL-CV (.75% Fee
       Rate)                     7.12           4.93      110,321      543,428    -30.78%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.66        5,232       40,063    -23.43%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.98           6.21       16,114      100,048    -30.88%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                         0.73%
    VUL-CV (.75% Fee
       Rate)                     6.81           5.47        6,016       32,921    -19.66%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.25          149        1,226    -17.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.15           7.34        1,284        9,427    -19.78%
    VUL-DB II (.90% Fee
       Rate) (10)               10.03           9.57           10           99     -4.54%
AFIS GROWTH CLASS 2                                                                                0.04%
    VUL-CV (.75% Fee
       Rate)                     6.83           5.12       63,919      327,210    -25.02%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.00        9,285       74,307    -19.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.70           6.52       18,116      118,059    -25.13%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.52           9.59        1,909       18,306      0.76%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                         1.05%
    VUL-CV (.75% Fee
       Rate)                    10.27           8.32       34,057      283,403    -18.95%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.56        4,063       34,773    -14.42%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.76           7.89        8,165       64,455    -19.08%
    VUL-DB II (.90% Fee
       Rate) (4)                 9.73           9.39        1,146       10,761     -3.47%
AFIS INTERNATIONAL
   CLASS 2                                                                                         3.44%
    VUL-CV (.75% Fee
       Rate) (8)                 8.00           8.21          174        1,432      2.59%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.82          739        6,516    -11.79%
    VUL-DB Elite (.90%
       Fee Rate)                10.41           8.79          168        1,473    -15.59%
    VUL-DB II (.90% Fee
       Rate) (9)                 9.56           9.64          250        2,411      0.79%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                 0.16%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.23        1,999       18,455     -7.71%
    VUL-DB Elite (.90%
       Fee Rate)                11.36          10.56           93          985     -7.03%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.68           9.73          683        6,645      0.50%
AVPSF GROWTH AND INCOME                                                                            0.35%
    VUL-CV (.75% Fee
       Rate) (2)                 8.64           8.09          416        3,367     -6.41%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.27        3,060       25,310    -17.29%
    VUL-DB Elite (.90%
       Fee Rate)                10.44           8.06        2,146       17,299    -22.75%
AVPSF PREMIER GROWTH                                                                                 --
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.79        3,928       30,623    -22.05%
    VUL-DB Elite (.90%
       Fee Rate)                10.87           7.47          381        2,842    -31.27%
AVPSF TECHNOLOGY                                                                                     --
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                  --
    VUL-CV (.75% Fee
       Rate)                    10.08           8.59        8,536       73,287    -14.84%
    VUL-DB (.90% Fee
       Rate)                    10.60           9.01          434        3,914    -14.96%
DELAWARE VIP DEVON                                                                                 1.40%
DELAWARE VIP EMERGING
   MARKETS                                                                                         2.65%
    VUL I (.80% Fee Rate)        9.58           9.99        2,156       21,538      4.34%
    VUL-CV (.75% Fee
       Rate)                     8.60           8.98        1,796       16,131      4.39%
    VUL-DB (.90% Fee
       Rate)                     9.71          10.12           95          958      4.25%
DELAWARE VIP HIGH YIELD                                                                            8.81%
    VUL-CV (.75% Fee
       Rate)                     8.64           8.74        4,156       36,314      1.08%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.21        1,946       19,877      2.15%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.93          10.02        1,506       15,084      0.93%
    VUL-DB II (.90% Fee
       Rate) (12)               10.93          10.95          845        9,257      0.20%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(13)  INCOME RATIO(14)
------------------------------------------------------------------------------------------------------------
DELAWARE VIP LARGE CAP
   VALUE                                                                                           1.36%
    VUL-CV II (.75% Fee
       Rate) (1)           $    10.00  $        8.43          138  $     1,162    -15.71%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.31           9.14          671        6,138     -1.78%
DELAWARE VIP REIT                                                                                  1.97%
    VUL-CV (.75% Fee
       Rate)                    11.79          12.23        7,732       94,543      3.74%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.26        2,755       28,270      2.62%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.95          11.35        3,697       41,953      3.59%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.55           9.87          197        1,940      3.31%
DELAWARE VIP SMALL CAP
   VALUE                                                                                           0.40%
    VUL I (.80% Fee Rate)       12.30          11.52        8,803      101,429     -6.35%
    VUL-CV (.75% Fee
       Rate)                    11.97          11.21       17,789      199,464     -6.31%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.33        4,037       37,669     -6.69%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.54           9.86        4,656       45,922     -6.45%
    VUL-DB II (.90% Fee
       Rate) (4)                 9.87           9.62          350        3,371     -2.53%
DELAWARE VIP TREND                                                                                   --
    VUL I (.80% Fee Rate)       12.09           9.60       14,437      138,597    -20.58%
    VUL-CV (.75% Fee
       Rate)                     6.11           4.85       30,190      146,476    -20.54%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.68        2,813       24,405    -13.23%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.76           7.74        2,934       22,719    -20.66%
    VUL-DB II (.90% Fee
       Rate) (10)               10.23           9.83          127        1,245     -3.94%
DELAWARE VIP U.S. GROWTH                                                                           0.62%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.36          250        1,837    -26.41%
FIDELITY VIP ASSET
   MANAGER                                                                                         3.38%
    VUL I (.80% Fee Rate)        9.76           8.84       14,860      131,338     -9.46%
FIDELITY VIP CONTRAFUND
   SERVICE CLASS                                                                                   0.69%
    VUL-CV (.75% Fee
       Rate)                     7.90           7.10       48,018      340,832    -10.10%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.23        5,528       51,047     -7.65%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.59           8.61        3,659       31,492    -10.24%
    VUL-DB II (.90% Fee
       Rate) (6)                 9.25           9.49          315        2,992      2.63%
FIDELITY VIP
   EQUITY-INCOME                                                                                   1.93%
    VUL I (.80% Fee Rate)        9.75           8.03       29,466      236,708    -17.61%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                           0.10%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.60        4,980       42,834    -14.00%
    VUL-DB Elite (.90%
       Fee Rate)                10.68           8.79          142        1,245    -17.74%
    VUL-DB II (.90% Fee
       Rate) (12)                9.26           9.34          747        6,979      0.88%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                   0.09%
    VUL-CV (.75% Fee
       Rate)                     6.54           4.53       15,215       68,953    -30.72%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.44        5,836       43,432    -25.58%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.82           6.10        2,283       13,932    -30.83%
FIDELITY VIP GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                           0.86%
    VUL-CV (.75% Fee
       Rate)                     6.99           5.42        4,520       24,483    -22.50%
    VUL-DB (.90% Fee
       Rate)                     9.24           7.15           43          311    -22.60%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                   9.47%
    VUL-CV (.75% Fee
       Rate)                     7.24           7.44        5,813       43,274      2.84%
    VUL-DB (.90% Fee
       Rate)                     8.90           9.14          267        2,441      2.69%
FIDELITY VIP INVESTMENT
   GRADE BOND                                                                                      3.60%
    VUL I (.80% Fee Rate)       11.81          12.93       21,673      280,269      9.46%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                   0.12%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.42        2,587       21,786    -15.79%
    VUL-DB Elite (.90%
       Fee Rate)                10.30           8.13           46          372    -21.05%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                             --
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.25        1,203        9,933    -17.46%
    VUL-DB Elite (.90%
       Fee Rate)                10.58           7.54          379        2,855    -28.77%
    VUL-DB II (.90% Fee
       Rate) (12)                9.41           9.45          246        2,326      0.44%
JANUS ASPEN
   SERIES BALANCED                                                                                 2.47%
    VUL-CV (.75% Fee
       Rate)                     8.92           8.29       34,286      284,133     -7.14%
    VUL-DB (.90% Fee
       Rate)                     9.67           8.96        1,837       16,467     -7.28%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                  2.90%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.44        1,641       15,491     -5.61%
    VUL-DB Elite (.90%
       Fee Rate)                10.18           9.42        1,097       10,335     -7.51%
    VUL-DB II (.90% Fee
       Rate) (4)                 9.87           9.74           34          335     -1.28%
JANUS ASPEN
   SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                            --
    VUL-CV (.75% Fee
       Rate)                     3.90           2.29        6,825       15,625    -41.37%
    VUL-DB (.90% Fee
       Rate)                     7.62           4.46          149          663    -41.46%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                          0.95%
    VUL-CV (.75% Fee
       Rate)                     6.08           4.49       46,626      209,534    -26.06%
    VUL-DB (.90% Fee
       Rate)                     8.47           6.25        1,958       12,240    -26.17%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                           0.79%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.97        1,672       13,329    -20.29%
    VUL-DB Elite (.90%
       Fee Rate)                10.73           7.90        3,625       28,626    -26.38%
    VUL-DB II (.90% Fee
       Rate) (12)                8.93           9.01          259        2,334      0.92%
LN AGGRESSIVE GROWTH                                                                                 --

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(13)  INCOME RATIO(14)
------------------------------------------------------------------------------------------------------------
LN BOND                                                                                            5.46%
    VUL-CV (.75% Fee
       Rate)               $    11.34  $       12.40       45,331  $   561,899      9.33%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.82       20,292      219,565      8.20%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.48          11.44       10,998      125,797      9.17%
    VUL-DB II (.90% Fee
       Rate) (4)                10.17          10.51          561        5,894      3.28%
LN CAPITAL APPRECIATION                                                                              --
    VUL-CV (.75% Fee
       Rate)                     5.63           4.08        2,560       10,455    -27.51%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     7.92           5.74           23          134    -27.62%
LN EQUITY-INCOME                                                                                   1.13%
    VUL-CV (.75% Fee
       Rate)                     9.78           8.19        1,211        9,912    -16.30%
LN GLOBAL ASSET
   ALLOCATION                                                                                      1.52%
    VUL-CV (.75% Fee
       Rate)                     8.53           7.45        2,829       21,084    -12.65%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.03          908        8,203     -9.68%
LN INTERNATIONAL                                                                                   2.81%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.07           79          715     -9.35%
    VUL-DB Elite (.90%
       Fee Rate)                10.44           9.23          686        6,337    -11.56%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.46           9.30           99          925     -1.69%
LN MONEY MARKET                                                                                    1.38%
    VUL I (.80% Fee Rate)       11.13          11.19      153,209    1,714,766      0.60%
    VUL-CV (.75% Fee
       Rate)                    10.53          10.60      107,243    1,136,397      0.65%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00          10.06       32,043      322,193      0.55%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.15          10.20       55,395      565,120      0.50%
    VUL-DB II (.90% Fee
       Rate) (3)                10.00          10.01        8,767       87,771      0.10%
LN SOCIAL AWARENESS                                                                                0.92%
    VUL-CV (.75% Fee
       Rate)                     7.71           5.96          538        3,208    -22.70%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.26           7.15          122          871    -22.83%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                   0.11%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.69           14          108    -23.11%
MFS VIT EMERGING GROWTH                                                                              --
    VUL I (.80% Fee Rate)        8.68           5.70       29,980      171,011    -34.29%
    VUL-CV (.75% Fee
       Rate)                     4.96           3.26       39,962      130,438    -34.26%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.49           12           88    -25.11%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.34           5.47        3,894       21,313    -34.36%
MFS VIT TOTAL RETURN                                                                               1.37%
    VUL I (.80% Fee Rate)       11.26          10.59        5,438       57,590     -5.92%
    VUL-CV (.75% Fee
       Rate)                    10.56           9.94       20,275      201,546     -5.88%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           9.58        7,318       70,079     -4.24%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.86           9.27        7,114       65,942     -6.02%
    VUL-DB II (.90% Fee
       Rate) (4)                 9.89           9.88          510        5,044     -0.10%
MFS VIT UTILITIES                                                                                  2.42%
    VUL I (.80% Fee Rate)        9.72           7.45       19,046      141,813    -23.37%
    VUL-CV (.75% Fee
       Rate)                     7.23           5.55       17,491       96,998    -23.33%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.79          890        7,817    -12.13%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     7.72           5.91        3,552       20,982    -23.45%
NB AMT MID-CAP GROWTH                                                                                --
    VUL-CV (.75% Fee
       Rate)                     5.53           3.88       43,893      170,139    -29.87%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.76        2,135       16,559    -22.42%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.73           6.11       11,874       72,605    -29.97%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.67           9.21          952        8,765     -4.81%
NB AMT PARTNERS                                                                                    0.46%
    VUL-CV (.75% Fee
       Rate)                     9.23           6.95        8,920       61,994    -24.71%
NB AMT REGENCY                                                                                     0.43%
    VUL-DB Elite (.90%
       Fee Rate)                10.98           9.73            2           18    -11.35%
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                          0.44%
    VUL I (.80% Fee Rate)       10.11           8.28        9,745       80,736    -18.07%
OCC ACCUMULATION MANAGED                                                                           1.82%
    VUL I (.80% Fee Rate)       10.01           8.25        5,311       43,821    -17.55%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                 0.68%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.48        1,451       12,298    -15.24%
    VUL-DB Elite (.90%
       Fee Rate)                10.52           8.45        1,306       11,035    -19.72%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                          --
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.22        2,279       18,744    -17.77%
    VUL-DB Elite (.90%
       Fee Rate)                10.02           7.91          116          917    -21.06%
    VUL-DB II (.90% Fee
       Rate) (12)                9.39           9.53          245        2,331      1.52%
SCUDDER VIT EAFE EQUITY
   INDEX                                                                                           0.89%
    VUL-CV (.75% Fee
       Rate)                     6.67           5.21        2,748       14,306    -21.93%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.47          644        5,456    -15.28%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     8.27           6.45          258        1,662    -22.05%
    VUL-DB II (.90% Fee
       Rate) (6)                 8.52           8.96          198        1,773      5.20%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL       INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(13)  INCOME RATIO(14)
------------------------------------------------------------------------------------------------------------
SCUDDER VIT EQUITY 500
   INDEX                                                                                           1.22%
    VUL I (.80% Fee Rate)  $     8.64  $        6.66       71,931  $   479,106    -22.93%
    VUL-CV (.75% Fee
       Rate)                     7.57           5.84       51,957      303,329    -22.90%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.17        8,730       71,307    -18.32%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                     9.16           7.05        7,417       52,295    -23.01%
    VUL-DB II (.90% Fee
       Rate) (6)                 8.43           9.28          284        2,634     10.03%
SCUDDER VIT SMALL CAP
   INDEX                                                                                           0.75%
    VUL-CV (.75% Fee
       Rate)                     9.05           7.13       18,181      129,676    -21.18%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.37        2,909       24,361    -16.25%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate)                    10.00           7.87        1,718       13,518    -21.30%
    VUL-DB II (.90% Fee
       Rate) (7)                 8.98           9.58           16          150      6.58%
FRANKLIN SMALL CAP                                                                                 0.51%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           7.76          754        5,848    -22.42%
    VUL-DB Elite (.90%
       Fee Rate)                11.27           7.98          930        7,425    -29.16%
    VUL-DB II (.90% Fee
       Rate) (5)                 9.30           9.61          215        2,069      3.37%
TEMPLETON FOREIGN
   SECURITIES                                                                                      1.75%
    VUL I (.80% Fee Rate)        9.15           7.41       21,464      159,011    -19.06%
TEMPLETON FOREIGN
   SECURITIES CLASS 2                                                                              1.58%
    VUL-CV (.75% Fee
       Rate)                     8.06           6.51        8,390       54,646    -19.17%
    VUL-DB (.90% Fee
       Rate)                     8.86           7.15          151        1,081    -19.30%
TEMPLETON GLOBAL ASSET
   ALLOCATION                                                                                      2.05%
    VUL I (.80% Fee Rate)        9.85           9.36        2,855       26,738     -4.93%
TEMPLETON GROWTH
   SECURITIES                                                                                      2.30%
    VUL I (.80% Fee Rate)       12.09           9.80        5,374       52,658    -18.97%
    VUL-CV II (.75% Fee
       Rate) (1)                10.00           8.45        1,704       14,398    -15.49%
    VUL-DB Elite (.90%
       Fee Rate)                10.64           8.61          501        4,317    -19.05%
    VUL-DB II (.90% Fee
       Rate) (12)                9.00           9.08          380        3,448      0.80%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                              2.26%
    VUL-CV (.75% Fee
       Rate)                     9.94           8.04        4,896       39,373    -19.10%
    VUL-DB (.90% Fee
       Rate)                     9.77           7.89          130        1,025    -19.23%

(1) Reflects less than a full year of activity. Funds were first received in this option on 2/19/2002.
(2) Reflects less than a full year of activity. Funds were first received in this option on 8/23/2002.
(3) Reflects less than a full year of activity. Funds were first received in this option on 9/4/2002.
(4) Reflects less than a full year of activity. Funds were first received in this option on 9/11/2002.
(5) Reflects less than a full year of activity. Funds were first received in this option on 9/13/2002.
(6) Reflects less than a full year of activity. Funds were first received in this option on 10/4/2002.
(7) Reflects less than a full year of activity. Funds were first received in this option on 10/15/2002.
(8) Reflects less than a full year of activity. Funds were first received in this option on 10/21/2002.
(9) Reflects less than a full year of activity. Funds were first received in this option on 11/15/2002.
(10) Reflects less than a full year of activity. Funds were first received in this option on 11/25/2002.
(11) Reflects less than a full year of activity. Funds were first received in this option on 12/17/2002.
(12) Reflects less than a full year of activity. Funds were first received in this option on 12/27/2002.
(13) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(14) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                  7.53%
    VUL I (.80% Fee Rate)  $    12.24  $        9.31       24,186  $   225,282    -23.89%
AIM V.I. DIVERSIFIED
   INCOME                                                                                        8.03%
    VUL I (.80% Fee Rate)        9.81          10.08       15,529      156,579      2.77%
AIM V.I. GROWTH                                                                                  0.27%
    VUL I (.80% Fee Rate)        9.84           6.45       68,921      444,855    -34.41%
    VUL-CV (.75% Fee
       Rate)                     6.97           4.57       42,361      193,683    -34.38%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.70        1,351       11,758    -12.98%
AIM V.I. INTERNATIONAL
   GROWTH                                                                                        0.53%
    VUL-CV (.75% Fee
       Rate)                     7.95           6.03        1,653        9,972    -24.11%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.63          626        5,405    -13.71%
AIM V.I. PREMIER EQUITY                                                                          0.15%
    VUL I (.80% Fee Rate)       10.03           8.70       65,868      573,168    -13.26%
    VUL-CV (.75% Fee
       Rate)                     8.20           7.12       79,433      565,269    -13.22%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.98        5,823       52,307    -10.17%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                       0.82%
    VUL-CV (.75% Fee
       Rate)                     7.87           6.81        4,847       33,011    -13.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.15          337        3,081     -8.46%
AFIS GROWTH CLASS 2                                                                              0.34%
    VUL-CV (.75% Fee
       Rate)                     8.40           6.83       33,987      232,040    -18.76%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.70       10,085       87,787    -12.96%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                       1.78%
    VUL-CV (.75% Fee
       Rate)                    10.09          10.27       24,314      249,640      1.79%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.76        5,581       54,448     -2.45%
AFIS INTERNATIONAL
   CLASS 2                                                                                         --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.41           89          925      4.11%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.36           85          965     13.58%
AVPSF GROWTH AND INCOME                                                                            --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.44           85          887      4.38%
AVPSF PREMIER GROWTH                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.87          277        3,013      8.67%
AVPSF TECHNOLOGY                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.55           85          981     15.52%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                --
    VUL-CV (.75% Fee
       Rate)                     9.04          10.08        4,961       50,012     11.50%
    VUL-DB (.90% Fee
       Rate) (1)                10.00          10.60          518        5,494      6.01%
DELAWARE VIP DEVON                                                                               0.42%
    VUL-CV (.75% Fee
       Rate)                     8.64           7.79           68          528     -9.83%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.15           90          824     -8.51%
DELAWARE VIP EMERGING
   MARKETS                                                                                       0.37%
    VUL I (.80% Fee Rate)        9.17           9.58        2,099       20,098      4.44%
    VUL-CV (.75% Fee
       Rate)                     8.24           8.60          821        7,068      4.47%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.71          176        1,704     -2.91%
DELAWARE VIP HIGH YIELD                                                                          3.69%
    VUL-CV (.75% Fee
       Rate)                     9.08           8.64        3,722       32,172     -4.82%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.93        1,384       13,738     -0.74%
DELAWARE VIP LARGE CAP
   VALUE                                                                                           --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.67           85          906      6.70%
DELAWARE VIP REIT                                                                                1.42%
    VUL-CV (.75% Fee
       Rate)                    10.92          11.79        5,789       68,234      7.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.95          348        3,815      9.54%
DELAWARE VIP SMALL CAP
   VALUE                                                                                         0.77%
    VUL I (.80% Fee Rate)       11.09          12.30        7,875       96,888     10.95%
    VUL-CV (.75% Fee
       Rate)                    10.78          11.97        4,100       49,071     11.01%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.54          723        7,625      5.43%
DELAWARE VIP TREND                                                                                 --
    VUL I (.80% Fee Rate)       14.39          12.09       12,588      152,147    -16.01%
    VUL-CV (.75% Fee
       Rate)                     7.27           6.11       19,859      121,256    -15.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.76          138        1,344     -2.41%
DELAWARE VIP U.S. GROWTH                                                                           --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.75           85          913      7.50%
FIDELITY VIP ASSET
   MANAGER                                                                                       3.50%
    VUL I (.80% Fee Rate)       10.26           9.76       12,204      119,131     -4.85%
FIDELITY VIP CONTRAFUND
   SERVICE CLASS                                                                                 0.07%
    VUL-CV (.75% Fee
       Rate)                     9.08           7.90       29,596      233,678    -13.02%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.59          720        6,908     -4.12%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
FIDELITY VIP
   EQUITY-INCOME                                                                                 1.65%
    VUL I (.80% Fee Rate)  $    10.34  $        9.75       30,960  $   301,861     -5.71%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                           --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.68           85          908      6.83%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                 5.01%
    VUL-CV (.75% Fee
       Rate)                     8.01           6.54        7,605       49,744    -18.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.82          580        5,115    -11.77%
FIDELITY VIP GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                         0.07%
    VUL-CV (.75% Fee
       Rate)                     8.23           6.99        3,267       22,837    -15.08%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.24          101          933     -7.59%
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                 1.93%
    VUL-CV (.75% Fee
       Rate)                     8.28           7.24        4,269       30,903    -12.55%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.90          388        3,449    -11.03%
FIDELITY VIP INVESTMENT
   GRADE BOND                                                                                    4.28%
    VUL I (.80% Fee Rate)       10.98          11.81       19,631      231,915      7.60%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.30           88          910      2.98%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                           --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.58          283        2,994      5.84%
JANUS ASPEN
   SERIES BALANCED                                                                               3.55%
    VUL-CV (.75% Fee
       Rate)                     9.43           8.92       25,237      225,234     -5.38%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.67        1,273       12,306     -3.34%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                2.36%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.18          290        2,958      1.85%
JANUS ASPEN
   SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                        0.72%
    VUL-CV (.75% Fee
       Rate)                     6.28           3.90       15,027       58,677    -37.79%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           7.62          126          962    -23.83%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                        0.70%
    VUL-CV (.75% Fee
       Rate)                     7.89           6.08       39,216      238,343    -23.02%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.47        1,899       16,082    -15.32%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                         0.10%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.73          193        2,069      7.26%
LN AGGRESSIVE GROWTH                                                                               --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.25           85          956     12.54%
LN BOND                                                                                          7.30%
    VUL-CV (.75% Fee
       Rate)                    10.46          11.34       27,628      313,226      8.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.48        1,887       19,769      4.78%
LN CAPITAL APPRECIATION                                                                            --
    VUL-CV (.75% Fee
       Rate)                     7.66           5.63          864        4,866    -26.45%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           7.92          104          823    -20.77%
LN EQUITY-INCOME                                                                                 1.98%
    VUL-CV (.75% Fee
       Rate)                    10.64           9.78          915        8,951     -8.05%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.45           90          850     -5.53%
LN GLOBAL ASSET
   ALLOCATION                                                                                    1.25%
    VUL-CV (.75% Fee
       Rate)                     9.32           8.53        2,896       24,710     -8.47%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.55           90          859     -4.53%
LN INTERNATIONAL                                                                                 0.99%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.44           85          887      4.41%
LN MONEY MARKET                                                                                  3.71%
    VUL I (.80% Fee Rate)       10.78          11.13      110,260    1,226,712      3.19%
    VUL-CV (.75% Fee
       Rate)                    10.20          10.53      103,069    1,085,107      3.24%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.15       16,452      167,005      1.51%
LN SOCIAL AWARENESS                                                                              0.56%
    VUL-CV (.75% Fee
       Rate)                     8.59           7.71          617        4,757    -10.23%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.26           90          833     -7.35%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                   --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.94           85          929      9.38%
MFS VIT EMERGING GROWTH                                                                            --
    VUL I (.80% Fee Rate)       13.16           8.68       31,602      274,325    -34.02%
    VUL-CV (.75% Fee
       Rate)                     7.52           4.96       41,555      206,315    -33.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.34        1,332       11,108    -16.62%
MFS VIT TOTAL RETURN                                                                             1.59%
    VUL I (.80% Fee Rate)       11.32          11.26        4,148       46,699     -0.55%
    VUL-CV (.75% Fee
       Rate)                    10.61          10.56       13,009      137,384     -0.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.86        2,176       21,462     -1.37%
MFS VIT UTILITIES                                                                                3.20%
    VUL I (.80% Fee Rate)       12.92           9.72       20,410      198,325    -24.81%
    VUL-CV (.75% Fee
       Rate)                     9.62           7.23       19,970      144,454    -24.77%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           7.72        1,563       12,063    -22.83%
NB AMT MID-CAP GROWTH                                                                              --
    VUL-CV (.75% Fee
       Rate)                     7.39           5.53       26,658      147,342    -25.20%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.73        6,868       59,966    -12.68%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
NB AMT PARTNERS                                                                                  0.18%
    VUL-CV (.75% Fee
       Rate)               $     9.57  $        9.23        5,645  $    52,115     -3.56%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.64           90          867     -3.57%
NB AMT REGENCY                                                                                     --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.98           85          933      9.77%
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                          --
    VUL I (.80% Fee Rate)       11.83          10.11        8,141       82,309    -14.51%
OCC ACCUMULATION MANAGED                                                                         2.58%
    VUL I (.80% Fee Rate)       10.61          10.01        4,189       41,917     -5.67%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.52           97        1,022      5.24%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                        --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.02           85          851      0.19%
SCUDDER VIT EAFE EQUITY
   INDEX                                                                                           --
    VUL-CV (.75% Fee
       Rate)                     8.92           6.67        1,770       11,804    -25.27%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.27           90          744    -17.25%
SCUDDER VIT EQUITY 500
   INDEX                                                                                         1.16%
    VUL I (.80% Fee Rate)        9.92           8.64       66,082      571,139    -12.88%
    VUL-CV (.75% Fee
       Rate)                     8.69           7.57       39,141      296,363    -12.84%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.16        3,906       35,767     -8.42%
SCUDDER VIT SMALL CAP
   INDEX                                                                                         1.11%
    VUL-CV (.75% Fee
       Rate)                     8.93           9.05       13,135      118,850      1.29%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.00        1,482       14,811     -0.03%
FRANKLIN SMALL CAP                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.27           85          958     12.72%
TEMPLETON FOREIGN
   SECURITIES                                                                                    3.08%
    VUL I (.80% Fee Rate)       10.95           9.15       20,045      183,459    -16.42%
TEMPLETON FOREIGN
   SECURITIES CLASS 2                                                                            2.46%
    VUL-CV (.75% Fee
       Rate)                     9.66           8.06        6,631       53,430    -16.62%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.86          266        2,356    -11.44%
TEMPLETON GLOBAL ASSET
   ALLOCATION                                                                                    1.34%
    VUL I (.80% Fee Rate)       11.00           9.85        2,519       24,816    -10.44%
TEMPLETON GROWTH
   SECURITIES                                                                                    2.19%
    VUL I (.80% Fee Rate)       12.31          12.09        4,295       51,935     -1.77%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.64          194        2,061      6.38%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                            1.75%
    VUL-CV (.75% Fee
       Rate)                    10.15           9.94        4,604       45,759     -2.05%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.77          122        1,189     -2.31%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/9/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 10/29/2001.
(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                                                     AGGREGATE  AGGREGATE
                                                                     COST OF    PROCEEDS
                                                                     PURCHASES  FROM SALES
 -----------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                  $  87,874  $  56,020
 ------------------------------------------------------------------
 AIM V.I. Diversified Income Fund                                       76,050     37,052
 ------------------------------------------------------------------
 AIM V.I. Growth Fund                                                  431,192    173,464
 ------------------------------------------------------------------
 AIM V.I. International Growth Fund                                     23,920      7,358
 ------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                          700,256    326,481
 ------------------------------------------------------------------
 AFIS Global Small Capitalization Class 2 Fund                          25,651      7,347
 ------------------------------------------------------------------
 AFIS Growth Class 2 Fund                                              407,310     47,009
 ------------------------------------------------------------------
 AFIS Growth -- Income Class 2 Fund                                    328,897    133,454
 ------------------------------------------------------------------
 AFIS International Class 2 Fund                                        13,605      2,452
 ------------------------------------------------------------------
 AVPSF AllianceBernstein Small Cap Value Portfolio                      30,850      6,816
 ------------------------------------------------------------------
 AVPSF Growth and Income Portfolio                                      57,494      8,710
 ------------------------------------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                                     AGGREGATE  AGGREGATE
                                                                     COST OF    PROCEEDS
                                                                     PURCHASES  FROM SALES
 -----------------------------------------------------------------------------------------
 AVPSF Premier Growth Portfolio                                      $  33,870  $   3,004
 ------------------------------------------------------------------
 AVPSF Technology Portfolio                                                934      1,310
 ------------------------------------------------------------------
 Baron Capital Asset Insurance Shares Fund                              44,058     11,457
 ------------------------------------------------------------------
 Delaware VIP Devon Series                                                  10      1,091
 ------------------------------------------------------------------
 Delaware VIP Emerging Markets Series                                   25,238     15,960
 ------------------------------------------------------------------
 Delaware VIP High Yield Series                                         54,736     16,787
 ------------------------------------------------------------------
 Delaware VIP Large Cap Value Series                                     7,995      1,692
 ------------------------------------------------------------------
 Delaware VIP REIT Fund                                                123,131     25,057
 ------------------------------------------------------------------
 Delaware VIP Small Cap Value Series                                   323,799     50,083
 ------------------------------------------------------------------
 Delaware VIP Trend Series                                             192,430     56,793
 ------------------------------------------------------------------
 Delaware VIP U.S. Growth Series                                         2,893      1,449
 ------------------------------------------------------------------
 Fidelity VIP Asset Manager Portfolio                                   48,299     20,066
 ------------------------------------------------------------------
 Fidelity VIP Contrafund Service Class Portfolio                       296,650     70,522
 ------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                  101,600    113,201
 ------------------------------------------------------------------
 Fidelity VIP Equity-Income Service Class Portfolio                     57,261      6,637
 ------------------------------------------------------------------
 Fidelity VIP Growth Service Class Portfolio                           121,639     14,112
 ------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Service Class Portfolio              15,990      5,692
 ------------------------------------------------------------------
 Fidelity VIP High Income Service Class Portfolio                       23,228      9,253
 ------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond Portfolio                          108,093     76,915
 ------------------------------------------------------------------
 Fidelity VIP Overseas Service Class Portfolio                          23,841      2,750
 ------------------------------------------------------------------
 Janus Aspen Series Aggressive Growth Service Shares Portfolio          18,127      2,983
 ------------------------------------------------------------------
 Janus Aspen Series Balanced Portfolio                                 160,066     66,067
 ------------------------------------------------------------------
 Janus Aspen Series Balanced Service Shares Portfolio                   30,103      5,431
 ------------------------------------------------------------------
 Janus Aspen Series Global Technology Service Shares Portfolio          10,412     33,584
 ------------------------------------------------------------------
 Janus Aspen Series Worldwide Growth Portfolio                         112,218     71,400
 ------------------------------------------------------------------
 Janus Aspen Series Worldwide Growth Service Shares Portfolio           57,578      5,575
 ------------------------------------------------------------------
 LN Aggressive Growth Fund                                                 934      1,479
 ------------------------------------------------------------------
 LN Bond Fund                                                          683,860    128,895
 ------------------------------------------------------------------
 LN Capital Appreciation Fund                                           10,690      2,674
 ------------------------------------------------------------------
 LN Equity Income Fund                                                   5,754      3,606
 ------------------------------------------------------------------
 LN Global Asset Allocation Fund                                        11,127      3,708
 ------------------------------------------------------------------
 LN International Fund                                                  11,142      3,129
 ------------------------------------------------------------------
 LN Money Market Account                                             5,909,911  4,637,750
 ------------------------------------------------------------------
 LN Social Awareness Fund                                               10,066      9,785
 ------------------------------------------------------------------
 MFS VIT Capital Opportunities Series                                    1,097      1,482
 ------------------------------------------------------------------
 MFS VIT Emerging Growth Series                                        158,055    172,906
 ------------------------------------------------------------------
 MFS VIT Total Return Series                                           285,235     64,876
 ------------------------------------------------------------------
 MFS VIT Utilities Series                                              176,130    174,620
 ------------------------------------------------------------------
 NB AMT Mid-Cap Growth Portfolio                                       225,101     65,158
 ------------------------------------------------------------------
 NB AMT Partners Portfolio                                              32,230      8,352
 ------------------------------------------------------------------
 NB AMT Regency Portfolio                                                  969      1,771
 ------------------------------------------------------------------
 OCC Accumulation Global Equity Portfolio                               31,915     15,492
 ------------------------------------------------------------------
 OCC Accumulation Managed Portfolio                                     15,092      5,602
 ------------------------------------------------------------------
 Putnam VT Growth and Income Class IB Fund                              24,652      2,042
 ------------------------------------------------------------------
 Putnam VT Health Sciences Class IB Fund                                24,854      3,457
 ------------------------------------------------------------------
 Scudder VIT EAFE Equity Index Fund                                  2,711,776  2,721,072
 ------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                     790,637    558,690
 ------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund                                      109,666     34,332
 ------------------------------------------------------------------
 Franklin Small Cap Fund                                                20,679      2,449
 ------------------------------------------------------------------
 Templeton Foreign Securities Fund                                      58,684     48,353
 ------------------------------------------------------------------
 Templeton Foreign Securities Class 2 Fund                              27,905     15,086
 ------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                                 12,700      8,764
 ------------------------------------------------------------------
 Templeton Growth Securities Fund                                       49,878     14,466
 ------------------------------------------------------------------
 Templeton Growth Securities Class 2 Fund                                9,027      4,321
 ------------------------------------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2002.

                                                                                  NET
                                                                     SHARES       ASSET    VALUE OF     COST OF
                                                                     OUTSTANDING  VALUE    SHARES       SHARES
 ------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund                                      12,178   $ 16.43  $   200,080  $   324,834
 ------------------------------------------------------------------
 AIM V.I. Diversified Income Fund                                        21,607      8.60      185,824      203,928
 ------------------------------------------------------------------
 AIM V.I. Growth Fund                                                    61,848     11.30      698,881    1,112,499
 ------------------------------------------------------------------
 AIM V.I. International Growth Fund                                       2,184     12.49       27,278       32,620
 ------------------------------------------------------------------
 AIM V.I. Premier Equity Fund                                            68,968     16.22    1,118,653    1,641,641
 ------------------------------------------------------------------
 AFIS Global Small Capitalization Class 2 Fund                            4,732      9.23       43,674       53,987
 ------------------------------------------------------------------
 AFIS Growth Class 2 Fund                                                16,158     33.29      537,894      676,158
 ------------------------------------------------------------------
 AFIS Growth -- Income Class 2 Fund                                      15,415     25.52      393,400      469,198
 ------------------------------------------------------------------
 AFIS International Class 2 Fund                                          1,177     10.05       11,832       11,876
 ------------------------------------------------------------------
 AVPSF AllianceBernstein Small Cap Value Portfolio                        2,494     10.46       26,086       24,851
 ------------------------------------------------------------------
 AVPSF Growth and Income Portfolio                                        2,761     16.62       45,882       48,477
 ------------------------------------------------------------------
 AVPSF Premier Growth Portfolio                                           1,918     17.45       33,466       33,774
 ------------------------------------------------------------------
 Baron Capital Asset Insurance Shares Fund                                4,662     16.56       77,203       82,707
 ------------------------------------------------------------------
 Delaware VIP Emerging Markets Series                                     5,706      6.77       38,628       39,222
 ------------------------------------------------------------------
 Delaware VIP High Yield Series                                          16,813      4.79       80,534       81,349
 ------------------------------------------------------------------
 Delaware VIP Large Cap Value Series                                        562     13.00        7,300        6,981
 ------------------------------------------------------------------
 Delaware VIP REIT Fund                                                  14,209     11.73      166,672      163,087
 ------------------------------------------------------------------
 Delaware VIP Small Cap Value Series                                     21,382     18.14      387,863      411,348
 ------------------------------------------------------------------
 Delaware VIP Trend Series                                               16,508     20.20      333,453      420,104
 ------------------------------------------------------------------
 Delaware VIP U.S. Growth Series                                            343      5.36        1,837        1,941
 ------------------------------------------------------------------
 Fidelity VIP Asset Manager Portfolio                                    10,301     12.75      131,341      157,048
 ------------------------------------------------------------------
 Fidelity VIP Contrafund Service Class Portfolio                         23,635     18.04      426,372      462,732
 ------------------------------------------------------------------
 Fidelity VIP Equity-Income Portfolio                                    13,035     18.16      236,713      290,189
 ------------------------------------------------------------------
 Fidelity VIP Equity-Income Service Class Portfolio                       2,821     18.10       51,059       51,049
 ------------------------------------------------------------------
 Fidelity VIP Growth Service Class Portfolio                              5,412     23.34      126,320      160,368
 ------------------------------------------------------------------
 Fidelity VIP Growth Opportunities Service Class Portfolio                2,119     11.70       24,795       30,641
 ------------------------------------------------------------------
 Fidelity VIP High Income Service Class Portfolio                         7,735      5.91       45,716       46,993
 ------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond Portfolio                            20,458     13.70      280,275      254,774
 ------------------------------------------------------------------
 Fidelity VIP Overseas Service Class Portfolio                            2,025     10.94       22,158       21,873
 ------------------------------------------------------------------
 Janus Aspen Series Aggressive Growth Service Shares Portfolio              968     15.62       15,114       17,580
 ------------------------------------------------------------------
 Janus Aspen Series Balanced Portfolio                                   14,600     20.59      300,606      330,234
 ------------------------------------------------------------------
 Janus Aspen Series Balanced Service Shares Portfolio                     1,223     21.32       26,067       27,342
 ------------------------------------------------------------------
 Janus Aspen Series Global Technology Service Shares Portfolio            6,758      2.41       16,288       30,059
 ------------------------------------------------------------------
 Janus Aspen Series Worldwide Growth Portfolio                           10,536     21.05      221,779      288,259
 ------------------------------------------------------------------
 Janus Aspen Series Worldwide Growth Service Shares Portfolio             2,114     20.95       44,290       52,588
 ------------------------------------------------------------------
 LN Bond Fund                                                            70,282     12.99      912,889      883,995
 ------------------------------------------------------------------
 LN Capital Appreciation Fund                                               835     12.68       10,589       13,820
 ------------------------------------------------------------------
 LN Equity Income Fund                                                      783     12.65        9,912       11,696
 ------------------------------------------------------------------
 LN Global Asset Allocation Fund                                          2,689     10.89       29,288       31,279
 ------------------------------------------------------------------
 LN International Fund                                                      814      9.80        7,977        8,685
 ------------------------------------------------------------------
 LN Money Market Account                                                382,633     10.00    3,826,331    3,826,331
 ------------------------------------------------------------------
 LN Social Awareness Fund                                                   205     19.88        4,079        4,858
 ------------------------------------------------------------------
 MFS VIT Capital Opportunities Series                                        11      9.53          108          138
 ------------------------------------------------------------------
 MFS VIT Emerging Growth Series                                          27,113     11.91      322,911      581,814
 ------------------------------------------------------------------
 MFS VIT Total Return Series                                             23,349     17.14      400,210      415,984
 ------------------------------------------------------------------
 MFS VIT Utilities Series                                                22,246     12.03      267,616      384,875
 ------------------------------------------------------------------
 NB AMT Mid-Cap Growth Portfolio                                         22,372     11.97      267,789      352,593
 ------------------------------------------------------------------
 NB AMT Partners Portfolio                                                5,438     11.40       61,995       75,325
 ------------------------------------------------------------------
 NB AMT Regency Portfolio                                                     2      8.90           18           19
 ------------------------------------------------------------------
 OCC Accumulation Global Equity Portfolio                                 7,503     10.76       80,738      106,812
 ------------------------------------------------------------------
 OCC Accumulation Managed Portfolio                                       1,337     32.77       43,822       51,158
 ------------------------------------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

                                                                                  NET
                                                                     SHARES       ASSET    VALUE OF     COST OF
                                                                     OUTSTANDING  VALUE    SHARES       SHARES
 ------------------------------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Class IB Fund                                1,252   $ 18.64  $    23,334  $    23,575
 ------------------------------------------------------------------
 Putnam VT Health Sciences Class IB Fund                                  2,360      9.32       21,992       21,790
 ------------------------------------------------------------------
 Scudder VIT EAFE Equity Index Fund                                       3,585      6.47       23,197       23,561
 ------------------------------------------------------------------
 Scudder VIT Equity 500 Index Fund                                       98,740      9.20      908,406    1,128,515
 ------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund                                        19,847      8.45      167,708      201,293
 ------------------------------------------------------------------
 Franklin Small Cap Fund                                                  1,194     12.79       15,266       18,445
 ------------------------------------------------------------------
 Templeton Foreign Securities Fund                                       16,721      9.51      159,014      241,762
 ------------------------------------------------------------------
 Templeton Foreign Securities Class 2 Fund                                5,916      9.42       55,728       74,690
 ------------------------------------------------------------------
 Templeton Global Asset Allocation Fund                                   1,833     14.59       26,739       31,590
 ------------------------------------------------------------------
 Templeton Growth Securities Fund                                         8,643      8.67       74,932       93,277
 ------------------------------------------------------------------
 Templeton Growth Securities Class 2 Fund                                 4,698      8.60       40,399       53,883
 ------------------------------------------------------------------

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF AllianceBernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT Regency Portfolio, the Putnam VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statement of changes in net asset and total return and investment income ratios in footnote 3 for these subaccounts are for the period from October 29, 2001 (commencement of operations) to December 31, 2001.

   During 2002, the Deutsche Asset Management VIT Funds Trust (Deutsche VIT) family of funds changed its name to Scudder VIT Funds (Scudder VIT), the Delaware Group Premium Fund (DGPF) family of funds changed its name to Delaware VIP Trust (Delaware VIP), the Fidelity Variable Insurance Products Fund II (Fidelity VIP II) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP) and the Fidelity Variable Insurance Products Fund III (Fidelity VIP III) family of funds changed its name to Fidelity Variable Insurance Products Fund (Fidelity VIP).

   Also during 2002, the AIM V.I. International Equity Fund changed its name to the AIM V.I. International Growth Fund, the AIM V.I. Value Fund changed its name to the AIM V.I. Premier Equity Fund, the Delaware VIP Growth and Income Series changed its name to the Delaware VIP Large Cap Value Series, the Templeton Asset Strategy Fund changed its name to the Templeton Global Asset Allocation Fund, the Templeton International Securities Class 1 Fund changed its name to the Templeton Foreign Securities Class 1 Fund and the Templeton International Securities Class 2 Fund changed its name to the Templeton Foreign Securities Class 2 Fund.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York
  and
Contract Owners of Lincoln Life & Annuity Flexible Premium Variable
Life Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Growth, AIM V.I. Premier Equity, American Funds Insurance Series ("AFIS") Global Small Capitalization Class 2, AFIS Growth Class 2, AFIS Growth-Income Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") AllianceBernstein Small Cap Value, AVPSF Growth and Income, AVPSF Premier Growth, AVPSF Technology, Baron Capital Funds Trust Capital Asset Insurance Shares, Delaware VIP Trust ("Delaware VIP") Devon, Delaware VIP Emerging Markets, Delaware VIP High Yield, Delaware VIP Large Cap Value, Delaware VIP REIT, Delaware Small Cap Value, Delaware VIP Trend, Delaware VIP U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Asset Manager, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Investment Grade Bond, Fidelity VIP Overseas Service Class, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen
Series Balanced, Janus Aspen Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen
Series Worldwide Growth, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisors Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Services Class IB, Scudder VIT Funds ("Scudder VIT") EAFE Equity Index, Scudder VIT Equity 500 Index, Scudder VIT Small Cap Index, Franklin Small Cap, Franklin Templeton Variable Insurance Products Trust ("Templeton") Foreign Securities, Templeton Foreign Securities Class 2, Templeton Global Asset Allocation, Templeton Growth Securities, and Templeton Growth Securities Class 2), as of December 31, 2002, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the respective two years or periods in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Flexible Premium Variable Life Account M at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets for each of the respective two years or periods in the period then ended in conformity with accounting principles generally accepted in the United States.

                                            /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

Lincoln Life & Annuity Company of New York

Balance Sheets

                                                                  December 31
                                                                2002       2001
                                                             ---------- ----------
                                                                 (000s omitted)
                                                             ---------------------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at fair
   value (cost: 2002 -- $1,783,219; 2001 -- $1,601,900)      $1,886,128 $1,617,755
-------------------------------------------------------------
  Mortgage loans on real estate                                 121,726    153,875
-------------------------------------------------------------
  Policy loans                                                  161,886    175,001
-------------------------------------------------------------
  Derivative instruments                                            452         93
-------------------------------------------------------------
  Other investments                                                 275        303
-------------------------------------------------------------
                                                             ---------- ----------
Total Investments                                             2,170,467  1,947,027
-------------------------------------------------------------
                                                             ---------- ----------
Cash and invested cash                                           15,244     15,651
-------------------------------------------------------------
Property and equipment                                              450        658
-------------------------------------------------------------
Deferred acquisition costs                                       42,887     43,403
-------------------------------------------------------------
Premiums and fees receivable                                      2,249      3,221
-------------------------------------------------------------
Accrued investment income                                        31,086     33,090
-------------------------------------------------------------
Assets held in separate accounts                                342,812    357,058
-------------------------------------------------------------
Federal income taxes                                                 --      6,165
-------------------------------------------------------------
Amounts recoverable from reinsurers                              72,577     72,764
-------------------------------------------------------------
Goodwill                                                        109,512    109,512
-------------------------------------------------------------
Other intangible assets                                         156,349    169,255
-------------------------------------------------------------
Other assets                                                     31,346     19,850
-------------------------------------------------------------
                                                             ---------- ----------
Total Assets                                                 $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                        $1,053,737 $1,001,060
-------------------------------------------------------------
  Contractholder funds                                          982,116    900,794
-------------------------------------------------------------
  Liabilities related to separate accounts                      342,812    357,058
-------------------------------------------------------------
                                                             ---------- ----------
Total Insurance and Investment Contract Liabilities           2,378,665  2,258,912
-------------------------------------------------------------
Federal income taxes                                             21,361         --
-------------------------------------------------------------
Other liabilities                                                49,923     47,678
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities                                             2,449,949  2,306,590
-------------------------------------------------------------
Shareholder's Equity:
Common stock, $100 par value:
  Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)         2,000      2,000
-------------------------------------------------------------
Additional paid in capital                                           53         --
-------------------------------------------------------------
Retained earnings                                               483,135    463,056
-------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale, net
   of reclassification adjustment                                39,842      6,046
-------------------------------------------------------------
  Net unrealized loss on derivative instruments                      --        (38)
-------------------------------------------------------------
Total Accumulated Other Comprehensive Income                     39,842      6,008
-------------------------------------------------------------
                                                             ---------- ----------
Total Shareholder's Equity                                      525,030    471,064
-------------------------------------------------------------
                                                             ---------- ----------
Total Liabilities and Shareholder's Equity                   $2,974,979 $2,777,654
-------------------------------------------------------------
                                                             ========== ==========

See notes to the financial statements on pages 5-25

Lincoln Life & Annuity Company of New York

Statements of Income

                                                                               Year Ended December 31
                                                                              2002      2001      2000
                                                                            --------  --------  --------
                                                                                   (000s omitted)
                                                                            ----------------------------
Revenue:
Insurance premiums                                                          $ 13,185  $ 16,563  $ 16,855
----------------------------------------------------------------------------
Insurance fees                                                                59,664    56,887    54,478
----------------------------------------------------------------------------
Net investment income                                                        134,938   134,828   132,979
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)               (11,308)   (4,573)   (3,954)
----------------------------------------------------------------------------
Other revenue and fees                                                           663       261       407
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Revenue                                                                197,142   203,966   200,765
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     118,552   122,494   114,234
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)              48,225    50,246    56,287
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Total Benefits and Expenses                                                  166,777   172,740   170,521
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                     30,365    31,226    30,244
----------------------------------------------------------------------------
Federal income taxes                                                          10,286    11,202    10,562
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Income Before Cumulative Effect of Accounting Changes                         20,079    20,024    19,682
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Taxes)             --    (1,087)       --
----------------------------------------------------------------------------
                                                                            --------  --------  --------
Net Income                                                                  $ 20,079  $ 18,937  $ 19,682
----------------------------------------------------------------------------
                                                                            ========  ========  ========


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Shareholder's Equity

                                                                                     Year Ended December 31
                                                                                    2002      2001      2000
                                                                                  --------  --------  --------
                                                                                         (000's omitted)
                                                                                  ----------------------------
Common Stock:
Balance at beginning and end-of-year                                              $  2,000  $  2,000  $  2,000
----------------------------------------------------------------------------------

Additional Paid In Capital:
Balance at beginning-of-year                                                            --        --        --
----------------------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                                 53        --        --
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                                  53        --        --
----------------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                                       463,056   444,119   424,437
----------------------------------------------------------------------------------
Comprehensive income                                                                53,875    36,117    34,183
----------------------------------------------------------------------------------
Less other comprehensive income (loss) (net of income tax):
  Net unrealized gain on securities available-for-sale (net of reclassification adjustments)
-----------------------------------------------------------------                   33,796    17,218    14,501
 Net unrealized loss on derivative instruments
-----------------------------------------------------------------                       --       (38)       --
Net Income                                                                          20,079    18,937    19,682
----------------------------------------------------------------------------------
                                                                                  --------  --------  --------
Balance at End-of-Year                                                             483,135   463,056   444,119
----------------------------------------------------------------------------------

Net Unrealized Gain (Loss) on Securities Available-for-sale:
Balance at beginning of year                                                         6,046   (11,172)  (25,673)
----------------------------------------------------------------------------------
Change during period                                                                33,796    17,218    14,501
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                              39,842     6,046   (11,172)
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------

Net Unrealized Loss on Derivative Instruments:
Balance at beginning of year                                                           (38)        0         0
----------------------------------------------------------------------------------
Cumulative effect of accounting change                                                   0       114         0
----------------------------------------------------------------------------------
Change during period                                                                    38      (152)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Balance at End-of-Year                                                                   0       (38)        0
                                                                                  --------  --------  --------
----------------------------------------------------------------------------------
Total Shareholder's Equity at End-of-Year                                         $525,030  $471,064  $434,947
                                                                                  ========  ========  ========
----------------------------------------------------------------------------------


See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Statements of Cash Flows

                                                        Year Ended December 31
                                                      2002       2001       2000
                                                   ---------  ---------  ---------
                                                           (000's omitted)
                                                   -------------------------------
Cash Flows from Operating Activities:
Net income                                         $  20,079  $  18,937  $  19,682
---------------------------------------------------
Adjustments to reconcile net income to net cash
  provided by operating activities:
---------------------------------------------------
  Deferred acquisition costs                         (29,152)   (18,049)   (12,280)
---------------------------------------------------
  Premiums and fees receivable                           972        123     (1,490)
---------------------------------------------------
  Accrued investment income                            2,004     (3,152)      (641)
---------------------------------------------------
  Policy liabilities and accruals                    (35,796)   (49,308)   (36,963)
---------------------------------------------------
  Contractholder funds                                49,611     40,529     46,228
---------------------------------------------------
  Amounts recoverable from reinsurers                    187     14,849     12,506
---------------------------------------------------
  Federal income taxes                                 7,491     12,778      9,661
---------------------------------------------------
  Other liabilities--operating                         2,049     (1,470)    (3,230)
---------------------------------------------------
  Provisions for depreciation                            (78)      (243)       448
---------------------------------------------------
  Goodwill and other intangibles amortization         13,030     12,461     19,935
---------------------------------------------------
  Net realized loss on investments and derivative
   investments                                        11,308      4,573      3,954
---------------------------------------------------
  Other                                                9,051     (1,787)     6,336
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Adjustments                                       30,677     11,304     44,464
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by Operating Activities             50,756     30,241     64,146
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Investing Activities:
Securities available-for-sale:
  Purchases                                         (502,822)  (302,738)  (224,976)
---------------------------------------------------
  Sales                                              180,443    119,957     71,686
---------------------------------------------------
  Maturities                                         127,618    108,188     97,330
---------------------------------------------------
Purchase of other investments                        (36,677)   (50,979)   (54,686)
---------------------------------------------------
Sale or maturity of other investments                 81,465     82,731     64,509
---------------------------------------------------
Property and equipment purchases                        (158)    (1,460)    (6,874)
---------------------------------------------------
Property and equipment sales                             445      5,493      3,030
---------------------------------------------------
Increase (decrease) in other
  liabilities--nonoperating                           (3,814)   (10,402)    82,105
---------------------------------------------------
(Increase) decrease in other assets--nonoperating    (14,340)     2,406    (12,772)
---------------------------------------------------
Other                                                   (185)     5,444     (3,255)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (Used in) Investing
  Activities                                        (168,025)   (41,360)    16,097
---------------------------------------------------
                                                   ---------  ---------  ---------

Cash Flows from Financing Activities:
Universal life and investment contract deposits      277,633    196,045    173,297
---------------------------------------------------
Universal life and investment contract withdrawals  (160,824)  (215,621)  (236,661)
---------------------------------------------------
Nonqualified employee stock option exercise tax
  benefit                                                 53         --         --
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Cash Provided by (used in) Financing
  Activities                                         116,862    (19,576)   (63,364)
---------------------------------------------------
                                                   ---------  ---------  ---------
Net Increase (Decrease) in Cash and Invested Cash       (407)   (30,695)    16,879
---------------------------------------------------
Cash and Invested Cash at Beginning of Year           15,651     46,346     29,467
---------------------------------------------------
                                                   ---------  ---------  ---------
Cash and Invested Cash at End of Year              $  15,244  $  15,651  $  46,346
---------------------------------------------------
                                                   =========  =========  =========

See notes to the financial statements on pages 5-25.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). The Company was organized in 1996 under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
The Company classifies its fixed maturity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. When the Company determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as realized gain
(loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments
Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities", ("FAS 133") on January 1, 2001, the Company recognizes all derivative instruments as either assets or liabilities in the balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002, the Company had no derivative instruments that were designated and qualified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation. The Company had derivative instruments that are economic hedges, but are not designated as hedging instruments under FAS 133. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change. This treatment of gain (loss) is consistent with the treatment of derivatives prior to adoption of FAS 133.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance

Lincoln Life & Annuity Company of New York products include universal life insurance and variable universal life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset-based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset-based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts These assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by the Company for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises For Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment income, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in the Company's general account during 2000 through 2002 ranged from 4.00% to 6.00%. For traditional life, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions.
Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period previously allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, prior to January 1, 2002, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance

Lincoln Life & Annuity Company of New York business in relation to the incidence of estimated profits expected to be generated on universal life and investment products acquired, and over the premium paying period for traditional insurance products acquired. Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangibles assets were reviewed periodically for indicators of impairment in value that were other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 4.5% to 5.5% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 3.00% to 10.00%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, the Company continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
The Company enters into reinsurance agreements with other companies in the normal course of their business. All reinsurance agreements are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
The Company accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, the Company recognized compensation expense for stock options on LNC stock granted to Company employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. LNC issued stock options at current market prices, and accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standard No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation--Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123, to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective method and the retroactive restatement method. The Company will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, the Company will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

Lincoln Life & Annuity Company of New York

If the Company had applied the fair value recognition provisions of FAS 123, there would have been no significant impact on net income for 2002, 2001 and 2000.

Income Taxes
The Company has elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, the Company provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that the Company will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC. Prior to 2002, the Company's federal income tax return was not consolidated with any other entity.

--------------------------------------------------------------------------------
2. Changes in Accounting Principles


Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities--Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

The Company adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that the Company recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $0.1 million after-tax ($0.2 million pre-tax) recorded in net income, and a net gain of $0.1 million after-tax ($0.2 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $0.1 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $0.1 million were amortized and netted against the transition gain recorded in OCI. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which the Company determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, the Company recognized a net realized loss on investments of $1.0 million after-tax ($2.2 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $0.7 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. The Company adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the balance sheet, the Company did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, the Company completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by the Company to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within the Company's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that the Company does not have impaired goodwill. In accordance with FAS 142, the Company has chosen October 1 as its annual review date. As such, the Company performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that the Company does not have impaired goodwill. The valuation techniques used by the Company for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, the Company had an increase in net income of $3.0 million during the year ended December 31, 2002.

Lincoln Life & Annuity Company of New York

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                               As of December 31, 2002     As of December 31, 2001
                             Gross Carrying Accumulated  Gross Carrying Accumulated
                                 Amount     Amortization     Amount     Amortization
                             -------------- ------------ -------------- ------------
                                                  (in millions)
Amortized Intangible Assets:
Lincoln Retirement Segment:
Present value of in-force...     $ 48.1        $16.0         $ 48.1        $12.2
Life Insurance Segment:
Present value of in-force...      167.3         43.1          167.3         33.9
                                 ------        -----         ------        -----
Total.......................     $215.4        $59.1          215.4        $46.1
                                 ======        =====         ======        =====

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $13.0 million, $9.4 million and $17.0 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                                2003...... $10.9
                                2004......  10.9
                                2005......  11.2
                                2006......  11.9
                                2007......  12.2
                                Thereafter  99.2

The balance sheet caption, "Goodwill" had a balance of $109.5 million at both December 31, 2002 and 2001. The Life Insurance segment had $92.8 million balance at December 31, 2002 and 2001 and the Lincoln Retirement segment had $16.7 million for the same time periods.

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                        December 31,
                                                        2001   2000
                                                        ------ ------
                                                        (in millions)
                                                        -------------
            Reported Net Income........................ $18.9  $19.7
            Add back: Goodwill Amortization (after-tax)   3.0    2.9
                                                        -----  -----
            Adjusted Net Income........................ $21.9  $22.6
                                                        =====  =====

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. The Company adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the financial position and results of operations of the Company.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by the Company will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Lincoln Life & Annuity Company of New York

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although the Company and the industry continue to review the new rules, at the present time the Company does not believe there are VIEs whose characteristics would result in consolidation with the Company.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to the Company, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact the Company's prospective reported net income and financial position. Until the FASB finalizes the Statement 133 Implementation Issue, the Company is unable to determine what, if any, impact it will have on the Company's financial statements.

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                        Amortized Cost Gains  Losses  Fair Value
                                        -------------- ------ ------  ----------
                                                     (in millions)
                                        ----------------------------------------
December 31, 2002:
 Corporate bonds.......................    $1,436.4    $104.5 ($28.0)  $1,512.9
 U.S. Government bonds.................        16.1       1.4   (0.3)      17.2
 Foreign government bonds..............        18.8       2.4   (0.6)      20.6
 Asset and mortgage-backed securities:
   Other asset-backed securities.......       295.5      22.4   (0.1)     317.8
 State and municipal bonds.............        16.4       1.2    0.0       17.6
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,783.2    $131.9 ($29.0)  $1,886.1
                                           ========    ====== ======   ========

2001:
 Corporate bonds.......................    $1,347.1    $ 37.0 ($28.6)  $1,355.5
 U.S. Government bonds.................        15.5       0.6    0.0       16.1
 Foreign government bonds..............        15.4       1.2   (0.3)      16.3
 Asset and mortgage-backed securities:
   Mortgage pass-through securities....        49.6       2.1   (0.1)      51.6
   Collateralized mortgage obligations.        49.1       0.8   (0.2)      49.7
   Other asset-backed securities.......       109.2       4.5   (0.3)     113.4
 State and municipal bonds.............        16.0       0.1   (0.9)      15.2
                                           --------    ------ ------   --------
Total fixed maturity securities........    $1,601.9    $ 46.3 ($30.4)  $1,617.8
                                           ========    ====== ======   ========

Lincoln Life & Annuity Company of New York

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002
           Due in one year or less..........    $   73.9     $   75.0
           Due after one year through five
            years...........................       415.6        438.0
           Due after five years through ten
            years...........................       577.3        612.2
           Due after ten years..............       420.9        443.1
                                                --------     --------
           Subtotal.........................     1,487.7      1,568.3
           Asset/mortgage-backed
            securities......................       295.5        317.8
                                                --------     --------
           Total............................    $1,783.2     $1,886.1
                                                ========     ========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset and mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                               Par Value Amortized Cost Fair Value
                               --------- -------------- ----------
                                          (in millions)
                               -----------------------------------
             December 31, 2002
               Below 7%.......  $ 94.3       $ 94.3       $ 99.3
               7%-8%..........   153.4        153.3        164.6
               8%-9%..........    43.2         43.1         48.6
               Above 9%.......     4.6          4.8          5.3
                                ------       ------       ------
               Total..........  $295.5       $295.5       $317.8
                                ======       ======       ======

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                        Fair Value  % of Total
                                        ----------  ----------
                                        (in millions except %)
                                        --------------------
                  December 31, 2002
                    Treasuries and AAA.  $  346.8      18.4%
                    AA.................     128.5       6.8
                    A..................     661.9      35.1
                    BBB................     675.8      35.8
                    BB.................      45.8       2.4
                    Less than BB.......      27.3       1.5
                                         --------     -----
                                         $1,886.1     100.0%
                                         ========     =====

The major categories of net investment income are as follows:

                                           Year Ended December 31
                                            2002    2001    2000
                                           ------  ------  ------
                                                (in millions)
                                           ----------------------
             Fixed maturity securities.... $115.2  $110.8  $106.1
             Mortgage loans on real estate   10.8    13.7    14.1
             Policy loans.................    9.7    10.4    10.6
             Invested cash................    0.7     1.4     3.0
             Other investments............    0.1     0.1     0.0
                                           ------  ------  ------
             Investment revenue...........  136.5   136.4   133.8
             Investment expense...........   (1.6)   (1.6)   (0.8)
                                           ------  ------  ------
             Net investment income........ $134.9  $134.8  $133.0
                                           ======  ======  ======

The detail of the net realized loss on investments and derivative instruments is as follows:

                                                Year Ended December 31
                                                 2002    2001    2000
                                                ------  ------  -----
                                                    (in millions)
                                                ---------------------
          Fixed maturity securities available-
           for-sale:
            Gross gain......................... $  4.1  $  2.8  $ 0.5
            Gross loss.........................  (21.6)  (13.6)  (5.4)
          Equity securities available-for-sale:
            Gross loss.........................     --      --   (0.2)
          Other investments....................   (0.4)   (0.2)  (0.3)
          Associated restoration of deferred
           acquisition costs, provision for
           policyholder commitments and
           investment expenses.................    6.4     6.5    1.4
                                                ------  ------  -----
          Total Realized Loss on
           Investments.........................  (11.5)   (4.5)  (4.0)
          Derivative instruments net of
           associated amortization of deferred
           acquisition costs...................    0.2    (0.1)    --
                                                ------  ------  -----
          Total Realized Loss on Investments
           and Derivative Instruments.......... $(11.3) $ (4.6) $(4.0)
                                                ======  ======  =====

Lincoln Life & Annuity Company of New York

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                                 Year Ended
                                                 December 31
                                               2002  2001 2000
                                               ----- ---- ----
                                                (in millions)
                                               ---------------
                 Fixed maturity securities.... $11.2 $0.0 $0.0
                 Mortgage loans on real estate   0.1  0.1  0.0
                                               ----- ---- ----
                 Total........................ $11.3 $0.1 $0.0
                                               ===== ==== ====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available for sale is as follows:

                                               Year Ended
                                               December 31
                                            2002  2001  2000
                                            ----- ----- -----
                                              (in millions)
                                            -----------------
                  Fixed maturity securities $87.0 $38.9 $53.5

The balance sheet caption, "Property and Equipment," is shown net of allowances for depreciation of $0.3 million and $0.2 million at December 31, 2002 and 2001, respectively.

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                        December 31
                                                        2002   2001
                                                       -----  -----
                                                       (in millions)
                                                       ------------
           Impaired loans with allowance for losses... $ 2.2  $ 1.8
           Allowance for losses.......................  (0.2)  (0.1)
           Impaired loans with no allowance for losses    --     --
                                                       -----  -----
           Net impaired loans......................... $ 2.0  $ 1.7
                                                       =====  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on the Company's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                  2002  2001 2000
                                                 -----  ---- ----
                                                  (in millions)
                                                 ----------------
              Balance at beginning-of-year...... $ 0.1  $ -- $--
              Provisions for losses.............   0.2   0.1  --
              Releases due to principal paydowns  (0.1)   --  --
              Releases due to foreclosures......    --    --  --
                                                 -----  ---- ---
              Balance at end-of-year............ $ 0.2  $0.1 $--
                                                 =====  ==== ===

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                       Year Ended
                                                      December 31
                                                     2002 2001 2000
                                                     ---- ---- ----
                                                     (in millions)
                                                     --------------
             Average recorded investment in impaired
              loans................................. $2.1 $1.0 $--
             Interest income recognized on impaired
              loans.................................  0.3  0.2  --

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, the Company had no mortgage loans on non-accrual status. As of December 31, 2002 and 2001, LNC had no mortgage loans past due 90 days on which interest was still being accrued.

As of December 31, 2002 and 2001, the Company had no restructured mortgage loans. As of December 31, 2002 and 2001, the Company had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002 the Company's investment commitments for fixed maturity securities (primarily private placements) and mortgage loans on real estate were $2.0 million. No such commitments existed at December 31, 2001. As of December 31, 2002 and 2001, the Company had no standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale and mortgage loans on real estate which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $0.4 million and $0.3 million, respectively.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense is as follows:

                                        Year Ended December 31
                                        2002    2001    2000
                                         -----  ------- ------
                                          (in millions)
                                        ----------------------
                      Current.......... $ 0.0   $ 0.4   $ 1.4
                      Deferred.........  10.3    10.8     9.2
                                         -----   -----  -----
                      Total tax expense $10.3   $11.2   $10.6
                                         =====   =====  =====

The effective tax rate on pre-tax income is different than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                               Year Ended December 31
                                                2002     2001   2000
                                               -----    -----  -----
                                                  (in millions)
                                               -------------------
            Tax rate times pre-tax income from
             continuing operations............ $10.6    $10.9  $10.6
            Effect of:
              Tax-preferred investment
               income.........................  (0.2)    (0.9)  (0.7)
              Goodwill amortization...........    --      1.1    1.0
              Other items.....................  (0.1)     0.1   (0.3)
                                               -----    -----  -----
            Provision for income taxes........ $10.3    $11.2  $10.6
                                               =====    =====  =====
            Effective tax rate................    34%      36%    35%

The Federal income tax recoverable asset (liability) is as follows:

                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
           Current................................... $ (2.1) $(0.8)
           Deferred..................................  (19.3)   6.9
                                                      ------  -----
           Total Federal income tax asset (liability) $(21.4) $ 6.1
                                                      ======  =====

Significant components of the Company's deferred tax assets and liabilities are as follows:

                                                          December 31
                                                          2002   2001
                                                         ------  -----
                                                         (in millions)
                                                         -------------
         Deferred tax assets:
           Insurance and investment contract
            liabilities.................................  $45.6  $51.0
           Net operating and capital loss
            carryforwards...............................   16.1   15.6
           Investment related...........................    1.9    2.7
           Ceding commission asset......................    3.7    4.1
           Compensation related.........................    3.2    0.1
           Other........................................    2.5    2.8
                                                         ------  -----
         Total deferred tax assets......................   73.0   76.3
                                                         ------  -----

         Deferred tax liabilities:
           Deferred acquisition costs...................    1.3    1.6
           Net unrealized gain on securities available-
            for-sale....................................   36.0    5.6
           Present value of business in-force...........   54.7   59.3
           Other........................................    0.3    2.9
                                                         ------  -----
         Total deferred tax liabilities.................   92.3   69.4
                                                         ------  -----
         Net deferred tax asset (liability)............. $(19.3) $ 6.9
                                                         ======  =====

Prior to 2002, tax laws required the Company to file its tax return on a stand alone basis. In 2002 the Company was able to file as part of the LNC consolidated tax return. Cash paid for Federal income taxes in 2001 and 2000 was $1.2 and $0.9 million, respectively. In 2002 the Company received a $1.3 million refund from the IRS for its 2001 tax return. The Company filed as part of the LNC consolidated tax return in 2002, and because of its net operating loss position (explained below), no cash was paid for 2002.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002 and 2001, the Company concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002, or 2001.

At December 31, 2002, the Company had net operating loss carryforwards for Federal income tax purposes of $12.5 million that expire in the year 2013 and $33.5 million of net capital loss carryforwards that expire in years 2004 through 2007. The Company's net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns. Accordingly, the Company believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                                    Year Ended
                                                   December 31
                                                 2002  2001  2000
                                                -----  ----- -----
                                                  (in millions)
                                                ------------------
              Insurance assumed................ $29.9  $36.4 $37.0
              Insurance ceded..................  30.0   31.3  26.9
                                                -----  ----- -----
              Net reinsurance premiums and fees $(0.1) $ 5.1 $10.1
                                                =====  ===== =====

The income statement caption, "Benefits," is net of reinsurance recoveries of $23.4 million; $28.4 million and $15.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                        Year Ended
                                                       December 31
                                                       2002    2001
                                                      ------  -----
                                                      (in millions)
                                                      -------------
            Balance at beginning-of-year............. $ 43.4  $37.8
            Deferral.................................   31.9   16.0
            Amortization.............................   (8.8)  (4.1)
            Adjustment related to realized losses on
             securities available-for-sale...........    6.1   (5.4)
            Adjustment related to unrealized gains on
             securities available-for-sale...........  (29.8)  (7.1)
            Other....................................    0.1    6.2
                                                      ------  -----
            Balance at end-of-period................. $ 42.9  $43.4
                                                      ======  =====

Net realized loss on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $6.3 million, $5.4 million and $1.4 million, respectively. In addition, realized gains and losses for the year ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $0.4 million, $1.4 million and $0.3 million, respectively. The Company has either a contractual obligation or has a consistent historical practice of making allocations of investment gains and losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                               Year Ended December 31
                                                2002    2001    2000
                                               ------  ------  -----
                                                   (in millions)
                                               ---------------------
          Commissions......................... $ 18.4  $ 14.2  $11.2
          Other volume related expenses.......    6.9     4.2    4.0
          Operating and administrative
           expenses...........................   29.2    27.0   22.8
          Deferral of acquisition costs net of
           amortization.......................  (23.1)  (11.9)  (3.4)
          Restructuring charges...............    0.0     1.0    0.0
          Goodwill amortization...............    0.0     3.0    2.9
          Other intangibles amortization, net
           of unlocking.......................   13.0     9.4   17.0
          Other...............................    3.8     3.3    1.8
                                               ------  ------  -----
          Total............................... $ 48.2  $ 50.2  $56.3
                                               ======  ======  =====

A reconciliation of the present value of business in-force for the Company's acquired insurance business included in other intangible assets, is as follows:

                                                  December 31
                                             2002    2001    2000
                                            ------  ------  ------
                                                 (in millions)
                                            ----------------------
            Balance at beginning-of-year... $169.3   178.7  $196.8
            Unlocking and transfers........   (3.3)    1.5    (1.1)
            Interest accrued on unamortized
             balance (Interest rates range
             from 5% to 7%)................    9.2    10.3    11.2
            Amortization...................  (18.9)  (21.2)  (28.2)
                                            ------  ------  ------
            Balance at end-of-year......... $156.3  $169.3  $178.7
                                            ======  ======  ======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                                      December 31
                                                      2002   2001
                                                     ------ ------
                                                     (in millions)
                                                     -------------
             Premium deposit funds.................. $932.0 $859.6
             Undistributed earnings on participating
              business..............................    9.8    4.0
             Other..................................   40.3   37.2
                                                     ------ ------
             Total.................................. $982.1 $900.8
                                                     ====== ======

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans--U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees including those of the Company. Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $0.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. The plan is funded by contributions to a tax-exempt trust. The Company's funding policy is consistent with the funding requirements of Federal laws and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors two types of unfunded, nonqualified, defined benefit plans for certain U.S. employees (including those of the Company): a supplemental retirement plan and a salary continuation plan.

The supplemental retirement plan provides defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, this plan was amended to limit the maximum compensation recognized for benefit payment calculation purposes.

The salary continuation plan provides certain officers of the Company defined pension benefits based on years of service and final monthly salary upon death or retirement.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees who, depending on the plan, have worked for the Company 10 years and attained age 55. Medical and dental benefits are also available to spouses and other dependents of employees. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $0.2 million pre-tax.

Lincoln Life & Annuity Company of New York

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                     Year Ended December 31
                                                   -----------------------------
                                                                        Other
                                                                    Postretirement
                                                   Pension Benefits   Benefits
                                                   ---------------  -------------
                                                    2002     2001    2002    2001
                                                    -----   ------  -----   -----
                                                          (in millions)
                                                   -----------------------------
 Change in plan assets:
   Fair value of plan assets at beginning-of-year. $ 1.1    $ 0.3   $  --   $  --
   Transfers of assets............................    --      0.3      --      --
   Actual return on plan assets...................  (0.1)      --      --      --
   Company contributions..........................   0.9      0.5      --      --
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Fair value of plan assets at end-of-year....... $ 1.8    $ 1.1   $  --   $  --
                                                    =====   =====   =====   =====
 Change in benefit obligation:
   Benefit obligation at beginning-of-year........ $ 1.0    $ 0.7   $ 0.5   $ 0.4
   Transfers of benefit obligations...............    --      0.3      --     0.2
   Plan amendments................................    --     (0.4)     --      --
   Service cost...................................   0.3      0.2      --      --
   Interest cost..................................   0.1      0.1     0.1      --
   Plan curtailment gain..........................    --       --      --    (0.2)
   Actuarial losses...............................   0.1      0.1     0.1     0.1
   Benefits paid..................................  (0.1)      --      --      --
                                                    -----   -----   -----   -----
   Benefit obligation at end-of-year.............. $ 1.4    $ 1.0   $ 0.7   $ 0.5
                                                    =====   =====   =====   =====
 Over (under) funded status of the plans.......... $ 0.4    $ 0.1   $(0.7)  $(0.5)
 Unrecognized net actuarial losses................   0.3      0.1     0.1      --
 Unrecognized negative prior service cost.........  (0.3)    (0.4)     --      --
                                                    -----   -----   -----   -----
 Accrued benefit cost............................. $ 0.4    $(0.2)  $(0.6)  $(0.5)
                                                    =====   =====   =====   =====
 Weighted-average assumptions as of December 31:
   Weighted-average discount rate.................  6.50%    7.00%   6.50%   7.00%
   Expected return on plan assets.................  8.25     9.00      --      --
 Rate of increase in compensation:
   Salary continuation plan.......................  5.00     5.00      --      --
   All other plans................................  4.00     4.00    4.00    4.00

In 2002, all plans have projected benefit obligations in excess of plan assets. In, 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were less than $0.1 million, the aggregate accumulated benefit obligations were zero, and the aggregate fair value of plan assets was zero.

Plan assets for the funded employees plans are principally invested in equity and fixed income funds managed by the Company's affiliate, Delaware Management Holdings, Inc.

Lincoln Life & Annuity Company of New York

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                Years Ended December 31
                                           ---------------------------------
                                                                  Other
                                                              Postretirement
                                            Pension Benefits     Benefits
                                           ------------------ --------------
                                            2002   2001  2000 2002 2001 2000
                                           -----  -----  ---- ---- ---- ----
                                                     (in millions)
                                           ---------------------------------
   Service cost........................... $ 0.3  $ 0.2  $0.1 $ -- $ -- $--
   Interest cost..........................   0.1    0.1    --  0.1  0.1  --
   Expected return on plan assets.........  (0.1)  (0.1)   --   --   --  --
   Amortization of prior service cost.....    --     --    --   --   --  --
   Recognized net actuarial (gains) losses    --     --    --   --   --  --
                                           -----  -----  ---- ---- ---- ---
   Net periodic benefit cost.............. $ 0.3  $ 0.2  $0.1 $0.1 $0.1 $--
                                           =====  =====  ==== ==== ==== ===

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption affects the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by less than $0.1 million in each year. The increase in the aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would be less than $0.1 million in each year.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees (including those of the Company). The Company's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. The Company's expense for the 401 (k) plan amounted to $0.2 million each year in 2002, 2001 and 2000.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees including those of the Company that meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, the Company agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. The Company makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of the Company's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $0.1 million and less than $0.1 million in 2002 and 2001, respectively. No expense was recorded in 2000. These expenses reflect both the Company's employer matching contributions, as well as changes in the measurement of the Company's liabilities under these plans.

The Company's total liabilities associated with these plans were $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

Incentive Plans
The Company has various incentive plans for employees that provide for the issuance of stock options, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to Company employees are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

Through 2002, the Company recognized compensation expense for LNC stock option grants to Company employees using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to Company employees been determined based on the estimated fair value at the grant dates for awards under those plans, there would be no significant impact on the Company's reported net income for the last three years (2002, 2001 and 2000). The effects on net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years. The fair value of options used as a basis for these disclosures was estimated as of the date of grant using a Black-Scholes option-pricing model.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, the Company will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for Company employees at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
Prices        2002          (Years)       Exercise Price       2002       Exercise Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$21-$30.      4,934           7.0             $25.04           2,260          $25.42
 31- 40       4,000           6.0              39.82           3,000           39.82
 41- 50      11,300           7.8              43.83           4,176           44.18
 51- 60      16,200           8.5              51.79           3,500           50.83
-------      ------                                           ------
$21-$60.     36,434                                           12,936
=======      ======                                           ======

The option price assumptions used for grants to Company employees were as follows:

                                                    Year Ended December 31
                                                     2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.8%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.6%    4.6%   6.6%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.24  $13.33  $7.13

Lincoln Life & Annuity Company of New York

Information with respect to the LNC incentive plans involving stock options granted to Company employees is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- -----------------------
                                              Weighted-Average        Weighted-Average
                                      Shares   Exercise Price  Shares  Exercise Price
                                     -------  ---------------- ------ ----------------
Balance at January 1, 2000..........  30,408       $40.95      14,517      $33.75
Granted-original....................  18,150        24.72
Granted-reloads.....................      --
Exercised (includes shares tendered)      --
Forfeited...........................      --
                                     -------       ------      ------      ------
Balance at December 31, 2000........  48,558       $36.78      17,169      $37.08
                                     =======       ======      ======      ======
Granted-original....................  15,100        43.56
Granted-reloads.....................      --
Exercised (includes shares tendered) (14,949)       51.30
Forfeited...........................  (4,000)       46.91
                                     -------       ------      ------      ------
Balance at December 31, 2001........  44,709       $40.04      19,906      $40.75
                                     =======       ======      ======      ======
Granted-original....................  14,200        52.10
Granted-reloads.....................      --
Exercised (includes shares tendered) (10,025)       50.91
Forfeited........................... (12,450)       44.31
                                     -------       ------      ------      ------
Balance at December 31, 2002........  36,434       $44.38      12,936      $41.69
                                     =======       ======      ======      ======

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies

Statutory Information and Restrictions
Net income as determined in accordance with statutory accounting practices for the Company was $16.6 million, $19.4 million and $45.8 million for 2002, 2001 and 2000, respectively.

Shareholders' equity as determined in accordance with statutory accounting practices ("Statutory Surplus") for the Company was $234.1 million and $190.6 million for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual (NAIC APPM) in a process referred to as Codification. The revised manual became effective January 1, 2001. The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM has been adopted as a component of prescribed practices by the State of New York, however, upon initial adoption, New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affected the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that statutory reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires statutory reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied for statutory purposes, Statutory Surplus would increase by $2.2 million and $3.4 million and net income would increase by $2.2 million and would decrease $0.3 million at December 31, 2002 and 2001, respectively.

Deferred income tax assets and liabilities are not included in the statutory balance sheet per New York Insurance Law at December 31, 2001. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively for statutory accounting purposes. If these items were recorded, surplus would increase by the same amounts at those dates.

Lincoln Life & Annuity Company of New York

As a result of changes in the New York insurance laws, effective January 1, 2002, deferred federal income taxes are provided pursuant to and consistent with the NAIC APPM.

The Company is subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to Lincoln Life. Dividends cannot be declared by State of New York life insurance companies without 30 day notice to the Superintendent, who may disapprove. Dividends on Company stock are paid as declared by its Board of Directors. No dividends were declared in 2002, 2001 or 2000.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. Management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the financial position of the Company.

Insurance Ceded and Assumed

The Company cedes insurance to other insurance companies. The portion of risks exceeding the Company's retention limit is reinsured with other insurers. The Company seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, the Company's maximum retention was $0.5 million on a single insured. Portions of the Company's deferred annuity business have also been co-insured with other companies to limit the Company's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $72.6 million. To cover products other than life insurance, the Company acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). The Company remains liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 47% of such mortgages, or $57.1 million, involved properties located in California, Maryland, New York and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $3.7 million. Also at December 31, 2002, the Company did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial position. Because the Company sells insurance products only in the State of New York, the Company does have a material concentration of its business in that state. This concentration could make the Company vulnerable to legislative or other risks that might significantly impact the ability to do business in the State of New York. The Company is not aware of any significant risks as a result of this geographic concentration.

Other Contingency Matters

The Company is involved in various pending or threatened legal proceedings, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. The Company has accrued for expected assessments net of estimated future premium tax deductions.

Derivative Instruments

Call Options on Bifurcated Remarketable Put Bonds
The Company owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. The Company has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments

The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of the Company's financial instruments.

Fixed Maturity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities

Lincoln Life & Annuity Company of New York not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on:
1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
Fair values for these contracts are based on current settlement values. These values are based on industry standard models that are commercially available for put options. These models project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present-valued to arrive at the derivatives' current fair market values.

Other Investments, Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claim Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements) are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                               Carrying Value Fair Value Carrying Value Fair Value
                                                               -------------- ---------- -------------- ----------
                                                                                   December 31
                                                               --------------------------------------------------
                                                                    2002         2002         2001         2001
                                                               -------------- ---------- -------------- ----------
                                                                                  (in millions)
                                                               --------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................    $1,886.1     $1,886.1     $1,617.8     1,617.8
  Derivative instruments......................................         0.5          0.5          0.1         0.1
  Mortgage loans on real estate...............................       121.7        134.3        153.9       157.0
  Policy loans................................................       161.9        174.7        175.0       188.1
  Other investments...........................................         0.3          0.3          0.3         0.3
  Cash and invested cash......................................        15.2         15.2         15.7        15.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.      (932.0)      (929.9)      (859.6)     (849.0)
  Investment Committments.....................................          --          2.0           --          --

Lincoln Life & Annuity Company of New York

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $36.7 million and $37.4 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

The Company has two business segments: Lincoln Retire-ment (formerly known as the Annuities segment) and Life Insurance.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in the State of New York. Lincoln Retirement distributes some of its products through the Company's wholesaling unit, Lincoln Financial Distributors ("LFD"), as well as the Company's retail unit, Lincoln Financial Advisors ("LFA"). In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products in the State of New York. The Life Insurance segment offers, universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

The Company reports operations not directly related to the business segments, unallocated corporate items (i.e., unallocated overhead expenses), LFA and LFD in "Other Operations".

Lincoln Life & Annuity Company of New York

Financial data by segment for 2000 through 2002 is as follows:

                                                                  Year Ended December 31
                                                                 2002      2001      2000
                                                               --------  --------  --------
                                                                       (in millions)
                                                               ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Loss
 on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $    6.7  $    7.5  $    7.1
  Life Insurance..............................................     66.2      66.0      63.9
  Other Operations............................................      0.6       0.2       0.7
                                                               --------  --------  --------
Total......................................................... $   73.5  $   73.7  $   71.7
                                                               ========  ========  ========
Net Investment Income:
  Lincoln Retirement.......................................... $   66.1  $   65.7  $   67.6
  Life Insurance..............................................     68.8      69.1      65.4
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  134.9  $  134.8  $  133.0
                                                               ========  ========  ========
Net Realized Loss on Investments and Derivative Instruments:
  Lincoln Retirement.......................................... $   (6.4) $   (3.5) $   (1.5)
  Life Insurance..............................................     (4.9)     (1.1)     (2.5)
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $  (11.3) $   (4.6) $   (4.0)
                                                               ========  ========  ========
Income before Federal Income Taxes and
 Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.7  $    5.0  $    5.0
  Life Insurance..............................................     29.2      26.1      20.6
  Other Operations............................................      0.5       0.1       4.6
                                                               --------  --------  --------
Total......................................................... $   30.4  $   31.2  $   30.2
                                                               ========  ========  ========
Federal Income Tax Expense:
  Lincoln Retirement.......................................... $    0.0  $    1.1  $    1.0
  Life Insurance..............................................     10.1      10.1       8.0
  Other Operations............................................      0.2       0.0       1.6
                                                               --------  --------  --------
Total......................................................... $   10.3  $   11.2  $   10.6
                                                               ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.......................................... $    0.0  $    0.0  $    0.0
  Life Insurance..............................................      0.0      (1.1)      0.0
  Other Operations............................................      0.0       0.0       0.0
                                                               --------  --------  --------
Total......................................................... $    0.0  $   (1.1) $    0.0
                                                               ========  ========  ========
Net Income:
  Lincoln Retirement.......................................... $    0.7  $    3.9  $    4.1
  Life Insurance..............................................     19.1      15.0      12.6
  Other Operations............................................      0.3       0.0       3.0
                                                               --------  --------  --------
Total Net Income.............................................. $   20.1  $   18.9  $   19.7
                                                               ========  ========  ========
Assets:
  Lincoln Retirement.......................................... $1,422.2  $1,324.3  $1,289.3
  Life Insurance..............................................  1,462.0   1,383.7   1,341.2
  Other Operations............................................     90.8      70.4      95.5
                                                               --------  --------  --------
Total Assets.................................................. $2,975.0  $2,778.4  $2,726.0
                                                               ========  ========  ========

Lincoln Life & Annuity Company of New York

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 20,000 authorized, issued and outstanding shares of $100 par value common stock of the Company are owned by Lincoln Life.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                     December 31
                                                   2002      2001
                                                 --------  --------
                                                    (in millions)
                                                 ------------------
           Fair value of securities
            available-for-sale.................. $1,886.1  $1,617.8
           Cost of securities available-for-sale  1,783.2   1,601.9
                                                 --------  --------
           Unrealized gain......................    102.9      15.9
           Adjustments to deferred acquisition
            costs...............................    (36.9)     (7.1)
           Amounts required to satisfy
            policyholder commitments............     (3.4)      0.0
           Deferred income taxes................    (22.8)     (2.8)
                                                 --------  --------
           Net unrealized gain on securities
            available-for-sale.................. $   39.8  $    6.0
                                                 ========  ========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively on the balance sheet.

Details underlying the change in "Net Unrealized Gain on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Statements of Shareholder's Equity are as follows:

                                                 Year Ended December 31
                                                  2002     2001   2000
                                                 -----    -----  -----
                                                    (in millions)
                                                 -------------------
          Unrealized gains on securities
           available-for-sale arising during the
           year................................. $47.7    $24.9  $17.6
          Less: reclassification adjustment for
           losses included in net income (1)....  (6.1)    (1.5)  (4.7)
          Less: Federal income tax expense......  20.0      9.2    7.8
                                                 -----    -----  -----
          Net unrealized gain on securities
           available-for-sale, net of
           reclassification and Federal income
           tax expense.......................... $33.8    $17.2  $14.5
                                                 =====    =====  =====

--------
/(1)/The reclassification adjustment for gains does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain on Derivative Instruments" component of other comprehensive income shown on the Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense of $0.0 million and $0.1 million ($0.1 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively and adjustments to deferred amortization costs of $0.0 million and $0.1 million ($0.1 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.


--------------------------------------------------------------------------------
11. Restructuring Charges


During the first quarter of 2001, the Company recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan is to consolidate the Syracuse, New York operations of the Company into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce ongoing operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.


--------------------------------------------------------------------------------
12. Transactions with Affiliates



The Company's products are primarily distributed through affiliated organizations, LFA and LFD. Revenue is paid to these organizations based on business produced by them. The Company paid fees of $8.8 million, $3.1 million and $3.9 million in 2002, 2001 and 2000, respectively.

Delaware Management Holdings, Inc. ("DMH"), a wholly owned subsidiary of LNC, is responsible for the management of the Company's general account investments. Prior to 2001, the management of these investments was generally priced on an "at cost" basis. Effective January 1, 2001, substantially all of these investment management services were priced on an arms-length "profit" basis. Under the "profit" pricing standard, DMH receives approximately 0.185% on certain assets under management. The change in pricing for these investment management services impacted the Lincoln Retirement and Life Insurance segments, as well as Other Operations. The Company paid fees of $2.0 million, $2.1 million and $1.4 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

The Company provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This resulted in net payments of $13.5 million, $11.2 million and $20.6 million in 2002, 2001 and 2000, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Insurance Premiums", in the accompanying Statements of Operations has been reduced by $4.9 million, $5.7 million and $4.8 million for premiums paid on these contracts in 2002, 2001, and 2000, respectively. The captions "Insurance Policy and Claim Reserves" and "Contractholder Funds" have been reduced by $4.7 million and $4.4 million related to reserve credits taken on these contracts as of December 31, 2002 and 2001, respectively.

As a result of the above transactions, the Company has an intercompany receivable included in other assets of $10.3 million and $1.4 million as of December 31, 2002 and 2001, respectively.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York as of December 31, 2002 and 2001, and the related statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization and, in 2001, the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 27, 2003

PERFORMANCE DATA

Performance data may appear in sales literature or reports to owners or prospective buyers.

Past performance cannot guarantee comparable future results. Performance data reflects the time period shown on a rolling monthly basis and is based on Sub-Account level values adjusted for your policy's expenses.

Data reflects:
- an annual reduction for fund management fees and expenses, and
- a policy level mortality and expense charge applied on a daily equivalent basis, but
- no deductions for additional policy expenses (i.e., premium loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance.

These charges and deductions can have a significant effect on policy values and benefits. Ask your financial representative for a personalized illustration reflecting these costs.

Sub-Account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the Sub-Account.

The Average Annual Returns in the table below are calculated in two ways, one for Money Market Sub-Account, one for all other Sub-Accounts. Both are according to methods prescribed by the SEC.

Money Market Sub-Account:

The Average Annual Return is the income generated by an investment in the Money Market Sub-Account over a seven-day period, annualized. The process of annualizing results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment.

The Money Market Sub-Account's return is determined by:
    a) calculating the change in unit value for the base period (the 7-day period ended December 31, 2002); then
    b) dividing this figure by the account value at the beginning of the period; then
    c) annualizing this result by the factor of 365/7.

Other Sub-Accounts:

The Average Annual Return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:

                P(1 + T)n = ERV

Where:      P = a hypothetical initial purchase payment of $1,000
            T = average annual total return for the period in question
            N = number of years
            ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 purchase payment made at the beginning of the 1-year, 3-year, 5-year, or 10-year period in question (or fractional period thereof)

The formula assumes that:
            (1) all recurring fees have been charged to the policy
                owner's accounts; and
            (2) there will be a complete redemption upon the anniversary of the 1-year, 3-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we report Sub-Account performance back to the first date that the fund became available, which could pre-date its inclusion in this product. Where the length of the performance reporting period exceeds the period for which the fund was available, Sub-Account performance will show an "N/A".

          HISTORICAL LINCOLN VUL(DB)-II ELITE SERIES FUND PERFORMANCE
              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
                   ALL NUMBERS ARE EXPRESSED AS A PERCENTAGE

                                        INVESTMENT
                                          OPTION
                                        INCEPTION                                                                      SINCE
INVESTMENT OPTIONS                         DATE          1 YEAR           3 YEAR           5 YEAR       10 YEAR      INCEPTION
--------------------------------------  ----------   --------------   --------------   --------------   --------   --------------
AFIS Global Small Capitalization Fund
  (Class 2)                              4/30/1998           -19.78           -16.93              N/A      N/A               2.20
AFIS Growth Fund (Class 2)                2/8/1984           -25.13           -14.33             5.61    11.03              12.58
AFIS Growth-Income Fund (Class 2)         2/8/1984           -19.08            -4.17             2.57     9.32              11.29
AFIS International Fund (Class 2)         5/1/1990           -15.61           -19.71             1.58     7.28               5.91
AIM V.I. Growth Fund (Series I Shares)    5/5/1993           -31.59           -29.31            -8.85      N/A               2.87
AIM V.I. International Growth Fund
  (Series I Shares)                       5/5/1993           -16.43           -22.70            -4.07      N/A               3.15
AIM V.I. Premier Equity Fund
  (Series I Shares)                       5/5/1993           -30.89           -20.28            -3.07      N/A               6.87
Alliance VPS AllianceBernstein Small
  Cap Value Portfolio (Class A)           5/1/2001            -7.04              N/A              N/A      N/A               1.97
Alliance VPS Growth and Income
  Portfolio (Class A)                     1/4/1991           -22.75            -4.64             2.77    10.22               9.32
Alliance VPS Premier Growth Portfolio
  (Class A)                              6/26/1996           -31.27           -22.46            -2.16     8.34               9.20
Alliance VPS Technology Portfolio
  (Class A)                              1/11/1996           -42.23           -30.69            -1.21      N/A               1.20
Delaware VIP High Yield
  Series (Standard Class)                7/28/1988             0.93            -7.34            -4.06     2.66               4.76
Delaware VIP Large Cap Value
  Series (Standard Class)                7/28/1988           -19.41            -5.39            -2.12     7.86               7.16
Delaware VIP REIT Series (Standard
  Class)                                  5/4/1998             3.59            13.28              N/A      N/A               5.24
Delaware VIP Small Cap Value
  Series (Standard Class)               12/27/1993            -6.44             6.69             1.56      N/A               8.94
Delaware VIP Trend Series (Standard
  Class)                                12/27/1993           -20.65           -14.99             3.60      N/A               9.10
Delaware VIP U.S. Growth
  Series (Standard Class)               11/15/1999           -29.88           -20.71              N/A      N/A             -18.50
Fidelity VIP Contrafund Portfolio
  (Service Class)*                        1/3/1995           -10.23           -10.34             2.69      N/A              11.15
Fidelity VIP Equity-Income Portfolio
  (Service Class)*                       10/9/1986           -17.74            -6.00            -0.67     8.70               8.94
Fidelity VIP Growth Portfolio (Service
  Class)*                                10/9/1986           -30.83           -20.78            -1.35     7.36               9.30
Fidelity VIP Overseas Portfolio
  (Service Class)*                       1/28/1987           -21.06           -20.99            -4.90     3.66               3.21
FTVIPT Franklin Small Cap Fund
  (Class 1)**                            11/1/1995           -29.16           -20.37            -0.67      N/A               5.53
FTVIPT Templeton Growth Securities
  Fund (Class 1)**                       3/15/1994           -19.05            -5.44             1.55      N/A               6.00
Janus Aspen Series Aggressive Growth
  Portfolio
  (Service Shares)                       9/13/1993           -28.76           -33.94            -3.31      N/A               5.95
Janus Aspen Series Balanced Portfolio
  (Service Shares)                       9/13/1993            -7.50            -5.40             7.01      N/A              10.61
Janus Aspen Series Worldwide Growth
  Portfolio
  (Service Shares)                       9/13/1993           -26.38           -22.25            -0.63      N/A               9.05
Lincoln National Aggressive Growth
  Fund, Inc.                              2/3/1994           -30.85           -23.89           -10.37      N/A              -0.54
Lincoln National Bond Fund, Inc.        12/28/1981             9.17             9.08             6.37     6.44               9.24
Lincoln National Capital Appreciation
  Fund, Inc.                              1/3/1994           -27.62           -23.75            -2.66      N/A               5.58
Lincoln National Global Asset
  Allocation Fund, Inc.                   8/3/1987           -12.77            -9.26            -1.50     5.72               6.26
Lincoln National International
  Fund, Inc.                              5/1/1991           -11.57            -7.84             0.65     6.05               4.24
Lincoln National Money Market
  Fund, Inc.                              5/2/1988             0.50             2.88             3.32     3.42               5.19
Lincoln National Social Awareness
  Fund, Inc.                              5/2/1988           -22.82           -14.33            -3.15     8.97              10.38
MFS VIT Capital Opportunities
  Series (Initial Class)                 8/14/1996           -30.32           -20.39            -1.52      N/A               3.67
MFS VIT Emerging Growth
  Series (Initial Class)                 7/24/1995           -34.36           -29.88            -4.30      N/A               3.75
MFS VIT Total Return Series (Initial
  Class)                                  1/3/1995            -6.02             2.39             4.07      N/A               9.72
MFS VIT Utilities Series (Initial
  Class)                                  1/3/1995           -23.45           -15.18            -1.54      N/A               8.24
Neuberger Berman AMT Mid-Cap Growth
  Portfolio                              11/3/1997           -29.97           -21.72             0.19      N/A               3.29
Neuberger Berman AMT Regency Portfolio    6/1/1999           -11.36              N/A              N/A      N/A              -8.91

                                        INVESTMENT
                                          OPTION
                                        INCEPTION                                                                      SINCE
INVESTMENT OPTIONS                         DATE          1 YEAR           3 YEAR           5 YEAR       10 YEAR      INCEPTION
--------------------------------------  ----------   --------------   --------------   --------------   --------   --------------
Putnam VT Growth & Income Fund
  (Class IB)                              2/1/1988           -19.71            -7.30            -1.76     7.50               9.35
Putnam VT Health Sciences Fund
  (Class IB)                             4/30/1998           -21.05            -4.76              N/A      N/A              -2.35
Scudder VIT EAFE Equity Index Fund       8/22/1997           -22.30           -21.76            -6.10      N/A              -6.95
Scudder VIT Equity 500 Index             10/1/1997           -23.01           -15.53            -1.71      N/A              -1.32
Scudder VIT Small Cap Index Fund         8/22/1997           -21.29            -8.80            -2.64      N/A              -1.66

For the 1-, 3-, 5-, 10-year and Since Inception total returns, the net return is net of a guaranteed .90% M&E charge in years 1-19, .20% years 20 and thereafter.

* VIP refers to Variable Insurance Products Fund.

** FTVIPT refers to Franklin Templeton Variable Insurance Products Trust.

Past performance cannot guarantee comparable future results. Performance figures reflect the time period shown on a rolling monthly basis and are based on fund level values adjusted for this policy's expenses. Data assumes an annual reduction for investment fund management fees and expenses and a policy level M&E charge applied on a daily equivalent basis, but no deductions for additional policy expenses (i.e., loads, administrative fees, and cost of insurance charges), which, if included, would have resulted in lower performance. These charges and deductions can have a significant effect on contract values and insurance benefits. Ask your financial representative for a personalized illustration reflecting these costs. Sub-account performance figures are historical and include change in share price, reinvestment of dividends and capital gains and are net of the asset management expenses that can be levied against the sub-account. Investment return and principal value will vary so that you may have a gain or loss when you redeem shares. This update is not authorized for distribution unless preceded or accompanied by both the current Product Prospectus and Funds Prospectus for the variable investment options available for the policy. They contain detailed information, including charges and expenses, and should be read carefully before investing or sending money.

Small-cap stocks may be subject to a higher degree of risk than more established companies' securities. The illiquidity of the small-cap market may adversely affect the value of these investments so that shares, when redeemed, may be worth more or less than their original cost. The risks associated with investing on a worldwide basis include differences in regulation of financial data and reporting, currency exchange differences, as well as economic and political systems that may be different from those in the U.S. Investing in emerging markets can be riskier than investing in well-established foreign markets. Funds that concentrate their investments in one region or industry may carry greater risk than more broadly diversified funds. High-yield bonds experience higher volatility and increased credit risk when compared to other fixed income investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Lincoln VULDB II featuring the Elite Series of Funds, first introduced
August 19, 2002, on policy form LN 690 NY is issued by Lincoln Life & Annuity Company of New York, Syracuse, NY, and Lincoln Financial Advisors, a broker/ dealer, and offered through broker/dealers with an effective selling agreement. Variable insurance products are not a deposit, not FDIC-insured, not insured by any federal government agency, not guaranteed by any bank or savings association and may go down in value. Lincoln Financial Group is the marketing name for Lincoln National Corporation and its affiliates.

                                   SUPPLEMENT

        SUPPLEMENT DATED MAY 19, 2003 TO PROSPECTUSES DATED MAY 1, 2003

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
                      PRODUCTS: VUL(CV)III AND VUL (DB)II

          LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE
                                PRODUCT: SVULIII

            ISSUED BY THE LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

If your financial advisor is a member of M Financial Group:

This supplement provides information about four additional funds offered under your policy.

A separate funds prospectus supplement for these four funds has also been prepared, and should be presented to you along with this product prospectus supplement.

Except as amended by this supplement, all information in your product prospectus applies.
                              -------------------

The funds and their investment advisers/sub-advisers and objectives are listed below.

M FUNDS, INC., advised by M Financial Investment Advisers, Inc. (MFIA)

BRANDES INTERNATIONAL EQUITY FUND: Sub-advised by Brandes Investment Partners, L.P. Seeks to provide long-term capital appreciation through investing mainly in equity securities of foreign issuers, including common stocks, preferred stocks and securities that are convertible into common stocks.

BUSINESS OPPORTUNITY VALUE FUND: Sub-advised by Iridian Asset Management LLC. Seeks to provide long-term capital appreciation through investing primarily in equity securities of U.S. issuers in the large-to-medium-capitalization segments of the U.S. stock market.

FRONTIER CAPITAL APPRECIATION FUND: Sub-advised by Frontier Capital Management Company, LLC. Seeks to provide maximum capital appreciation through investing in common stock of U.S. companies of all sizes, with an emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500.

TURNER CORE GROWTH FUND: Sub-advised by Turner Investment Partners, Inc. Seeks to provide long-term capital appreciation through investing mainly in common stocks of U.S. companies that show strong earnings growth potential.

CHARGES AND FEES: This replaces information related to Table III in your product prospectus.

Table III shows the annual fund fees and expenses that are deducted daily from your Sub-Account values, on a pro rata basis. The table shows the minimum and maximum total operating expenses charged by the funds that you may pay during the time you own your policy. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

These fees and expenses may change at any time.

    TABLE III: TOTAL ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
           TOTAL ANNUAL OPERATING EXPENSE                     MINIMUM                 MAXIMUM
Total Management fees, distribution and/or service             0.32%                   1.90%*
(12b-1) fees, and other expenses.

* Funds may offer waivers and reductions to lower their fees. Currently such waivers and reductions range from 0.00% to 1.00%. These waivers and reductions generally extend through April 30, 2003 but may be terminated at any time by the fund. Refer to the funds prospectus for specific information on any waivers or reductions in effect.

                          PART C -- OTHER INFORMATION

Item 27.
                                    EXHIBITS


     (1)  Resolution of the Board of Directors of The Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(2)
     (2)  Commission Schedule for Variable Life Policies.(5)
     (3)  (a)       Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors
                    Corporation and Lincoln Life & Annuity Company of New York.(4)
          (b)       Selling Group Agreement.(4)
     (4)  (a)       Policy LN 690 NY(10)
          (b)       Riders. LR 434 NY LNY and LR 435 NY LNY.(3)
          (c)       Accounting Value Rider -- Policy Form LR500 NY(6)
          (d)       Change of Insured Rider -- Policy Form LR496 NY(6)
          (e)       Estate Tax Repeal Rider -- Policy Form LR511 NY(9)
          (f)       Supplemental Term Insurance Rider -- Policy Form LR515 NY(10)
     (5)  (a)       Application B10399 NY(5)
          (b)       Addendum to Application -- Policy Form B15 NY(10)
     (6)  (a)       Articles of Incorporation of Lincoln Life & Annuity Company of New York.(1)
          (b)       Bylaws of Lincoln Life & Annuity Company of New York.(1)
     (7)  Form of Reinsurance Contracts(7)
     (8)  Fund Participation Agreements and amendments thereto between The Lincoln National Life Insurance
          Company and:
          (a)       AIM Variable Insurance Funds(7)
          (b)       Alliance Variable Products Series Fund, Inc.(7)
          (c)       American Funds Insurance Series(7)
          (d)       BT Insurance Funds Trust(7)
          (e)       Delaware Group Premium Fund(7)
          (f)       Fidelity Variable Insurance Products Fund(7)
          (g)       Franklin Templeton Variable Products Series Fund(7)
          (h)       Janus Aspen Series(7)
          (i)       Lincoln Variable Insurance Products Trust(7)
          (j)       M Fund, Inc.*
          (k)       MFS Variable Insurance Trust(7)
          (l)       Neuberger & Berman Advisers Management Trust(7)
          (m)       Putnam Variable Trust(7)
     (9)  Service Agreements, and amendments thereto, between LLANY and Delaware Service Company, Inc.(8)
    (10)  Not applicable.
    (11)  Opinion and Consent of Robert O. Sheppard, Esq.
    (12)  Not Applicable.
    (13)  Not Applicable.
    (14)  Consent of Ernst & Young LLP, Independent Auditors.
    (15)  Not applicable.
    (16)  Not applicable.
    (17)  Not applicable.

Item 28.
                    DIRECTORS AND OFFICERS OF THE DEPOSITOR


Lorry J. Stensrud**                            President and Director
John H. Gotta****                              2nd Vice President and Director
Janet Chrzan**                                 2nd Vice President and Chief Financial
                                               Officer
J. Patrick Barrett                             Director
 Chairman and CEO
 Carpat Investments
 4605 Watergap
 Manlius, NY 13104
Robert D. Bond**                               Director
Jon A. Boscia***                               Director
Bradley R. Skarie**                            Acting Director of Annuities Compliance
Christine S. Frederick****                     Assistant Vice President and Life Compliance
                                               Officer
Rise' C. M. Taylor**                           2nd Vice President
Barbara S. Kowalczyk***                        Director
M. Leanne Lachman                              Director
 Principal
 Lend Lease Real Estate Investments
 787 7th Avenue -- 46th Floor
 New York, NY 10019
Louis G. Marcoccia                             Director
 Senior Vice President
 Syracuse University
 Skytop Office Building
 Skytop Road
 Syracuse, NY 13244-5300
Gary W. Parker ****                            2nd Vice President and Director
John M. Pietruski                              Director
 One Penn Plaza
 Suite 3408
 New York, NY 10119
Ron J. Ponder                                  Director
 WellPoint Health Networks, Inc.
 1 Wellpoint Way
 T2-2G4
 Thousand Oaks, CA 91362
Mark E. Reynolds**                             Director
Robert O. Sheppard*                            2nd Vice President and General Counsel
Eldon J. Summers**                             Treasurer
Richard C. Vaughan***                          Director
C. Suzanne Womack***                           Secretary


------------------------

*    Principal business address is 100 Madison Street, 17th Floor, Syracuse, NY
     13202

**   Principal business address is 1300 S. Clinton Street, Fort Wayne, IN 46801

*** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103


Item 29.
                                    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
                                              THE DEPOSITOR OR THE REGISTRANT
          Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System.(11)

Item 30.
                                                      INDEMNIFICATION
(a)       Brief description of indemnification provisions:

          In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (Lincoln Life)
          provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

          In particular, separate conditions govern indemnification of directors, officers, and employees of
          Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

          Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)       Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in
          Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the
          Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.
                                                  PRINCIPAL UNDERWRITERS
(a)       Lincoln Financial Advisors, Inc. is the Principal Underwriter for Lincoln Life & Annuity Variable
          Annuity Account L; Lincoln Life & Annuity Variable Annuity Account N; LLANY Separate Account R for
          Flexible Premium Variable Life Insurance; and LLANY Separate Account S for Flexible Premium Variable
          Life Insurance.
(b)       See Item 28.
(c)       N/A
Item 32.
                                             LOCATION OF ACCOUNTS AND RECORDS
          All accounts, books, and other documents, except accounting records, required to be maintained by
          Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by the Lincoln National
          Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia,
          Pennsylvania 19103.


Item 33.
                                                    MANAGEMENT SERVICES
          Not Applicable.
Item 34.
                                                    FEE REPRESENTATION
          Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

------------------------


 *  To be filed by amendment.

(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.
(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.
(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.
(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-84684) filed on April 23, 2003.

(8) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed April 4, 2002.
(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.
(10) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84688) filed March 21, 2002.

(11) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84360) filed on April 23, 2003.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 (File No. 333-84688) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 24th day of April, 2003. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.



                                          LINCOLN LIFE & ANNUITY FLEXIBLE
                                          PREMIUM VARIABLE LIFE ACCOUNT M
                                          (REGISTRANT)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                             SECOND VICE PRESIDENT AND DIRECTOR
                                                            OF
                                             LINCOLN LIFE & ANNUITY COMPANY OF
                                                         NEW YORK



                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                          YORK
                                          (DEPOSITOR)



                                          By          /s/ GARY W. PARKER


                                            ------------------------------------


                                                       Gary W. Parker
                                             SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below on April 24, 2003, by the following persons, as officers and directors of the Depositor, in the capacities indicated:



                    SIGNATURE                                 TITLE
                    ---------                                 -----
              /s/ LORRY J. STENSRUD*                President and Director
   -------------------------------------------      (Principal Executive
                Lorry J. Stensrud                   Officer)

                /s/ JANET CHRZAN*                   Second Vice President and
   -------------------------------------------      Chief Financial Officer
                   Janet Chrzan                     (Principal Financial
                                                    Officer and Principal
                                                    Accounting Officer)

                /s/ JOHN H. GOTTA*                  Second Vice President,
   -------------------------------------------      Assistant Secretary and
                  John H. Gotta                     Director

               /s/ GARY W. PARKER*                  Second Vice President and
   -------------------------------------------      Director
                  Gary W. Parker

             /s/ J. PATRICK BARRETT*                Director
   -------------------------------------------
                J. Patrick Barrett

               /s/ ROBERT D. BOND*                  Director
   -------------------------------------------
                  Robert D. Bond

                /s/ JON A. BOSCIA*                  Director
   -------------------------------------------
                  Jon A. Boscia

          /s/ BARBARA STEURY KOWALCZYK*             Director
   -------------------------------------------
             Barbara Steury Kowalczyk

          /s/ MARGUERITE LEANNE LACHMAN*            Director
   -------------------------------------------
            Marguerite Leanne Lachman

             /s/ LOUIS G. MARCOCCIA*                Director
   -------------------------------------------
                Louis G. Marcoccia

              /s/ JOHN M. PIETRUSKI*                Director
   -------------------------------------------
                John M. Pietruski

                    SIGNATURE                                 TITLE
                    ---------                                 -----
                /s/ RON J. PONDER*                  Director
   -------------------------------------------
                  Ron J. Ponder

             /s/ RICHARD C. VAUGHAN*                Director
   -------------------------------------------
                Richard C. Vaughan

              /s/ MARK E. REYNOLDS*                 Director
   -------------------------------------------
                 Mark E. Reynolds




* By     /s/ GARY W. PARKER

--------------------------------------------------

     Gary W. Parker, pursuant to a Power of Attorney filed with this Post-Effective Amendment No. 2 to the Registration Statement

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August, 2001.

                  SIGNATURE                              TITLE
                  ---------                              -----
            /s/ Lorry J. Stensrud               President and Director
   --------------------------------------        (Principal Executive
              Lorry J. Stensrud                        Officer)

              /s/ Janet Chrzan                 Second Vice President and
   --------------------------------------       Chief Financial Officer
                Janet Chrzan                     (Principal Financial
                                                 Officer and Principal
                                                  Accounting Officer)

             /s/ Gary W. Parker                Second Vice President and
   --------------------------------------              Director
               Gary W. Parker

           /s/ J. Patrick Barrett                      Director
   --------------------------------------
             J. Patrick Barrett

             /s/ Robert D. Bond                        Director
   --------------------------------------
               Robert D. Bond

              /s/ Jon A. Boscia                        Director
   --------------------------------------
                Jon A. Boscia

        /s/ Barbara Steury Kowalczyk                   Director
   --------------------------------------
          Barbara Steury Kowalczyk

        /s/ Marguerite Leanne Lachman                  Director
   --------------------------------------
          Marguerite Leanne Lachman

           /s/ Louis G. Marcoccia                      Director
   --------------------------------------
             Louis G. Marcoccia

            /s/ John M. Pietruski                      Director
   --------------------------------------
              John M. Pietruski

                  SIGNATURE                              TITLE
                  ---------                              -----
              /s/ Ron J. Ponder                        Director
   --------------------------------------
                Ron J. Ponder

           /s/ Richard C. Vaughan                      Director
   --------------------------------------
             Richard C. Vaughan

FOR JANET CHRZAN
STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Tina M. Drzewiecki
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               12/20/08

FOR ROBERT D. BOND
STATE OF INDIANA
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Brenda S. Henline
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/16/07

FOR RON J. PONDER
STATE OF NEW JERSEY
COUNTY OF MORRIS
                                               Subscribed and sworn to
                                               before me this
                                               9th day of August, 2001

                                               /s/ Barbara Welsh
                                               -------------------------
                                               Notary Public
                                               Commission Expires 3/5/02

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August, 2001.

                  SIGNATURE                              TITLE
                  ---------                              -----

              /s/ John H. Gotta                 Second Vice President,
   --------------------------------------      Assistant Secretary, and
                John H. Gotta                          Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 22nd day of January, 2002.

                  SIGNATURE                              TITLE
                  ---------                              -----

            /s/ Mark E. Reynolds                       Director
   --------------------------------------
              Mark E. Reynolds

STATE OF INDIANA
                                               SS:
COUNTY OF ALLEN
                                               Subscribed and sworn to
                                               before me this
                                               22nd day of January, 2002

                                               /s/ Sharlene K. Geer
                                               -------------------------
                                               Notary Public
                                               Commission Expires
                                               2/29/08